UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

K2 Alternative Strategies Fund
Class A [FAAAX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$247	2.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class A shares of K2 Alternative Strategies Fund returned 5.86%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 3.93% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials and utilities sectors. Long fixed income positioning substantially bolstered performance. Key contributors included the consumer discretionary sector and emerging market sovereign bonds.

↑
Relative Value and Long Short Equity were the largest strategy contributors. Long fixed income positioning drove gains for relative value. Within Long Short Equity, long equity positioning in the industrials sector led contribution.

↑
Long Short Equity subadvisor ActusRay was the largest contributor, driven by long equity positioning, especially in industrials. Global Macro subadvisor CFM was also as a key contributor on the strength of long positioning in developed market equity indexes and short commodities positioning.

Top detractors from performance:
↓
Among asset classes, currency positioning weighed the most on returns, owing in large part to hedges against the Swiss franc and Mexican peso longs. Commodity positioning (short overall) and interest rate positioning (long) also detracted, though more modestly.

↓
All four primary strategies contributed to performance, but the Strategic Overlay, which was active across the period under review, was an overall detractor, due primarily to long positioning in Nasdaq 100 Index futures.

↓
Only two of the 11 subadvisors, Global Macro’s Graham and Long Short Equity’s Jennison, detracted. Commodity (short overall) and fixed income (long) positioning weighed on returns for Graham. Long equity positioning in the pharmaceuticals, biotechnology and life sciences industry drove losses for health care-focused Jennison.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, as gains from equity total return swaps and equity index futures, outweighed losses from credit default swaps, foreign exchange forward contracts, fixed income and commodity futures.
K2 Alternative Strategies Fund	PAGE 1	068-ATSR-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class A	5.86	3.76	2.54
Class A (with sales charge)	0.03	2.59	1.96
MSCI All Country World Index-NR	13.65	13.37	9.25
HFRX Global Hedge Fund Index	3.93	3.66	1.87
ICE BofA U.S. 3-Month Treasury Bill Index	4.76	2.70	1.94
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
Effective March 1, 2024, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$521,108,157
Total Number of Portfolio Holdings*	886
Total Management Fee Paid	$8,107,491
Portfolio Turnover Rate	266.59%
*	Does not include derivatives, except purchased options, if any.
K2 Alternative Strategies Fund	PAGE 2	068-ATSR-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	47.0	-31.6
Relative Value	52.8	-33.1
Event Driven	7.0	-4.4
Global Macro	109.3	-182.2
Strategic Overlay	2.0	0.0
Total	218.1	-251.3
Figures include the effect of gross notional exposure of derivatives.
HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Lillian C. Knight and Art Vinokur were added as portfolio managers of the Fund. Effective September 30, 2024, Brooks Ritchey and Anthony Zanolla stepped down as portfolio managers of the Fund.
This is a summary of certain changes and certain planned changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025 at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
K2 Alternative Strategies Fund	PAGE 3	068-ATSR-0725

K2 Alternative Strategies Fund
Class C [FASCX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$323	3.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class C shares of K2 Alternative Strategies Fund returned 5.04%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 3.93% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials and utilities sectors. Long fixed income positioning substantially bolstered performance. Key contributors included the consumer discretionary sector and emerging market sovereign bonds.

↑
Relative Value and Long Short Equity were the largest strategy contributors. Long fixed income positioning drove gains for relative value. Within Long Short Equity, long equity positioning in the industrials sector led contribution.

↑
Long Short Equity subadvisor ActusRay was the largest contributor, driven by long equity positioning, especially in industrials. Global Macro subadvisor CFM was also as a key contributor on the strength of long positioning in developed market equity indexes and short commodities positioning.

Top detractors from performance:
↓
Among asset classes, currency positioning weighed the most on returns, owing in large part to hedges against the Swiss franc and Mexican peso longs. Commodity positioning (short overall) and interest rate positioning (long) also detracted, though more modestly.

↓
All four primary strategies contributed to performance, but the Strategic Overlay, which was active across the period under review, was an overall detractor, due primarily to long positioning in Nasdaq 100 Index futures.

↓
Only two of the 11 subadvisors, Global Macro’s Graham and Long Short Equity’s Jennison, detracted. Commodity (short overall) and fixed income (long) positioning weighed on returns for Graham. Long equity positioning in the pharmaceuticals, biotechnology and life sciences industry drove losses for health care-focused Jennison.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, as gains from equity total return swaps and equity index futures, outweighed losses from credit default swaps, foreign exchange forward contracts, fixed income and commodity futures.
K2 Alternative Strategies Fund	PAGE 1	520-ATSR-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class C	5.04	2.98	1.77
Class C (with sales charge)	4.09	2.98	1.77
MSCI All Country World Index-NR	13.65	13.37	9.25
HFRX Global Hedge Fund Index	3.93	3.66	1.87
ICE BofA U.S. 3-Month Treasury Bill Index	4.76	2.70	1.94
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2024, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$521,108,157
Total Number of Portfolio Holdings*	886
Total Management Fee Paid	$8,107,491
Portfolio Turnover Rate	266.59%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	47.0	-31.6
Relative Value	52.8	-33.1
Event Driven	7.0	-4.4
Global Macro	109.3	-182.2
Strategic Overlay	2.0	0.0
Total	218.1	-251.3
Figures include the effect of gross notional exposure of derivatives.
K2 Alternative Strategies Fund	PAGE 2	520-ATSR-0725

HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Lillian C. Knight and Art Vinokur were added as portfolio managers of the Fund. Effective September 30, 2024, Brooks Ritchey and Anthony Zanolla stepped down as portfolio managers of the Fund.
This is a summary of certain changes and certain planned changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025 at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
K2 Alternative Strategies Fund	PAGE 3	520-ATSR-0725

K2 Alternative Strategies Fund
Class R [FSKKX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$272	2.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class R shares of K2 Alternative Strategies Fund returned 5.40%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 3.93% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials and utilities sectors. Long fixed income positioning substantially bolstered performance. Key contributors included the consumer discretionary sector and emerging market sovereign bonds.

↑
Relative Value and Long Short Equity were the largest strategy contributors. Long fixed income positioning drove gains for relative value. Within Long Short Equity, long equity positioning in the industrials sector led contribution.

↑
Long Short Equity subadvisor ActusRay was the largest contributor, driven by long equity positioning, especially in industrials. Global Macro subadvisor CFM was also as a key contributor on the strength of long positioning in developed market equity indexes and short commodities positioning.

Top detractors from performance:
↓
Among asset classes, currency positioning weighed the most on returns, owing in large part to hedges against the Swiss franc and Mexican peso longs. Commodity positioning (short overall) and interest rate positioning (long) also detracted, though more modestly.

↓
All four primary strategies contributed to performance, but the Strategic Overlay, which was active across the period under review, was an overall detractor, due primarily to long positioning in Nasdaq 100 Index futures.

↓
Only two of the 11 subadvisors, Global Macro’s Graham and Long Short Equity’s Jennison, detracted. Commodity (short overall) and fixed income (long) positioning weighed on returns for Graham. Long equity positioning in the pharmaceuticals, biotechnology and life sciences industry drove losses for health care-focused Jennison.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, as gains from equity total return swaps and equity index futures, outweighed losses from credit default swaps, foreign exchange forward contracts, fixed income and commodity futures.
K2 Alternative Strategies Fund	PAGE 1	820-ATSR-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class R	5.40	3.47	2.20
MSCI All Country World Index-NR	13.65	13.37	9.25
HFRX Global Hedge Fund Index	3.93	3.66	1.87
ICE BofA U.S. 3-Month Treasury Bill Index	4.76	2.70	1.94
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2024, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$521,108,157
Total Number of Portfolio Holdings*	886
Total Management Fee Paid	$8,107,491
Portfolio Turnover Rate	266.59%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	47.0	-31.6
Relative Value	52.8	-33.1
Event Driven	7.0	-4.4
Global Macro	109.3	-182.2
Strategic Overlay	2.0	0.0
Total	218.1	-251.3
Figures include the effect of gross notional exposure of derivatives.
K2 Alternative Strategies Fund	PAGE 2	820-ATSR-0725

HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Lillian C. Knight and Art Vinokur were added as portfolio managers of the Fund. Effective September 30, 2024, Brooks Ritchey and Anthony Zanolla stepped down as portfolio managers of the Fund.
This is a summary of certain changes and certain planned changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025 at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
K2 Alternative Strategies Fund	PAGE 3	820-ATSR-0725

K2 Alternative Strategies Fund
Class R6 [FASRX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$218	2.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class R6 shares of K2 Alternative Strategies Fund returned 6.08%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 3.93% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials and utilities sectors. Long fixed income positioning substantially bolstered performance. Key contributors included the consumer discretionary sector and emerging market sovereign bonds.

↑
Relative Value and Long Short Equity were the largest strategy contributors. Long fixed income positioning drove gains for relative value. Within Long Short Equity, long equity positioning in the industrials sector led contribution.

↑
Long Short Equity subadvisor ActusRay was the largest contributor, driven by long equity positioning, especially in industrials. Global Macro subadvisor CFM was also as a key contributor on the strength of long positioning in developed market equity indexes and short commodities positioning.

Top detractors from performance:
↓
Among asset classes, currency positioning weighed the most on returns, owing in large part to hedges against the Swiss franc and Mexican peso longs. Commodity positioning (short overall) and interest rate positioning (long) also detracted, though more modestly.

↓
All four primary strategies contributed to performance, but the Strategic Overlay, which was active across the period under review, was an overall detractor, due primarily to long positioning in Nasdaq 100 Index futures.

↓
Only two of the 11 subadvisors, Global Macro’s Graham and Long Short Equity’s Jennison, detracted. Commodity (short overall) and fixed income (long) positioning weighed on returns for Graham. Long equity positioning in the pharmaceuticals, biotechnology and life sciences industry drove losses for health care-focused Jennison.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, as gains from equity total return swaps and equity index futures, outweighed losses from credit default swaps, foreign exchange forward contracts, fixed income and commodity futures.
K2 Alternative Strategies Fund	PAGE 1	830-ATSR-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class R6	6.08	4.06	2.90
MSCI All Country World Index-NR	13.65	13.37	9.25
HFRX Global Hedge Fund Index	3.93	3.66	1.87
ICE BofA U.S. 3-Month Treasury Bill Index	4.76	2.70	1.94
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2024, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$521,108,157
Total Number of Portfolio Holdings*	886
Total Management Fee Paid	$8,107,491
Portfolio Turnover Rate	266.59%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	47.0	-31.6
Relative Value	52.8	-33.1
Event Driven	7.0	-4.4
Global Macro	109.3	-182.2
Strategic Overlay	2.0	0.0
Total	218.1	-251.3
Figures include the effect of gross notional exposure of derivatives.
K2 Alternative Strategies Fund	PAGE 2	830-ATSR-0725

HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Lillian C. Knight and Art Vinokur were added as portfolio managers of the Fund. Effective September 30, 2024, Brooks Ritchey and Anthony Zanolla stepped down as portfolio managers of the Fund.
This is a summary of certain changes and certain planned changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025 at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
K2 Alternative Strategies Fund	PAGE 3	830-ATSR-0725

K2 Alternative Strategies Fund
Advisor Class [FABZX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$221	2.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Advisor Class shares of K2 Alternative Strategies Fund returned 6.01%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 3.93% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials and utilities sectors. Long fixed income positioning substantially bolstered performance. Key contributors included the consumer discretionary sector and emerging market sovereign bonds.

↑
Relative Value and Long Short Equity were the largest strategy contributors. Long fixed income positioning drove gains for relative value. Within Long Short Equity, long equity positioning in the industrials sector led contribution.

↑
Long Short Equity subadvisor ActusRay was the largest contributor, driven by long equity positioning, especially in industrials. Global Macro subadvisor CFM was also as a key contributor on the strength of long positioning in developed market equity indexes and short commodities positioning.

Top detractors from performance:
↓
Among asset classes, currency positioning weighed the most on returns, owing in large part to hedges against the Swiss franc and Mexican peso longs. Commodity positioning (short overall) and interest rate positioning (long) also detracted, though more modestly.

↓
All four primary strategies contributed to performance, but the Strategic Overlay, which was active across the period under review, was an overall detractor, due primarily to long positioning in Nasdaq 100 Index futures.

↓
Only two of the 11 subadvisors, Global Macro’s Graham and Long Short Equity’s Jennison, detracted. Commodity (short overall) and fixed income (long) positioning weighed on returns for Graham. Long equity positioning in the pharmaceuticals, biotechnology and life sciences industry drove losses for health care-focused Jennison.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, as gains from equity total return swaps and equity index futures, outweighed losses from credit default swaps, foreign exchange forward contracts, fixed income and commodity futures.
K2 Alternative Strategies Fund	PAGE 1	10-ATSR-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	6.01	4.00	2.79
MSCI All Country World Index-NR	13.65	13.37	9.25
HFRX Global Hedge Fund Index	3.93	3.66	1.87
ICE BofA U.S. 3-Month Treasury Bill Index	4.76	2.70	1.94
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2024, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$521,108,157
Total Number of Portfolio Holdings*	886
Total Management Fee Paid	$8,107,491
Portfolio Turnover Rate	266.59%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	47.0	-31.6
Relative Value	52.8	-33.1
Event Driven	7.0	-4.4
Global Macro	109.3	-182.2
Strategic Overlay	2.0	0.0
Total	218.1	-251.3
Figures include the effect of gross notional exposure of derivatives.
K2 Alternative Strategies Fund	PAGE 2	10-ATSR-0725

HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Lillian C. Knight and Art Vinokur were added as portfolio managers of the Fund. Effective September 30, 2024, Brooks Ritchey and Anthony Zanolla stepped down as portfolio managers of the Fund.
This is a summary of certain changes and certain planned changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025 at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
K2 Alternative Strategies Fund	PAGE 3	10-ATSR-0725

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Ann Torre Bates, David W. Niemiec and Valerie M. Williams, possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Ann Torre Bates, David W. Niemiec and Valerie M. Williams as the Audit Committee’s financial experts. Ann Torre Bates, David W. Niemiec and Valerie M. Williams are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2024 and May 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $174,873 in May 31, 2024 and $179,363 in May 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2024 and $0 in May 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in May 31, 2024 and $0 in May 31, 2025.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in May 31, 2024 and $0 in May 31, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $0 in May 31, 2024 and $0 in May 31, 2025.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $0 in May 31, 2024 and $0 in May 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

K2 Alternative Strategies Fund
Franklin Alternative Strategies Funds
Financial Statements and Other Important Information

Annual	| May 31, 2025

[This page intentionally left blank.]

2	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Consolidated Financial Highlights
K2 Alternative Strategies Fund

	Year Ended May 31,
	2025	2024	2023	2022	2021
Class A
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.67	$10.69	$11.16	$12.46	$11.19
Income from investment operations[a]:
Net investment income (loss)[b]	0.29	0.24	0.15	(0.06)	(0.08)
Net realized and unrealized gains (losses)	0.36	0.79	(0.32)	(0.68)	1.45
Total from investment operations	0.65	1.03	(0.17)	(0.74)	1.37
Less distributions from:
Net investment income	(0.69)	(0.05)	(0.21)	(0.06)	—
Net realized gains	(0.57)	—	(0.09)	(0.50)	(0.10)
Total distributions	(1.26)	(0.05)	(0.30)	(0.56)	(0.10)
Net asset value, end of year	$11.06	$11.67	$10.69	$11.16	$12.46
Total return[c]	5.86%	9.57%	(1.48)%	(6.25)%	12.25%
Ratios to average net assets
Expenses before waiver, payments by affiliates and expense reduction[d]	2.69%	2.83%	2.82%	2.75%	2.82%
Expenses net of waiver, payments by affiliates and expense reduction[d]	2.40%	2.57%	2.64%	2.60%[e]	2.64%
Expenses incurred in connection with securities sold short	0.45%	0.47%	0.45%	0.40%	0.44%
Net investment income (loss)	2.57%	2.22%	1.31%	(0.49)%	(0.67)%
Supplemental data
Net assets, end of year (000’s)	$56,487	$63,320	$76,464	$94,580	$102,138
Portfolio turnover rate	266.59%	257.70%	225.53%	177.61%	236.64%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund's shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
dIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Annual Report	3

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Year Ended May 31,
	2025	2024	2023	2022	2021
Class C
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.27	$10.35	$10.80	$12.11	$10.95
Income from investment operations[a]:
Net investment income (loss)[b]	0.20	0.15	0.06	(0.15)	(0.15)
Net realized and unrealized gains (losses)	0.34	0.77	(0.31)	(0.66)	1.41
Total from investment operations	0.54	0.92	(0.25)	(0.81)	1.26
Less distributions from:
Net investment income	(0.58)	—	(0.11)	—	—
Net realized gains	(0.57)	—	(0.09)	(0.50)	(0.10)
Total distributions	(1.15)	—	(0.20)	(0.50)	(0.10)
Net asset value, end of year	$10.66	$11.27	$10.35	$10.80	$12.11
Total return[c]	5.04%	8.69%	(2.12)%	(7.06)%	11.51%
Ratios to average net assets
Expenses before waiver, payments by affiliates and expense reduction[d]	3.44%	3.60%	3.57%	3.50%	3.54%
Expenses net of waiver, payments by affiliates and expense reduction[d]	3.15%	3.33%	3.39%	3.35%[e]	3.36%
Expenses incurred in connection with securities sold short	0.45%	0.47%	0.45%	0.40%	0.44%
Net investment income (loss)	1.82%	1.46%	0.55%	(1.24)%	(1.39)%
Supplemental data
Net assets, end of year (000’s)	$4,922	$7,957	$15,720	$24,486	$31,541
Portfolio turnover rate	266.59%	257.70%	225.53%	177.61%	236.64%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund's shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
dIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
eBenefit of expense reduction rounds to less than 0.01%.

4	Annual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Year Ended May 31,
	2025	2024	2023	2022	2021
Class R
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.73	$10.73	$11.13	$12.44	$11.20
Income from investment operations[a]:
Net investment income (loss)[b]	0.27	0.22	0.10	(0.08)	(0.11)
Net realized and unrealized gains (losses)	0.34	0.80	(0.31)	(0.68)	1.45
Total from investment operations	0.61	1.02	(0.21)	(0.76)	1.34
Less distributions from:
Net investment income	(0.67)	(0.02)	(0.10)	(0.05)	—
Net realized gains	(0.57)	—	(0.09)	(0.50)	(0.10)
Total distributions	(1.24)	(0.02)	(0.19)	(0.55)	(0.10)
Net asset value, end of year	$11.10	$11.73	$10.73	$11.13	$12.44
Total return	5.40%	9.30%	(1.65)%	(6.50)%	11.97%
Ratios to average net assets
Expenses before waiver, payments by affiliates and expense reduction[c]	2.94%	3.07%	3.07%	3.04%	3.06%
Expenses net of waiver, payments by affiliates and expense reduction[c]	2.65%	2.82%	2.89%	2.85%[d]	2.88%
Expenses incurred in connection with securities sold short	0.45%	0.47%	0.45%	0.40%	0.44%
Net investment income (loss)	2.32%	1.97%	1.05%	(0.78)%	(0.91)%
Supplemental data
Net assets, end of year (000’s)	$442	$348	$351	$811	$840
Portfolio turnover rate	266.59%	257.70%	225.53%	177.61%	236.64%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund's shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
dBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Annual Report	5

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Year Ended May 31,
	2025	2024	2023	2022	2021
Class R6
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.77	$10.78	$11.27	$12.58	$11.25
Income from investment operations[a]:
Net investment income (loss)[b]	0.33	0.29	0.18	(0.02)	(0.04)
Net realized and unrealized gains (losses)	0.35	0.79	(0.33)	(0.69)	1.47
Total from investment operations	0.68	1.08	(0.15)	(0.71)	1.43
Less distributions from:
Net investment income	(0.73)	(0.09)	(0.25)	(0.10)	—
Net realized gains	(0.57)	—	(0.09)	(0.50)	(0.10)
Total distributions	(1.30)	(0.09)	(0.34)	(0.60)	(0.10)
Net asset value, end of year	$11.15	$11.77	$10.78	$11.27	$12.58
Total return	6.08%	10.03%	(1.20)%	(6.05)%	12.61%
Ratios to average net assets
Expenses before waiver, payments by affiliates and expense reduction[c]	2.37%	2.47%	2.48%	2.44%	2.50%
Expenses net of waiver, payments by affiliates and expense reduction[c]	2.12%	2.26%	2.36%	2.32%[d]	2.32%
Expenses incurred in connection with securities sold short	0.45%	0.47%	0.45%	0.40%	0.44%
Net investment income (loss)	2.89%	2.54%	1.64%	(0.18)%	(0.35)%
Supplemental data
Net assets, end of year (000’s)	$113,808	$124,279	$44,192	$47,851	$27,471
Portfolio turnover rate	266.59%	257.70%	225.53%	177.61%	236.64%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund's shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
dBenefit of expense reduction rounds to less than 0.01%.

6	Annual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Year Ended May 31,
	2025	2024	2023	2022	2021
Advisor Class
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.76	$10.76	$11.24	$12.55	$11.23
Income from investment operations[a]:
Net investment income (loss)[b]	0.33	0.27	0.17	(0.03)	(0.05)
Net realized and unrealized gains (losses)	0.34	0.81	(0.32)	(0.69)	1.47
Total from investment operations	0.67	1.08	(0.15)	(0.72)	1.42
Less distributions from:
Net investment income	(0.72)	(0.08)	(0.24)	(0.09)	—
Net realized gains	(0.57)	—	(0.09)	(0.50)	(0.10)
Total distributions	(1.29)	(0.08)	(0.33)	(0.59)	(0.10)
Net asset value, end of year	$11.14	$11.76	$10.76	$11.24	$12.55
Total return	6.01%	9.87%	(1.21)%	(6.05)%	12.55%
Ratios to average net assets
Expenses before waiver, payments by affiliates and expense reduction[c]	2.44%	2.60%	2.57%	2.50%	2.57%
Expenses net of waiver, payments by affiliates and expense reduction[c]	2.15%	2.33%	2.39%	2.35%[d]	2.39%
Expenses incurred in connection with securities sold short	0.45%	0.47%	0.45%	0.40%	0.44%
Net investment income (loss)	2.82%	2.46%	1.55%	(0.24)%	(0.42)%
Supplemental data
Net assets, end of year (000’s)	$345,450	$438,766	$710,974	$1,099,387	$1,152,105
Portfolio turnover rate	266.59%	257.70%	225.53%	177.61%	236.64%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund's shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
dBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Annual Report	7

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Consolidated Schedule of Investments, May 31, 2025
K2 Alternative Strategies Fund

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests 19.6%
	Aerospace & Defense 0.5%
[a]	The Boeing Co.	United States	9,267	$1,921,234
[a]	Satellogic Inc., A, 1/25/27, wts.	United States	2,058	1,050
[a]	Triumph Group Inc.	United States	30,238	779,838
				2,702,122
	Automobile Components 0.0%†
	Dowlais Group PLC	United Kingdom	199,100	178,366
	Automobiles 0.2%
	Bayerische Motoren Werke AG	Germany	10,561	936,984
	Biotechnology 3.4%
[a,b]	Alnylam Pharmaceuticals Inc.	United States	7,107	2,164,508
[a,c]	Apellis Pharmaceuticals Inc.	United States	35,487	600,795
[a]	Apogee Therapeutics Inc.	United States	16,305	597,415
[a,b]	Arcutis Biotherapeutics Inc.	United States	120,593	1,572,533
[a,b]	Argenx SE, ADR	Netherlands	3,225	1,848,763
[a]	Blueprint Medicines Corp.	United States	11,249	1,140,086
[a]	Crinetics Pharmaceuticals Inc.	United States	29,722	906,818
[a]	Insmed Inc.	United States	21,158	1,475,347
[a,b,c]	Kymera Therapeutics Inc.	United States	14,178	420,236
[a,c]	Metsera Inc.	United States	5,646	150,861
[a,b]	Neurocrine Biosciences Inc.	United States	16,720	2,056,894
[a,c]	NewAmsterdam Pharma Co. NV	Netherlands	40,474	732,984
[a,d]	SpringWorks Therapeutics Inc.	United States	12,570	587,145
[a]	Travere Therapeutics Inc.	United States	36,115	542,447
[a,b]	Vaxcyte Inc.	United States	15,228	494,758
[a]	Vera Therapeutics Inc., A	United States	16,363	310,079
[a,b]	Vertex Pharmaceuticals Inc.	United States	3,697	1,634,259
[a]	Xenon Pharmaceuticals Inc.	Canada	25,083	723,645
				17,959,573
	Building Products 0.4%
[a]	Johnson Controls International PLC	United States	21,461	2,175,502
	Capital Markets 0.3%
	Ci Financial Corp.	Canada	67,780	1,552,319
	Chemicals 0.8%
	Air Products & Chemicals Inc.	United States	7,647	2,132,825
	Celanese Corp., A	United States	4,818	254,535
[a]	Covestro AG	Germany	23,863	1,639,263
[a]	Danimer Scientific Inc., 7/15/25, wts.	United States	24,481	12
				4,026,635
	Communications Equipment 0.2%
[a]	Commscope Holding Co. Inc.	United States	68,780	415,431
[a,e]	Riverbed Technology, Inc.	United States	1,499	—
[a]	Spirent Communications PLC	United Kingdom	205,212	521,465
				936,896
	Construction & Engineering 0.7%
[a]	Mastec Inc.	United States	12,524	1,952,867
	Quanta Services Inc.	United States	4,903	1,679,572
				3,632,439

8	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples Distribution & Retail 0.1%
	Albertsons Cos. Inc., A	United States	31,813	$707,203
	Diversified Financial Services 0.6%
[a]	Aldel Financial II Inc.	United States	10,204	106,326
[a]	Artius II Acquisition Inc.	United States	13,932	140,295
	BBGI Global Infrastructure SA	Luxembourg	581,679	1,126,998
[a]	Bold Eagle Acquisition Corp.	United States	8,931	92,615
[a]	Cantor Equity Partners I Inc.	United States	2,402	29,184
[a]	Churchill Capital Corp.	United States	1,788	19,829
[a]	DSG TopCo Inc.	United States	27,996	537,523
[a]	GP-Act III Acquisition Corp.	United States	9,171	96,020
[a]	Haymaker Acquisition Corp. 4	United States	3,381	37,326
[a]	Hennessy Capital Investment Corp. VII	United States	13,932	139,459
[a]	Legato Merger Corp. III	United States	6,333	67,257
[a]	Live Oak Acquisition Corp. V	United States	13,917	144,041
[a]	M3-Brigade Acquisition Corp.	United States	12,900	152,220
[a]	Nabors Energy Transition Corp. II, 9/05/28, wts.	United States	2,168	1,102
[a]	Newhold Investment Corp.	United States	13,932	139,738
[a]	Oaktree Acquisition Corp.	United States	6,850	71,651
[a]	Perceptive Capital Solutions Corp.	United States	645	6,818
[a,e]	Pershing Square Tontine Holdings Ltd., A	United States	42,829	—
[e]	Pershing Square Tontine Holdings Ltd., A, 12/31/33, Contingent Value, rts.	United States	10,707	—
[a]	Roman DBDR Acquisition Corp. II	United States	13,932	143,082
[a]	Silverbox Corp. IV	United States	12,900	134,676
[a,b]	Southport Acquisition Corp., 5/24/28, wts.	United States	4,946	989
[a,e]	Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	3,069	—
[a]	Target Global Acquisition I Corp., A, 12/31/27, wts.	Israel	3,516	457
[a]	Teract SA, 11/16/25, wts.	France	3,920	2
				3,187,608
	Diversified Telecommunication Services 0.3%
[a,b]	Frontier Communications Parent Inc.	United States	49,904	1,808,022
	Electric Utilities 2.4%
	Constellation Energy Corp.	United States	11,492	3,518,276
[b]	Edison International	United States	13,042	725,787
[b]	Entergy Corp.	United States	8,613	717,291
[b]	Exelon Corp.	United States	26,933	1,180,204
[b]	NextEra Energy Inc.	United States	26,912	1,901,064
	NRG Energy Inc.	United States	3,228	503,245
[b]	PG&E Corp.	United States	40,805	688,788
[b]	PPL Corp.	United States	36,764	1,277,549
[b]	Xcel Energy Inc.	United States	29,486	2,066,969
				12,579,173
	Electrical Equipment 0.8%
[a,b]	Array Technologies Inc.	United States	52,274	345,008
[a,c]	Bloom Energy Corp., A	United States	118	2,180
[a,b]	Enovix Corp.	United States	114,120	869,594
[b]	GE Vernova Inc.	United States	3,842	1,817,189
	Mitsubishi Electric Corp.	Japan	65,287	1,302,933
				4,336,904
	Energy Equipment & Services 0.0%†
[a]	Nabors Industries Ltd.	United States	7,501	$193,601

franklintempleton.com	Annual Report	9

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Entertainment 0.2%
[b]	TKO Group Holdings Inc., A	United States	2,609	411,726
[a,b]	Warner Bros Discovery Inc.	United States	42,483	423,556
				835,282
	Food Products 0.4%
[b]	Kellanova	United States	23,312	1,926,271
	Health Care Equipment & Supplies 1.5%
	Abbott Laboratories	United States	2,926	390,855
[a]	DexCom Inc.	United States	13,230	1,135,134
[a,b]	Edwards Lifesciences Corp.	United States	30,147	2,358,098
	GE Healthcare Technologies Inc.	United States	24,045	1,696,134
[a,c]	Semler Scientific, Inc.	United States	7	280
	Straumann Holding AG	Switzerland	7,132	917,377
[a]	Tandem Diabetes Care Inc.	United States	59,485	1,178,993
				7,676,871
	Health Care Providers & Services 0.2%
[a]	Community Health Systems Inc.	United States	82,779	321,182
[b]	CVS Health Corp.	United States	8,676	555,611
				876,793
	Health Care REITs 0.1%
	Assura PLC	United Kingdom	424,166	282,333
	Hotels, Restaurants & Leisure 0.4%
[a]	Everi Holdings Inc.	United States	63,281	892,895
[a,e]	HomeToGo SE, 12/31/25, wts.	Luxembourg	716	—
[a]	Playa Hotels & Resorts	United States	67,922	914,230
[a]	Playags Inc.	United States	27,860	340,449
				2,147,574
	Household Durables 0.1%
[d]	Fujitsu General Ltd.	Japan	14,131	273,521
[a,e]	Mattress Firm Holdings Corp.	United States	1	174,236
				447,757
	Independent Power & Renewable Electricity Producers 0.6%
	Innergex Renewable Energy Inc.	Canada	170,694	1,699,042
	RWE AG	Germany	15,030	565,912
[b]	XPLR Infrastructure LP	United States	84,145	742,159
				3,007,113
	Industrial Conglomerates 0.8%
	3M Co.	United States	16,373	2,428,934
	Siemens AG	Germany	7,893	1,898,452
				4,327,386
	Insurance 0.2%
	Direct Line Insurance Group PLC	United Kingdom	267,920	1,077,493
	Interactive Media & Services 0.0%†
[f]	Tencent Holdings Ltd.	China	3,924	247,379
	Internet & Direct Marketing Retail 0.0%†
[a,g]	Deliveroo PLC, A, 144A	United Kingdom	71,245	168,666
	IT Services 0.0%†
[a,c]	Applied Digital Corp.	United States	2,610	$17,827
[a]	Bigbear.Ai Holdings, Inc.	United States	1,612	6,706

10	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	IT Services (continued)
[a]	Brand Engagement Network Inc., A, 3/14/29, wts.	United States	241	6
	Datagroup SE	Germany	2,269	143,663
				168,202
	Life Sciences Tools & Services 0.9%
	Biotage AB	Sweden	9,328	138,051
[b]	Danaher Corp., W	United States	1,876	356,253
	Lonza Group AG	Switzerland	1,942	1,347,564
	Revvity Inc.	United States	13,964	1,262,625
[a]	Stevanato Group SpA	Italy	54,797	1,217,041
	Thermo Fisher Scientific Inc.	United States	1,383	557,100
				4,878,634
	Machinery 0.2%
	Fanuc Corp.	Japan	17,007	453,904
	Ihi Corp.	Japan	6,314	607,723
[a,e]	Maxeon Solar Technologies, 1/15/28, wts.	United States	32,750	14,473
				1,076,100
	Media 0.2%
[a,b]	Altice USA Inc., A	United States	122,191	282,261
[a,b]	Clear Channel Outdoor Holdings Inc., A	United States	201,413	215,512
	Omnicom Group Inc.	United States	6,902	506,883
				1,004,656
	Metals & Mining 0.4%
[a,e]	Samarco Mineracao SA Escrow	Brazil	384,000	12,929
	U.S. Steel Corp.	United States	34,385	1,850,601
				1,863,530
	Oil, Gas & Consumable Fuels 0.1%
[a,e,h]	Gazprom PJSC	Russia	615,160	—
[d]	Golar LNG Ltd.	Cameroon	3,902	160,606
	Hess Corp.	United States	1,921	253,937
[a,d]	Sable Offshore Corp.	United States	5,505	158,434
				572,977
	Passenger Airlines 0.0%†
[a,c]	Jetblue Airways Corp.	United States	139	702
	Pharmaceuticals 1.9%
	AstraZeneca PLC, ADR	United Kingdom	21,061	1,533,873
[b]	Eli Lilly & Co.	United States	2,379	1,754,917
[b]	Novo Nordisk AS, ADR	Denmark	20,035	1,432,502
[a,b]	Tarsus Pharmaceuticals Inc.	United States	28,383	1,219,050
	UCB SA	Belgium	9,887	1,798,640
[a]	Verona Pharma PLC, ADR	United Kingdom	23,787	1,931,504
				9,670,486
	Professional Services 0.2%
	Dun & Bradstreet Holdings Inc.	United States	94,216	848,886
[a,b]	Falcon’s Beyond Global Inc., A, 3/16/26, wts.	United States	180	170
	Ul Solutions Inc., A	United States	2,157	154,226
				1,003,282

franklintempleton.com	Annual Report	11

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate Management & Development 0.1%
[a,b,e]	Conx Corp., A, 10/30/27, wts.	United States	14,679	$—
[g]	Esr Group Ltd., 144A	China	362,843	593,239
				593,239
	Residential REITs 0.1%
	Interrent Real Estate Investment Trust	Canada	28,638	284,846
	Semiconductors & Semiconductor Equipment 0.0%†
[a]	SolarEdge Technologies Inc.	United States	13,114	234,216
	Software 0.0%†
[a]	Bitdeer Technologies Group	United States	8,735	112,332
[a]	Informatica Inc., A	United States	5,678	136,329
				248,661
	Specialized REITs 0.0%†
	Uniti Group Inc.	United States	31,119	133,812
	Specialty Retail 0.0%†
[a]	Douglas AG	Germany	5,297	72,700
[a]	Petco Health & Wellness Co. Inc., A	United States	30,138	110,607
[a]	The Realreal Inc.	United States	2,894	16,351
				199,658
	Textiles, Apparel & Luxury Goods 0.1%
[a]	Skechers USA Inc., A	United States	6,786	421,003
	Wireless Telecommunication Services 0.0%†
	Freenet AG	Germany	1,731	57,177
	Total Common Stocks and Other Equity Interests (Cost $94,802,714)			102,345,446
	Preferred Stocks 0.1%
	Diversified Financial Services 0.1%
[b]	FHLMC, 8.375%, pfd., Z	United States	21,938	300,989
[b]	FNMA, 8.25%, pfd., S	United States	5,367	76,480
				377,469
	Total Preferred Stocks (Cost $184,684)			377,469

			Principal Amount*
	Convertible Bonds 16.6%
	Aerospace & Defense 0.2%
[g]	Astronics Corp., senior note, 144A, 5.50%, 3/15/30	United States	210,000	343,122
	Parsons Corp., senior note, 0.25%, 8/15/25	United States	332,000	485,674
				828,796
	Airlines 0.0%†
[c,g]	Jetblue Airways Corp., senior note, 144A, 2.50%, 9/01/29	United States	33,000	34,314
	Automobile Components 0.0%†
	LCI Industries, senior note, 1.125%, 5/15/26	United States	99,000	97,193
	Automobiles 0.2%
	Ford Motor Co., senior note, zero cpn., 3/15/26	United States	994,000	979,090

12	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Biotechnology 0.9%
	Alnylam Pharmaceuticals Inc., senior note, 1.00%, 9/15/27	United States	184,000		$227,984
[c]	BioMarin Pharmaceutical Inc., senior sub. note, 1.25%, 5/15/27	United States	295,000		277,958
	Bridgebio Pharma Inc., senior note,
	2.50%, 3/15/27	United States	354,000		405,941
	2.25%, 2/01/29	United States	70,000		63,091
	[c,g]144A, 1.75%, 3/01/31	United States	72,000		74,429
	Cytokinetics Inc., senior note, 3.50%, 7/01/27	United States	105,000		110,238
[g]	Dynavax Technologies Corp., senior note, 144A, 2.00%, 3/15/30	United States	190,000		171,271
	Exact Sciences Corp., senior note,
	[b]0.375%, 3/15/27	United States	749,000		717,542
	0.375%, 3/01/28	United States	518,000		476,301
	Guardant Health Inc., senior note, 1.25%, 2/15/31	United States	62,000		63,984
	Halozyme Therapeutics Inc., senior note, 1.00%, 8/15/28	United States	35,000		41,691
[c]	Immunocore Holdings PLC, senior note, 2.50%, 2/01/30	United Kingdom	110,000		96,943
	Ionis Pharmaceuticals Inc., senior note, 1.75%, 6/15/28	United States	16,000		16,060
[c]	Mirum Pharmaceuticals Inc., senior note, 4.00%, 5/01/29	United States	42,000		67,696
[g]	Pharming Group NV, senior note, Reg S, 4.50%, 4/25/29	Netherlands	200,000	EUR	245,739
	PTC Therapeutics Inc., senior note, 1.50%, 9/15/26	United States	586,000		674,633
	Transmedics Group Inc., senior note, 1.50%, 6/01/28	United States	317,000		491,751
	Travere Therapeutics Inc., senior note,
	2.50%, 9/15/25	United States	210,000		207,123
	[b]2.25%, 3/01/29	United States	8,000		7,590
					4,437,965
	Broadline Retail 0.4%
[f,g]	Alibaba Group Holding Ltd., senior note, 144A, 0.50%, 6/01/31	China	1,153,000		1,464,598
	Etsy Inc., senior note, 0.125%, 10/01/26	United States	133,000		132,302
[f,g]	JD.Com Inc., senior note, 144A, 0.25%, 6/01/29	China	349,000		366,042
					1,962,942
	Capital Markets 0.3%
	Coinbase Global Inc., senior note, 0.50%, 6/01/26	United States	927,000		958,055
[g]	Wisdomtree Inc., senior note, 144A, 3.25%, 8/15/29	United States	591,000		615,822
					1,573,877
	Chemicals 0.0%†
[b]	Amyris Inc., senior note, zero cpn., 11/15/26	United States	1,108,000		11,080
	Commercial Services & Supplies 0.0%†
	Block Inc., senior note, 0.25%, 11/01/27	United States	109,000		97,255
	Communications Equipment 0.5%
[b]	Comcast Holdings Corp.,
	senior bond, 2.00%, 10/15/29	United States	386,500		240,017
	sub. bond, 2.00%, 11/15/29	United States	338,600		237,020
	InterDigital Inc., senior note, 3.50%, 6/01/27	United States	183,000		517,981
	Lumentum Holdings Inc., senior note,
	[b]0.50%, 12/15/26	United States	1,031,000		1,106,778
	[c]0.50%, 6/15/28	United States	237,000		228,113
	1.50%, 12/15/29	United States	169,000		216,743
	Viavi Solutions Inc., senior note, 1.625%, 3/15/26	United States	7,000		7,048
					2,553,700
	Consumer Cyclical 0.1%
[g]	Flight Centre Travel Group Ltd., senior note, Reg S, 2.50%, 11/17/27	Australia	200,000	AUD	128,276
[g]	Groupon Inc., senior secured note, 144A, 6.25%, 3/15/27	United States	154,000		196,357
[f]	H World Group Ltd., senior note, 3.00%, 5/01/26	China	167,000		181,195

franklintempleton.com	Annual Report	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Consumer Cyclical (continued)
	Wayfair Inc., senior note, 3.50%, 11/15/28	United States	164,000	$195,980
[c]	Winnebago Industries Inc., senior note, 3.25%, 1/15/30	United States	68,000	59,874
				761,682
	Consumer Finance 0.4%
	Encore Capital Group Inc., senior note,
	3.25%, 10/01/25	United States	327,000	353,031
	[b]4.00%, 3/15/29	United States	577,000	539,993
[g]	EZCORP Inc., senior note, 144A, 3.75%, 12/15/29	United States	144,000	203,040
[g]	SoFi Technologies Inc., senior note, 144A,
	1.25%, 3/15/29	United States	640,000	1,012,916
	zero cpn., 10/15/26	United States	144,000	147,174
				2,256,154
	Diversified Consumer Services 0.1%
	Affirm Holdings Inc., senior note,
	zero cpn., 11/15/26	United States	462,000	427,953
	[c,g]144A, 0.75%, 12/15/29	United States	176,000	165,452
				593,405
	Diversified Financial Services 0.4%
[c]	Capital Southwest Corp., senior note, 5.125%, 11/15/29	United States	39,000	37,136
[g]	Cleanspark Inc., senior note, 144A, zero cpn., 6/15/30	United States	34,000	29,309
	Coinbase Global Inc., senior note, 0.25%, 4/01/30	United States	210,000	227,850
[g]	Hercules Capital Inc., senior note, 144A, 4.75%, 9/01/28	United States	49,000	47,162
[g]	Mara Holdings Inc., senior note, 144A, zero cpn., 3/01/30	United States	14,000	12,005
[f,g]	Qifu Technology Inc., senior note, 144A, 0.50%, 4/01/30	China	86,000	82,990
[g]	Repay Holdings Corp., senior note, 144A,
	2.875%, 7/15/29	United States	58,000	48,082
	zero cpn., 2/01/26	United States	699,000	672,788
[g]	Terawulf Inc., senior note, 144A, 2.75%, 2/01/30	United States	19,000	13,910
	Upstart Holdings Inc., senior note,
	0.25%, 8/15/26	United States	446,000	415,895
	[c,g]144A, 2.00%, 10/01/29	United States	463,000	603,058
	[g]144A, 1.00%, 11/15/30	United States	14,000	12,075
				2,202,260
	Diversified Telecommunication Services 0.3%
[g]	A10 Networks Inc., senior note, 144A, 2.75%, 4/01/30	United States	245,000	249,723
[g]	Ast Spacemobile Inc., senior note, 144A, 4.25%, 3/01/32	United States	84,000	99,590
[b,g]	Match Group Financeco 2 Inc., senior note, 144A, 0.875%, 6/15/26	United States	935,000	898,815
[c,g]	Match Group Financeco 3 Inc., senior bond, 144A, 2.00%, 1/15/30	United States	393,000	346,076
				1,594,204
	Electric Utilities 0.3%
	CMS Energy Corp., senior note, 3.375%, 5/01/28	United States	35,000	37,642
	Duke Energy Corp., senior note, 4.125%, 4/15/26	United States	63,000	66,953
[b,i]	Echostar Corp., senior secured note, PIK, 3.875%, 11/30/30	United States	538,553	518,235
	Evergy Inc., senior note, 4.50%, 12/15/27	United States	210,000	241,036
	Evolent Health Inc., senior note, 3.50%, 12/01/29	United States	182,000	143,780
	Ormat Technologies Inc., senior note, 2.50%, 7/15/27	United States	143,000	150,436
	PG&E Corp., senior secured note, 4.25%, 12/01/27	United States	203,000	211,120
	The Southern Co., senior note,
	4.50%, 6/15/27	United States	210,000	229,919
	[g]144A, 3.25%, 6/15/28	United States	34,000	33,983
[g]	WEC Energy Group Inc., senior note, 144A, 4.375%, 6/01/27	United States	216,000	249,750
				1,882,854

14	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Electrical Equipment 0.0%†
[b]	Bloom Energy Corp., senior note, 3.00%, 6/01/28	United States	281,000		$356,308
	Electronic Equipment, Instruments & Components 0.3%
	Advanced Energy Industries Inc., senior note, 2.50%, 9/15/28	United States	70,000		78,848
	Applied Optoelectronics Inc., senior note, 2.75%, 1/15/30	United States	164,000		130,329
	Faro Technologies Inc., senior note, 5.50%, 2/01/28	United States	169,000		202,133
[g]	Itron Inc., senior note, 144A, 1.375%, 7/15/30	United States	194,000		213,560
[g]	Mirion Technologies Inc., senior secured note, 144A, 0.25%, 6/01/30	United States	7,000		7,553
[g]	OSI Systems Inc., senior note, 144A, 2.25%, 8/01/29	United States	346,000		462,775
	PAR Technology Corp., senior note,
	2.875%, 4/15/26	United States	36,000		56,745
	1.50%, 10/15/27	United States	136,000		152,419
					1,304,362
	Energy Equipment & Services 0.1%
[g]	Eos Energy Enterprises Inc., senior note, 144A, 6.75%, 6/15/30	United States	131,000		130,968
	TETRA Tech Inc., senior note, 2.25%, 8/15/28	United States	228,000		254,619
	Transocean Inc., senior note, 4.625%, 9/30/29	United States	243,000		249,318
					634,905
	Entertainment 0.6%
	Cinemark Holdings Inc., senior note, 4.50%, 8/15/25	United States	645,000		1,524,619
[g]	Live Nation Entertainment Inc., senior note, 144A, 2.875%, 1/15/30	United States	14,000		14,756
	Sea Ltd., senior note,
	2.375%, 12/01/25	Singapore	980,000		1,753,710
	0.25%, 9/15/26	Singapore	63,000		59,346
					3,352,431
	Equity Real Estate Investment Trusts (REITs) 0.0%†
	Blackstone Mortgage Trust Inc., senior note, 5.50%, 3/15/27	United States	9,000		8,762
	Food & Beverage 0.2%
[g]	The Cheesecake Factory Inc., senior note, 144A, 2.00%, 3/15/30	United States	595,000		607,950
[c]	MGP Ingredients Inc., senior bond, 1.875%, 11/15/41	United States	437,000		412,396
					1,020,346
	Food & Staples Retailing 0.0%†
[c]	The Chefs’ Warehouse Inc., senior note, 2.375%, 12/15/28	United States	8,000		12,510
	Food Products 0.0%†
	JBT Marel Corp., senior note, 0.25%, 5/15/26	United States	129,000		127,736
	Rogers Sugar Inc., sub. note, 6.00%, 6/30/30	Canada	131,000	CAD	98,320
					226,056
	Gas Utilities 0.1%
[g]	UGI Corp., senior note, 144A, 5.00%, 6/01/28	United States	360,000		490,680
	Ground Transportation 0.2%
	Uber Technologies Inc., senior note, zero cpn., 12/15/25	United States	724,000		818,844
	Health Care Equipment & Supplies 0.9%
	Alphatec Holdings Inc., senior note,
	0.75%, 8/01/26	United States	177,000		177,768
	[g]144A, 0.75%, 3/15/30	United States	258,000		277,292
[b,c]	Conmed Corp., senior note, 2.25%, 6/15/27	United States	825,000		785,317
	DexCom Inc., senior note,
	[b,c]0.25%, 11/15/25	United States	903,000		886,489
	0.375%, 5/15/28	United States	321,000		299,145
	Enovis Corp., senior note, 3.875%, 10/15/28	United States	14,000		13,692

franklintempleton.com	Annual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Health Care Equipment & Supplies (continued)
	Envista Holdings Corp., senior note, 1.75%, 8/15/28	United States	31,000		$28,559
[g]	Exact Sciences Corp., senior note, 144A,
	2.00%, 3/01/30	United States	140,000		145,600
	[c]1.75%, 4/15/31	United States	70,000		66,108
	Haemonetics Corp., senior note, 2.50%, 6/01/29	United States	35,000		34,191
[g]	Integer Holdings Corp., senior note, 144A, 1.875%, 3/15/30	United States	148,000		152,514
	Lantheus Holdings Inc., senior note, 2.625%, 12/15/27	United States	474,000		578,636
	Livanova PLC, senior note, 2.50%, 3/15/29	United States	14,000		14,088
[g]	Merit Medical Systems Inc., senior note, 144A, 3.00%, 2/01/29	United States	77,000		97,932
	Mesa Laboratories Inc., senior note, 1.375%, 8/15/25	United States	264,000		262,522
[c]	Repligen Corp., senior note, 1.00%, 12/15/28	United States	300,000		294,743
[g]	Semler Scientific Inc., senior note, 144A, 4.25%, 8/01/30	United States	24,000		19,764
[c]	Tandem Diabetes Care Inc., senior note, 1.50%, 3/15/29	United States	163,000		161,272
	Varex Imaging Corp., senior note, 4.00%, 6/01/25	United States	626,000		626,626
					4,922,258
	Health Care Providers & Services 0.2%
	Guardant Health Inc., senior note, zero cpn., 11/15/27	United States	902,000		798,270
	Health Care Technology 0.5%
	Blackline Inc., senior note, zero cpn., 3/15/26	United States	49,000		47,164
	Evolent Health Inc., senior note, 1.50%, 10/15/25	United States	392,000		384,670
[g]	Guidewire Software Inc., senior note, 144A, 1.25%, 11/01/29	United States	175,000		197,312
[b]	Integra Lifesciences Holdings Corp., senior note, 0.50%, 8/15/25	United States	583,000		574,984
	Nutanix Inc., senior note,
	0.25%, 10/01/27	United States	372,000		527,914
	[c,g]144A, 0.50%, 12/15/29	United States	247,000		279,452
	Pagerduty Inc., senior note, 1.50%, 10/15/28	United States	41,000		38,335
	Pros Holdings Inc., senior note, 2.25%, 9/15/27	United States	317,000		295,602
[c]	Teladoc Health Inc., senior note, 1.25%, 6/01/27	United States	66,000		60,806
[b,c]	Unity Software Inc., senior note, zero cpn., 11/15/26	United States	284,000		265,114
					2,671,353
	Hotel & Resort REITs 0.2%
[b]	Pebblebrook Hotel Trust, senior note, 1.75%, 12/15/26	United States	655,000		615,074
	Summit Hotel Properties Inc., senior note, 1.50%, 2/15/26	United States	374,000		361,284
					976,358
	Hotels, Restaurants & Leisure 1.0%
	Carnival Corp., senior note, 5.75%, 12/01/27	United States	730,000		1,376,415
[b]	Cracker Barrel Old Country Store Inc., senior note, 0.625%, 6/15/26	United States	589,000		571,322
	Draftkings Holdings Inc., senior note, zero cpn., 3/15/28	United States	82,000		72,898
[b]	Expedia Group Inc., senior note, zero cpn., 2/15/26	United States	560,000		547,960
[g]	Flight Centre Travel Group Ltd., senior note, Reg S, 1.625%, 11/01/28	Australia	600,000	AUD	377,574
	Marriott Vacations Worldwide Corp., senior note,
	3.25%, 12/15/27	United States	221,000		205,861
	[b]zero cpn., 1/15/26	United States	1,004,000		970,165
	Penn Entertainment Inc., senior note, 2.75%, 5/15/26	United States	46,000		46,166
	Shake Shack Inc., senior note, zero cpn., 3/01/28	United States	34,000		35,275
[f,g]	Trip.Com Group Ltd., senior note, 144A, 0.75%, 6/15/29	China	723,000		836,789
					5,040,425
	Industrial REITs 0.0%†
[g]	Rexford Industrial Realty LP, senior note, 144A, 4.375%, 3/15/27	United States	16,000		15,856

16	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Insurance 0.0%†
[g]	Ping An Insurance Group Co. of China Ltd., senior note, Reg S, 0.875%, 7/22/29	China	200,000		$244,555
	Interactive Media & Services 0.2%
	Snap Inc., senior note,
	[c]0.75%, 8/01/26	United States	714,000		686,332
	zero cpn., 5/01/27	United States	139,000		125,531
	0.125%, 3/01/28	United States	15,000		12,923
					824,786
	Internet & Direct Marketing Retail 1.1%
[g]	Delivery Hero SE, senior note, Reg S, 3.25%, 2/21/30	South Korea	2,000,000	EUR	2,213,829
[g]	Doordash Inc., senior note, 144A, zero cpn., 5/15/30	United States	206,000		206,707
	Etsy Inc., senior note, 0.25%, 6/15/28	United States	197,000		170,651
	Fubotv Inc., senior note, 3.25%, 2/15/26	United States	84,000		81,950
[g]	Hims & Hers Health Inc., senior note, 144A, zero cpn., 5/15/30	United States	283,000		320,215
[g]	Just Eat Takeaway.com NV, senior note, Reg S, 1.25%, 4/30/26	United Kingdom	600,000	EUR	671,964
	Lyft Inc., senior note, 0.625%, 3/01/29	United States	353,000		374,886
[g]	Opendoor Technologies Inc., senior note, 144A, 7.00%, 5/15/30	United States	168,000		141,772
[f]	PDD Holdings Inc., senior note, zero cpn., 12/01/25	China	365,000		355,145
	The Realreal Inc., senior note, 1.00%, 3/01/28	United States	86,000		68,832
	Spotify USA Inc., senior note, zero cpn., 3/15/26	United States	312,000		422,947
[g]	Trump Media & Technology Group Corp., senior secured note, 144A, zero cpn., 5/29/28	United States	14,000		13,006
	Uber Technologies Inc.,
	senior note, 0.875%, 12/01/28	United States	143,000		191,191
	[g]senior secured note, 144A, zero cpn., 5/15/28	United States	68,000		76,874
	Ziff Davis Inc., senior note,
	1.75%, 11/01/26	United States	227,000		215,081
	[c,g]144A, 3.625%, 3/01/28	United States	269,000		253,192
					5,778,242
	IT Services 1.9%
	Akamai Technologies Inc., senior note,
	0.375%, 9/01/27	United States	580,000		559,864
	1.125%, 2/15/29	United States	388,000		364,526
[g]	Applied Digital Corp., senior note, 144A, 2.75%, 6/01/30	United States	134,000		120,483
	Cloudflare Inc., senior note, zero cpn., 8/15/26	United States	850,000		946,262
[g]	Core Scientific Inc., senior note, 144A, 3.00%, 9/01/29	United States	277,000		354,214
[b]	Digitalocean Holdings Inc., senior note, zero cpn., 12/01/26	United States	1,049,000		985,457
[b]	Okta Inc., senior note, 0.125%, 9/01/25	United States	641,000		634,593
[g]	Par Technology Corp., senior note, 144A, 1.00%, 1/15/30	United States	77,000		74,929
	Rapid7 Inc., senior note, 0.25%, 3/15/27	United States	44,000		40,645
	Seagate HDD Cayman, senior note, 3.50%, 6/01/28	United States	310,000		469,833
	Shift4 Payments Inc., senior note,
	0.50%, 8/01/27	United States	136,000		145,044
	zero cpn., 12/15/25	United States	1,037,000		1,281,732
[b]	Shopify Inc., senior note, 0.125%, 11/01/25	Canada	943,000		951,487
[g]	Snowflake Inc., senior note, 144A, zero cpn.,
	10/01/27	United States	1,044,000		1,495,008
	[b]10/01/29	United States	68,000		99,918
[g]	Super Micro Computer Inc., senior note, 144A, 2.25%, 7/15/28	United States	330,000		362,182
[b]	Western Digital Corp., senior note, 3.00%, 11/15/28	United States	651,000		985,940
					9,872,117

franklintempleton.com	Annual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Leisure Products 0.2%
	NCL Corp. Ltd., senior note,
	[b]1.125%, 2/15/27	United States	167,000	$160,988
	2.50%, 2/15/27	United States	578,000	568,174
	[g]144A, 0.875%, 4/15/30	United States	14,000	13,947
	Peloton Interactive Inc., senior note,
	[g]144A, 5.50%, 12/01/29	United States	193,000	358,112
	zero cpn., 2/15/26	United States	15,000	14,456
				1,115,677
	Life Sciences Tools & Services 0.0%†
	Inotiv Inc., senior note, 3.25%, 10/15/27	United States	253,000	62,946
	Machinery 0.3%
[c,g]	Bloom Energy Corp., senior note, 144A, 3.00%, 6/01/29	United States	235,000	286,230
[b]	The Greenbrier Cos. Inc., senior note, 2.875%, 4/15/28	United States	544,000	574,763
	The Middleby Corp., senior note, 1.00%, 9/01/25	United States	591,000	680,359
				1,541,352
	Media 0.2%
	Liberty Interactive LLC,
	senior bond, 4.00%, 11/15/29	United States	569,000	80,371
	senior note, 3.75%, 2/15/30	United States	1,267,000	202,720
[g]	Liberty Media Corp., senior bond, 144A, 2.375%, 9/30/53	United States	171,000	244,616
	Liberty Media Corp.-Liberty Formula One, senior note, 2.25%, 8/15/27	United States	32,000	40,656
	Sirius XM Holdings Inc., senior note, 3.75%, 3/15/28	United States	350,000	360,500
	Sphere Entertainment Co., senior note, 3.50%, 12/01/28	United States	35,000	46,165
				975,028
	Metals & Mining 0.1%
[c,g]	B2gold Corp., senior note, 144A, 2.75%, 2/01/30	Canada	157,000	200,940
[g]	Fortuna Mining Corp., senior note, 144A, 3.75%, 6/30/29	Canada	125,000	152,969
[g]	Silvercorp Metals Inc., senior note, 144A, 4.75%, 12/15/29	China	113,000	131,701
	SSR Mining Inc., senior bond, 2.50%, 4/01/39	Canada	19,000	19,480
				505,090
	Oil, Gas & Consumable Fuels 0.0%†
	Enphase Energy Inc., senior note, zero cpn., 3/01/28	United States	16,000	13,253
	Solaris Energy Infrastructure Inc., senior note, 4.75%, 5/01/30	United States	49,000	64,282
				77,535
	Passenger Airlines 0.0%†
	American Airlines Group Inc., senior note, 6.50%, 7/01/25	United States	68,000	68,114
	Pharmaceuticals 0.6%
[c]	Amphastar Pharmaceuticals Inc., senior note, 2.00%, 3/15/29	United States	91,000	79,978
[g]	ANI Pharmaceuticals Inc., senior note, 144A, 2.25%, 9/01/29	United States	569,000	608,398
[b]	Collegium Pharmaceutical Inc., senior note, 2.875%, 2/15/29	United States	566,000	600,243
[b]	Innoviva Inc., senior note, 2.125%, 3/15/28	United States	569,000	567,250
	Jazz Investments I Ltd., senior note, 2.00%, 6/15/26	United States	691,000	705,338
	Pacira Biosciences Inc., senior note,
	0.75%, 8/01/25	United States	379,000	375,702
	2.125%, 5/15/29	United States	216,000	218,134
				3,155,043
	Professional Services 0.2%
[b]	Dayforce Inc., senior note, 0.25%, 3/15/26	United States	997,000	960,111

18	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Real Estate Management & Development 0.2%
[c,g]	LCI Industries, senior note, 144A, 3.00%, 3/01/30	United States	431,000		$425,613
[c]	Meritage Homes Corp., senior note, 1.75%, 5/15/28	United States	14,000		13,587
	Redfin Corp., senior note, 0.50%, 4/01/27	United States	168,000		150,158
[g]	Storagevault Canada Inc., senior note, 144A, 5.00%, 3/31/28	Canada	296,000	CAD	211,590
					800,948
	Retail REITS 0.0%†
[g]	Kite Realty Group LP, senior note, 144A, 0.75%, 4/01/27	United States	36,000		36,769
	Ventas Realty LP, senior note, 3.75%, 6/01/26	United States	38,000		46,265
					83,034
	Semiconductors & Semiconductor Equipment 1.0%
[g]	Ams-Osram AG, senior note, Reg S, 2.125%, 11/03/27	Austria	100,000	EUR	105,313
	Impinj Inc., senior note, 1.125%, 5/15/27	United States	155,000		196,524
	Macom Technology Solutions Holdings Inc., senior note,
	0.25%, 3/15/26	United States	239,000		358,679
	[g]144A, zero cpn., 12/15/29	United States	152,000		151,544
[g]	Microchip Technology Inc., senior note, 144A, 0.75%, 6/01/30	United States	560,000		536,340
	MKS Inc., senior note, 1.25%, 6/01/30	United States	97,000		88,909
	On Semiconductor Corp., senior note,
	0.50%, 3/01/29	United States	598,000		521,905
	zero cpn., 5/01/27	United States	419,000		453,588
	Penguin Solutions Inc., senior note,
	2.00%, 2/01/29	United States	451,000		487,080
	[g]144A, 2.00%, 8/15/30	United States	451,000		417,626
[b]	Semtech Corp., senior note, 1.625%, 11/01/27	United States	528,000		674,520
	Veeco Instruments Inc., senior note, 2.875%, 6/01/29	United States	394,000		411,671
[c]	Vishay Intertechnology Inc., senior note, 2.25%, 9/15/30	United States	617,000		536,482
	Wolfspeed Inc., senior note, 1.875%, 12/01/29	United States	115,000		21,850
					4,962,031
	Software 1.6%
[g]	Akamai Technologies Inc., senior note, 144A, 0.25%, 5/15/33	United States	335,000		337,345
	Alarm.Com Holdings Inc., senior note,
	[g]144A, 2.25%, 6/01/29	United States	70,000		68,592
	zero cpn., 1/15/26	United States	139,000		134,413
[c,g]	Alkami Technology Inc., senior note, 144A, 1.50%, 3/15/30	United States	218,000		249,501
	Bentley Systems Inc., senior note,
	0.125%, 1/15/26	United States	142,000		140,438
	0.375%, 7/01/27	United States	293,000		271,757
[g]	Bigbear.Ai Holdings Inc., senior secured note, 144A, 6.00%, 12/15/29	United States	123,000		172,380
[g]	Bill Holdings Inc., senior note, 144A, zero cpn., 4/01/30	United States	431,000		360,531
	Bitdeer Technologies Group, senior note,
	8.50%, 8/15/29	United States	182,000		320,994
	[g]144A, 5.25%, 12/01/29	United States	95,000		103,730
[g]	Blackline Inc., senior note, 144A, 1.00%, 6/01/29	United States	147,000		155,732
	Box Inc., senior note, zero cpn., 1/15/26	United States	192,000		282,816
	Confluent Inc., senior note, zero cpn., 1/15/27	United States	436,000		403,300
[g]	Core Scientific Inc., senior note, 144A, zero cpn., 6/15/31	United States	13,000		12,155
	CSG Systems International Inc., senior note, 3.875%, 9/15/28	United States	77,000		88,085
[g]	Datadog Inc., senior note, 144A, zero cpn., 12/01/29	United States	14,000		13,048
	Dropbox Inc., senior note, zero cpn.,
	3/01/26	United States	629,000		628,057
	3/01/28	United States	396,000		405,504
[g]	Fastly Inc., senior note, 144A, 7.75%, 6/01/28	United States	14,000		13,986

franklintempleton.com	Annual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Software (continued)
	Five9 Inc., senior note, 1.00%, 3/15/29	United States	27,000	$23,531
	Jamf Holding Corp., senior note, 0.125%, 9/01/26	United States	16,000	15,101
[g]	Marathon Digital Holdings Inc., senior note, 144A, 2.125%, 9/01/31	United States	19,000	18,704
	Microstrategy Inc., senior note,
	0.625%, 3/15/30	United States	17,000	43,711
	[g]144A, 2.25%, 6/15/32	United States	204,000	404,590
	Mitek Systems Inc., senior note, 0.75%, 2/01/26	United States	493,000	484,974
	Nice Ltd., senior note, zero cpn., 9/15/25	Israel	47,000	46,389
[g]	Pagaya Technologies Ltd., senior note, 144A, 6.125%, 10/01/29	United States	42,000	61,690
[g]	Porch Group Inc., senior secured note, 144A, 6.75%, 10/01/28	United States	95,000	91,422
[c]	Progress Software Corp., senior note,
	1.00%, 4/15/26	United States	72,000	84,560
	3.50%, 3/01/30	United States	395,000	455,813
	Q2 Holdings Inc., senior note,
	0.125%, 11/15/25	United States	336,000	330,758
	0.75%, 6/01/26	United States	518,000	595,700
	Tyler Technologies Inc., senior note, 0.25%, 3/15/26	United States	572,000	699,556
[g]	Unity Software Inc., senior note, 144A, zero cpn., 3/15/30	United States	48,000	50,136
	Verint Systems Inc., senior note, 0.25%, 4/15/26	United States	334,000	319,635
	Vertex Inc., senior note, 0.75%, 5/01/29	United States	265,000	343,122
	Workiva Inc., senior note, 1.25%, 8/15/28	United States	21,000	19,546
				8,251,302
	Specialty Retail 0.3%
	The Cheesecake Factory Inc., senior note, 0.375%, 6/15/26	United States	188,000	188,044
	Etsy Inc., senior note, 0.125%, 9/01/27	United States	173,000	154,792
[g]	Gamestop Corp., senior note, 144A, zero cpn., 4/01/30	United States	374,000	474,045
	Guess? Inc., senior note, 3.75%, 4/15/28	United States	184,000	169,004
[b]	The Realreal Inc., senior note, 4.00%, 2/15/31	United States	321,000	272,577
	Wayfair Inc., senior note, 3.25%, 9/15/27	United States	333,000	348,651
				1,607,113
	Technology Hardware, Storage & Peripherals 0.1%
	Parsons Corp., senior note, 2.625%, 3/01/29	United States	70,000	72,135
	Super Micro Computer Inc., senior note, 3.50%, 3/01/29	United States	245,000	247,327
	Varonis Systems Inc., senior note, 1.25%, 8/15/25	United States	81,000	125,753
				445,215
	Trading Companies & Distributors 0.1%
	Xometry Inc., senior note, 1.00%, 2/01/27	United States	409,000	422,861
	Water Utilities 0.1%
	American Water Capital Corp., senior note, 3.625%, 6/15/26	United States	410,000	416,970
	Total Convertible Bonds (Cost $86,246,193)			86,686,565
	Convertible Bonds in Reorganization 0.0%†
	Airlines 0.0%†
[g,j]	GOL Equity Finance SA, senior note, 144A, 3.75%, 7/15/24	Brazil	348,000	8,697
	Automobiles 0.0%†
[e,g,j]	Fisker Inc., senior note, 144A, 2.50%, 9/15/26	United States	951,000	5,944
	Chemicals 0.0%†
[g,j]	Danimer Scientific Inc., senior note, 144A, 3.25%, 12/15/26	United States	264,000	1,485

20	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds in Reorganization (continued)
	Specialty Retail 0.0%†
[e,g,j]	Shift Technologies Inc., senior note, 144A, 4.75%, 5/15/26	United States	1,014,000		$6,337
	Total Convertible Bonds in Reorganization (Cost $2,200,756)				22,463
	Corporate Bonds and Notes 4.0%
	Airlines 0.0%†
[g,k]	GOL Finance Inc., senior secured note, 144A, 14.375%, 6/05/30	Brazil	187,500		171,797
	Banks 0.2%
[g,l]	Akbank TAS, junior sub. note, 144A, 9.369%, Perpetual	Turkey	536,000		544,040
	European Bank For Reconstruction & Development, EMTN, senior bond, zero cpn., 7/11/36	Supranational[m]	133,400,000	TRY	222,186
	Yapi Kredi Bankasi, senior bond, 9.25%, 1/17/34	Turkey	537,000		557,221
					1,323,447
	Building Products 0.2%
[e,n]	Atlas Security Products, zero cpn., 2/08/28	United States	1,093,204		931,088
	Communications Equipment 0.3%
[b]	Echostar Corp., senior secured note,
	[i]PIK, 6.75%, 11/30/30	United States	963,877		829,537
	10.75%, 11/30/29	United States	593,717		597,027
					1,426,564
	Diversified Financial Services 0.1%
[g]	Credicorp Capital Sociedad Titulizadora SA, senior bond, 144A, Reg S, 10.10%, 12/15/43	Peru	500,000	PEN	148,171
[g]	Kane Bidco Ltd., senior secured note, Reg S, 5.00%, 2/15/27	United Kingdom	191,000	EUR	218,633
					366,804
	Diversified Telecommunication Services 0.1%
[b,g]	Commscope LLC, senior secured note, 144A, 9.50%, 12/15/31	United States	700,000		728,048
	Electric Utilities 0.3%
[g]	XPLR Infrastructure Operating Partners LP, senior note, 144A,
	8.375%, 1/15/31	United States	480,000		501,574
	[b]8.625%, 3/15/33	United States	849,000		891,276
					1,392,850
	Health Care Providers & Services 0.0%†
[b,g]	CHS/Community Health Systems Inc., senior secured bond, 144A, 4.75%, 2/15/31	United States	90,000		77,112
	Household Durables 0.3%
[g]	K. Hovnanian Enterprises Inc., senior secured note, 144A,
	[b]8.00%, 9/30/28	United States	500,000		505,000
	11.75%, 9/30/29	United States	1,034,000		1,114,962
					1,619,962
	Information Technology 0.1%
[b,g]	Xerox Holdings Corp., senior note, 144A, 5.50%, 8/15/28	United States	542,000		380,790
	Insurance 0.0%†
[g]	Ardonagh Finco Ltd., senior secured note, Reg S, 6.875%, 2/15/31	United Kingdom	94,000	EUR	109,466

franklintempleton.com	Annual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Media 0.1%
[b,g]	CSC Holdings LLC, senior bond, 144A,
	5.75%, 1/15/30	United States	561,000		$283,660
	4.625%, 12/01/30	United States	21,000		9,678
	5.00%, 11/15/31	United States	24,000		10,937
					304,275
	Metals & Mining 0.1%
[g,i]	Samarco Mineracao SA, senior note, PIK, Reg S, 9.50%, 6/30/31	Brazil	728,490		707,991
	Oil, Gas & Consumable Fuels 1.0%
[g]	Civitas Resources Inc., senior note, 144A,
	8.75%, 7/01/31	United States	350,000		342,635
	9.625%, 6/15/33	United States	205,000		205,561
	Ecopetrol SA, senior note, 7.75%, 2/01/32	Colombia	717,000		695,593
[b,g]	Moss Creek Resources Holdings Inc., senior note, 144A, 8.25%, 9/01/31	United States	612,000		590,534
[g]	Nabors Industries Inc., senior note, 144A, 7.375%, 5/15/27	United States	312,000		299,822
	Petroleos Mexicanos,
	senior bond, 6.50%, 1/23/29	Mexico	178,000		170,341
	senior note, 5.35%, 2/12/28	Mexico	1,482,000		1,393,645
	senior note, 8.75%, 6/02/29	Mexico	506,000		512,749
[g]	Vital Energy Inc., senior note, 144A, 7.875%, 4/15/32	United States	548,000		444,955
[g]	Yinson Boronia Production BV, senior secured bond, Reg S, 8.947%, 7/31/42	Brazil	573,893		598,290
					5,254,125
	Packaging & Containers 0.1%
[b,g]	LABL Inc., senior secured note, 144A, 9.50%, 11/01/28	United States	320,000		288,583
	Passenger Airlines 0.7%
[g,i]	American Airlines Group Inc., senior secured note, 144A, PIK, 10.75%, 2/15/26	United States	3,459,000		3,485,494
	Pharmaceuticals 0.2%
[g]	Cheplapharm Arzneimittel GMBH, senior secured note, Reg S, 7.50%, 5/15/30	Germany	900,000	EUR	1,035,318
	Specialty Retail 0.2%
[b,g]	Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	598,000		477,998
[b,g]	S&S Holdings LLC, senior secured note, 144A, 8.375%, 10/01/31	United States	832,000		794,771
					1,272,769
	Total Corporate Bonds and Notes (Cost $20,911,039)				20,876,483
	Corporate Bonds and Notes in Reorganization 0.1%
	Airlines 0.0%†
[j]	Azul Secured Finance LLP, senior secured note, 11.93%, 8/28/28	Brazil	239,000		68,307
	Diversified Telecommunication Services 0.1%
[g,j]	Ligado Networks LLC, senior secured note, 144A, 15.50%, 7/07/24	United States	1,772,131		505,058
	Real Estate Management & Development 0.0%†
[g,j]	Kaisa Group Holdings Ltd., Reg S,
	senior note, 11.95%, 10/22/22	China	399,000		16,958
	senior secured note, 8.50%, 6/30/22	China	420,000		18,900
	senior secured note, 11.25%, 4/16/25	China	537,000		24,165

22	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes in Reorganization (continued)
	Real Estate Management & Development (continued)
[j]	Zhenro Properties Group Ltd., senior note,
	8.00%, 3/06/23	China	981,000	$4,571
	[g]Reg S, 6.63%, 1/07/26	China	203,000	1,421
				66,015
	Total Corporate Bonds and Notes in Reorganization (Cost $1,226,937)			639,380
[o,p]	Senior Floating Rate Interests 2.4%
	Building Products 0.0%†
	Cornerstone Building Brands, Inc., Term Loan B, 7.679%, (1-Month SOFR + 3.25%), 4/12/28	United States	72,845	65,227
	Communications Equipment 0.0%†
	Ligado Networks LLC, DIP Roll-Up, 17.50%, (fixed), 2/10/26	United States	81,571	73,108
[e]	Ligado Networks LLC, DIP New Money Loan, 17.50%, (fixed), 2/10/26	United States	88,628	88,628
[i]	Riverbed Technology Inc., Exit Term Loan, PIK, 6.799%, (1-Month SOFR + 4.50%), 7/01/28	United States	57,944	28,682
				190,418
	Diversified Financial Services 0.4%
[e]	Midcap Financial Issuer Trust, Initial Term Loan, 8.25%, (fixed), 1/07/32	United States	2,020,000	1,981,808
	Diversified Telecommunication Services 0.0%†
[q]	Liberty Communications of Puerto Rico LLC, Term Loan B, 8.193%, (SOFR + 3.75%), 10/16/28	United States	84,301	62,470
	Food & Staples Retailing 0.5%
	H-Food Holdings LLC,
	Initial Term Loan, 12.188%, (3-Month SOFR + 3.95%), 6/27/25	United States	1,000,742	500,371
	Initial Term Loan, 12.50%, (3-Month SOFR + 4.26%), 6/27/25	United States	339,377	169,689
	Incremental Term Loan B-3, 13.75%, (3-Month SOFR + 5.26%), 6/27/25	United States	49,841	24,920
	Market Bidco Ltd., Facility B4, 9.572%, (1-Day SONIA + 5.36%), 11/04/30	United Kingdom	1,240,000	1,614,329
				2,309,309
	Health Care Providers & Services 0.1%
	Gainwell Acquisition Corp, Term Loan B, 8.399%, (1-Month SOFR + 4.10%), 10/01/27	United States	273,450	262,649
[q]	Petco Health & Wellness Co. Inc., First Lien Term Loan, 7.811%, (3-Month SOFR + 3.51%), 3/03/28	United States	19,500	18,159
				280,808
	Household Durables 0.1%
	K. Hovnanian Enterprises, Inc., Initial Term Loan, 10.00%, (fixed), 1/31/28	United States	778,000	762,440
	IT Services 0.1%
	Databricks, Inc., Initial Closing Date Term Loan,
	8.829%, (1-Month SOFR + 4.50%), 12/20/30	United States	413,483	417,617
	8.809%, (1-Month SOFR + 4.50%), 1/03/31	United States	91,517	92,433
				510,050
	Leisure Products 0.1%
	Peloton Interactive Inc., Initial Term Loan, 9.833%, (1-Month SOFR + 6.00%), 5/30/29	United States	551,444	561,326

franklintempleton.com	Annual Report	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
[o,p]	Senior Floating Rate Interests (continued)
	Media 0.9%
	Altice USA Inc., Term Loan B-5, 9.00%, (1-Month SOFR + 2.50%), 4/15/27	United States	136,660		$134,269
	CSC Holdings LLC, Term Loan B, 8.829%, (1-Month SOFR + 4.50%), 1/18/28	United States	2,722,383		2,693,457
	X Corp.,
	Term Loan B-3, 9.50%, (fixed), 10/26/29	United States	690,923		688,601
	Term Loan B-1, 10.949%, (3-Month SOFR + 6.65%), 10/26/29	United States	806,065		799,290
					4,315,617
	Packaging & Containers 0.1%
	Multi-Color, Initial Term Loan, 9.427%, (1-Month SOFR + 5.10%), 10/30/28	United States	707,540		632,869
	Professional Services 0.0%†
	CoreLogic Inc., Term Loan B, 7.941%, (1-Month SOFR + 3.61%), 6/02/28	United States	72,386		71,509
	Software 0.1%
[q]	Solera Holdings, First Lien Dollar Term Loan, 8.291%, (1-Month SOFR + 4.00%), 6/02/28	United States	519,747		504,391
	Specialty Retail 0.0%†
[q]	Harbor Freight Tools, Term Loan B, 6.577%, (SOFR + 2.50%), 6/11/31	United States	58,448		56,605
	Total Senior Floating Rate Interests (Cost $12,802,251)				12,304,847
	Foreign Government and Agency Securities 4.5%
[g]	Development Bank of Kazakhstan JSC, senior note, 144A, 13.489%, 5/23/28	Kazakhstan	100,000,000	KZT	184,890
	Government of Argentina,
	senior bond, 4.125%, 7/09/46	Argentina	1,562,659		1,026,667
	senior bond, zero cpn., 12/15/35	Argentina	10,162,000		587,877
	senior note, 0.75%, 7/09/30	Argentina	105,600		82,949
	Government of Colombia, senior bond,
	B, 13.25%, 2/09/33	Colombia	3,060,700,000	COP	779,953
	7.75%, 11/07/36	Colombia	695,000		675,192
	B, 7.25%, 10/26/50	Colombia	1,573,700,000	COP	223,585
	8.75%, 11/14/53	Colombia	561,000		549,079
	8.375%, 11/07/54	Colombia	955,000		891,349
[g]	Government of Dominican Republic, senior bond,
	144A, 10.75%, 6/01/36	Dominican Republic	42,750,000	DOP	727,927
	144A, 11.25%, 9/15/35	Dominican Republic	11,150,000	DOP	195,504
	Reg S, 10.75%, 6/01/36	Dominican Republic	8,100,000	DOP	136,853
	Government of Ecuador,
	senior note, 7/31/30	Ecuador	791,000		498,443
	[g]senior bond, Reg S, 5.50%, 7/31/35	Ecuador	1,210,048		757,793
	Government of El Salvador, senior bond,
	9.50%, 7/15/52	El Salvador	185,000		184,589
	[g]Reg S, 9.65%, 11/21/54	El Salvador	400,000		399,552
[g]	Government of Ghana, senior note, Reg S,
	5.00%, 7/03/29	Ghana	1,235,000		1,131,086
	zero cpn., 7/03/26	Ghana	481,464		466,487

24	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Government of Indonesia, senior bond, 7.125%, 6/15/38	Indonesia	16,781,000,000	IDR	$1,045,707
	Government of Italy, senior note, 1.25%, 2/17/26	Italy	350,000		342,397
[g]	Government of Pakistan, Reg S,
	senior bond, 6.875%, 12/05/27	Pakistan	275,000		255,805
	senior note, 6.00%, 4/08/26	Pakistan	818,000		800,418
[g]	Government of Paraguay, senior bond,
	144A, 8.50%, 3/04/35	Paraguay	4,945,000,000	PYG	592,558
	Reg S, 6.65%, 3/04/55	Paraguay	200,000		195,090
[g]	Government of Peru, senior bond, 144A,
	7.60%, 8/12/39	Peru	3,147,000	PEN	903,998
	Reg S, 7.30%, 8/12/33	Peru	3,881,000	PEN	1,150,710
	Government of South Africa, senior bond,
	8.50%, 1/31/37	South Africa	46,177,000	ZAR	2,202,147
	[g]Reg S, 7.95%, 11/19/54	South Africa	515,000		473,506
	Government of Sri Lanka,
	senior bond, 3.60%, 6/15/35	Sri Lanka	265,000		199,899
	[g]senior note, Reg S, 3.10%, 1/15/30	Sri Lanka	185,000		150,319
	[g]senior note, Reg S, 4.00%, 4/15/28	Sri Lanka	69,350		65,016
[g]	Government of Tunisia, senior note, Reg S, 6.375%, 7/15/26	Tunisia	398,000	EUR	444,164
	Government of Turkey,
	senior bond, 10.117%, 7/24/73	Turkey	680,000		703,130
	senior note, 7.25%, 5/29/32	Turkey	865,000		851,852
	senior note, 26.20%, 10/05/33	Turkey	10,324,000	TRY	227,415
	senior note, 31.08%, 11/08/28	Turkey	6,051,000	TRY	140,208
	Government of Zambia, senior bond,
	5.75%, 6/30/33	Zambia	1,174,968		1,057,765
	[g]Reg S, 0.50%, 12/31/53	Zambia	438,528		268,319
	Istanbul Metropolitan Municipality, senior note, 10.50%, 12/06/28	Turkey	260,000		278,042
[g]	Provincia de Buenos Aires, senior bond, Reg S, 6.625%, 9/01/37	Argentina	2,110,227		1,537,828
	Total Foreign Government and Agency Securities (Cost $22,080,347)				23,386,068
	Foreign Government and Agency Securities in Reorganization 0.1%
[g,j]	Government of Lebanon, Reg S,
	senior bond, 6.00%, 1/27/23	Lebanon	212,000		37,031
	senior bond, 6.75%, 11/29/27	Lebanon	103,000		18,020
	senior bond, E, 6.10%, 10/04/22	Lebanon	1,010,000		176,150
	senior bond, G, 6.375%, 3/09/20	Lebanon	212,000		37,034
	senior note, G, 6.15%, 6/19/20	Lebanon	212,000		37,035
	senior note, G, 6.25%, 11/04/24	Lebanon	212,000		37,148
[g,j]	Government of Venezuela, senior bond, Reg S,
	9.00%, 5/07/23	Venezuela	459,000		71,036
	7.65%, 4/21/25	Venezuela	463,000		72,229
	11.75%, 10/21/26	Venezuela	389,000		75,311
	Total Foreign Government and Agency Securities in Reorganization (Cost $613,385)				560,994
	U.S. Government and Agency Securities 1.6%
	U.S. Treasury Bond, 4.25%, 5/15/35	United States	82,000		81,084
	U.S. Treasury Note,
	5.00%, 8/31/25	United States	1,356,000		1,357,884
	3.875%, 3/31/27	United States	230,000		229,762
	4.00%, 3/31/30	United States	5,694,000		5,704,676
	3.875%, 4/30/30	United States	180,000		179,311

franklintempleton.com	Annual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
U.S. Government and Agency Securities (continued)
4.125%, 3/31/32	United States	3,000	$2,994
4.625%, 2/15/35	United States	647,000	659,283
Total U.S. Government and Agency Securities (Cost $8,213,155)			8,214,994

	Number of Contracts	Notional Amount#
Options Purchased 0.1%
Calls - Exchange-Traded 0.0%†
American Airlines Group, Inc., July Strike Price $12.00, Expires 7/18/25	487	554,693	28,733
Five9, Inc., June Strike Price $32.50, Expires 6/20/25	7	18,382	105
Golar LNG, Ltd., June Strike Price $34.00, Expires 6/20/25	87	362,790	69,165
Okta, Inc., June Strike Price $120.00, Expires 6/20/25	3	31,419	66
Porch Group, Inc., December Strike Price $12.50, Expires 12/19/25	7	6,545	1,137
Sable Offshore Corp., July Strike Price $25.00, Expires 7/18/25	83	242,194	46,895
Surgery Partners, Inc., June Strike Price $22.50, Expires 6/20/25	126	294,714	23,310
Unity Software, Inc., June Strike Price $30.00, Expires 6/06/25	14	36,736	700
			170,111
Puts - Exchange-Traded 0.1%
Amedisys, Inc., January Strike Price $90.00, Expires 1/16/26	59	557,491	12,685
American Axle & Manufacturing Holdings, Inc., October Strike Price $3.00, Expires 10/17/25	343	148,519	5,145
Applied Digital Corp., June Strike Price $5.00, Expires 6/20/25	14	14,196	112
Applied Digital Corp., July Strike Price $5.00, Expires 7/18/25	14	14,196	378
Bloom Energy Corp., January Strike Price $19.00, Expires 1/16/26	3	5,484	1,245
CoreWeave, Inc., June Strike Price $80.00, Expires 6/18/26	40	480,800	106,000
Despegar.com Corp., June Strike Price $15.00, Expires 6/20/25	103	—	—
Exact Sciences Corp., June Strike Price $50.00, Expires 6/20/25	10	56,130	530
Guess?, Inc., June Strike Price $10.00, Expires 6/20/25	7	7,371	455
H&E Equipment Services, Inc., August Strike Price $85.00, Expires 8/15/25	60	567,840	240
iShares Russell 2000 ETF, June Strike Price $202.00, Expires 6/20/25	84	1,727,964	23,604
iShares Russell 2000 ETF, July Strike Price $200.00, Expires 7/18/25	75	1,542,825	32,175
JD.com, Inc., June Strike Price $30.00, Expires 6/06/25	14	46,004	98
Juniper Networks, Inc., November Strike Price $33.00, Expires 11/21/25	57	204,459	8,322
Marriott Vacations Worldwide Corp., June Strike Price $60.00, Expires 6/20/25	7	45,129	630
Mirion Technologies, Inc., June Strike Price $17.50, Expires 6/20/25	7	13,489	210
SPDR S&P 500 ETF Trust, June Strike Price $575.00, Expires 6/20/25	39	2,311,569	17,550
SPDR S&P 500 ETF Trust, July Strike Price $570.00, Expires 7/18/25	29	1,718,859	22,330
Spirit AeroSystems Holdings Inc., June Strike Price $20.00, Expires 6/20/25	373	1,248,058	373
United States Steel Corp., January Strike Price $40.00, Expires 1/16/26	220	1,177,660	9,460
Walgreens Boots Alliance, Inc., July Strike Price $10.00, Expires 7/18/25	249	278,880	996
			242,538
Puts - Over-the-Counter 0.0%†
Adidas AG, Counterparty GSCO, September Strike Price 190.00 EUR, Expires 9/19/25	7	87,157	3,877
Telefonica SA, Counterparty GSCO, August Strike Price 4.10 EUR, Expires 8/16/25	283	150,273	1,198
			5,075
Total Options Purchased (Cost $531,365)			417,724
Total Investments before Short Term Investments (Cost $249,812,826)			255,832,433

26	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
	Short Term Investments 45.4%
	Money Market Funds 33.8%
[s,t]	Dreyfus Government Cash Management, Institutional, 4.21%	United States	129,785,127	$129,785,127
[s]	Fidelity Investments Money Market Government Portfolio, Institutional, 4.20%	United States	46,332,411	46,332,411
	Total Money Market Funds (Cost $176,117,538)			176,117,538
[u]	Investments from Cash Collateral Received for Loaned Securities (Cost $2,829,000) 0.5%
	Money Market Fund 0.5%
[s,v]	Institutional Fiduciary Trust Money Market Portfolio, 4.08%	United States	2,829,000	2,829,000

			Principal Amount*
	U.S. Government and Agency Securities 11.1%
[w]	U.S. Treasury Bill,
	6/12/25	United States	19,000,000	18,977,593
	7/17/25	United States	6,000,000	5,968,370
	7/22/25	United States	10,000,000	9,941,456
	8/05/25	United States	12,000,000	11,909,596
	8/21/25	United States	11,000,000	10,896,691
	Total U.S. Government and Agency Securities (Cost $57,686,071)			57,693,706
	Total Short Term Investments (Cost $236,632,609)			236,640,244
	Total Investments (Cost $486,445,435) 94.5%			492,472,677
	Options Written (0.0)%†			(49,519)
	Securities Sold Short (18.1)%			(94,443,641)
	Other Assets, less Liabilities 23.6%			123,128,640
	Net Assets 100.0%			$521,108,157

		Number of Contracts	Notional Amount#
[x]	Options Written (0.0)%†
	Calls - Exchange-Traded (0.0)%†
	Golar LNG Ltd., June Strike Price $50.00, Expires 6/20/25	87	362,790	(1,305)
	Sable Offshore Corp., July Strike Price $30.00, Expires 7/18/25	83	242,194	(24,900)
	SpringWorks Therapeutics Inc., July Strike Price $50.00, Expires 7/18/25	63	294,021	(315)
	Surgery Partners Inc., June Strike Price $25.00, Expires 6/20/25	126	294,714	(7,686)
				(34,206)
	Puts - Exchange-Traded (0.0)%†
	Amedisys, Inc., January Strike Price $75.00, Expires 1/16/26	59	557,491	—
	H&E Equipment Services, Inc., August Strike Price $75.00, Expires 8/15/25	55	520,520	(275)
	Juniper Networks, Inc., November Strike Price $28.00, Expires 11/21/25	57	204,459	(3,563)
	United States Steel Corp., June Strike Price $25.00, Expires 6/20/25	29	109,330	(58)
	United States Steel Corp., June Strike Price $30.00, Expires 6/20/25	220	1,177,660	(2,420)
	United States Steel Corp., January Strike Price $30.00, Expires 1/16/26	220	1,177,660	(8,250)
	Walgreens Boots Alliance, Inc., July Strike Price $7.50, Expires 7/18/25	249	278,880	(747)
				(15,313)
	Total Options Written (Premiums Received $88,508)			(49,519)

franklintempleton.com	Annual Report	27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[y]	Securities Sold Short (18.1)%
	Common Stocks (8.5)%
	Aerospace & Defense (0.0)%†
	Astronics Corp.	United States	7,934	$(247,699)
	Automobile Components (0.1)%
	LCI Industries	United States	2,142	(186,654)
	Mobileye Global Inc., A	Israel	15,051	(244,579)
				(431,233)
	Automobiles (0.2)%
	Ford Motor Co.	United States	17,029	(176,761)
	Mercedes-Benz Group AG	Germany	11,131	(665,609)
	Stellantis NV	United States	14,109	(143,820)
	Winnebago Industries Inc.	United States	302	(10,247)
				(996,437)
	Biotechnology (0.2)%
	Alnylam Pharmaceuticals Inc.	United States	440	(134,006)
	BioMarin Pharmaceutical Inc.	United States	166	(9,640)
	Bridgebio Pharma Inc.	United States	6,098	(208,857)
	Cytokinetics Inc.	United States	889	(27,577)
	Dynavax Technologies Corp.	United States	5,293	(51,818)
	Exact Sciences Corp.	United States	5,841	(328,732)
	Halozyme Therapeutics Inc.	United States	434	(24,334)
	Immunocore Holdings PLC, ADR	United Kingdom	504	(18,446)
	Ionis Pharmaceuticals Inc.	United States	141	(4,725)
	Mirum Pharmaceuticals Inc.	United States	1,131	(50,284)
	Pharming Group NV	Netherlands	87,298	(97,452)
	PTC Therapeutics Inc.	United States	6,279	(304,657)
	Travere Therapeutics Inc.	United States	139	(2,088)
				(1,262,616)
	Broadline Retail (0.2)%
	Alibaba Group Holding Ltd., ADR	China	8,801	(1,001,906)
	Etsy Inc.	United States	416	(23,025)
	Groupon Inc., A	United States	3,714	(108,189)
	JD.Com Inc., ADR	China	4,487	(145,424)
				(1,278,544)
	Building Products (0.0)%†
	Lennox International, Inc.	United States	374	(211,104)
	Capital Markets (0.2)%
	Ares Capital Corp.	United States	22,148	(488,363)
	Capital Southwest Corp.	United States	612	(12,742)
	Coinbase Global Inc., A	United States	1,395	(344,035)
	Hercules Capital Inc.	United States	729	(12,852)
	Wisdomtree Inc.	United States	31,011	(292,744)
				(1,150,736)
	Chemicals (0.2)%
	Albemarle Corp.	United States	6,102	(340,248)
	Dow Inc.	United States	5,273	(146,273)
	Linde PLC	United States	1,262	(590,086)
				(1,076,607)
	Commercial Services & Supplies (0.0)%†
	TETRA Tech Inc.	United States	3,623	(126,588)

28	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[y]	Securities Sold Short (continued)
	Common Stocks (continued)
	Communications Equipment (0.1)%
	Applied Optoelectronics Inc.	United States	2,669	$(41,156)
	Lumentum Holdings Inc.	United States	7,856	(567,832)
	Viavi Solutions Inc.	United States	113	(1,029)
				(610,017)
	Consumer Finance (0.4)%
	Encore Capital Group Inc.	United States	8,959	(339,546)
	EZCORP Inc., A	United States	11,150	(149,968)
	Qifu Technology Inc., ADR	China	960	(39,456)
	SoFi Technologies Inc.	United States	59,846	(795,952)
	Upstart Holdings Inc.	United States	9,291	(438,256)
				(1,763,178)
	Consumer Staples Distribution & Retail (0.0)%†
	The Chefs’ Warehouse Inc.	United States	158	(10,077)
	Diversified Financial Services (0.2)%
	Affirm Holdings Inc., A	United States	1,554	(80,652)
	Repay Holdings Corp., A	United States	1,548	(7,446)
	Shift4 Payments Inc., A	United States	10,506	(995,864)
				(1,083,962)
	Diversified Telecommunication Services (0.0)%†
	AST Spacemobile Inc., A	United States	2,613	(60,282)
	Electric Utilities (0.4)%
	Duke Energy Corp.	United States	8,093	(952,708)
	Evergy Inc.	United States	2,194	(145,704)
	PG&E Corp.	United States	3,988	(67,317)
	The Southern Co.	United States	7,219	(649,710)
				(1,815,439)
	Electrical Equipment (0.2)%
	ABB Ltd.	Switzerland	13,612	(771,089)
	Bloom Energy Corp., A	United States	24,048	(444,166)
				(1,215,255)
	Electronic Equipment, Instruments & Components (0.2)%
	Advanced Energy Industries Inc.	United States	313	(35,926)
	Faro Technologies Inc.	United States	2,309	(97,832)
	Itron Inc.	United States	1,042	(120,455)
	Mirion Technologies Inc., A	United States	224	(4,279)
	OSI Systems Inc.	United States	1,420	(311,136)
	PAR Technology Corp.	United States	2,386	(156,426)
	Vishay Intertechnology Inc.	United States	10,478	(147,426)
				(873,480)
	Energy Equipment & Services (0.0)%†
	Solaris Energy Infrastructure Inc., A	United States	1,562	(42,845)
	Transocean Ltd.	United States	51,920	(129,281)
				(172,126)
	Entertainment (0.7)%
	Cinemark Holdings Inc.	United States	45,032	(1,520,731)
	Liberty Media Corp.-Liberty Formula One, C	United States	282	(27,221)
	Live Nation Entertainment Inc.	United States	1,403	(192,477)
	Sea Ltd., ADR	Singapore	10,468	(1,678,753)
	Sphere Entertainment Co.	United States	764	(28,803)
	Spotify Technology SA	United States	498	(331,240)
				(3,779,225)

franklintempleton.com	Annual Report	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[y]	Securities Sold Short (continued)
	Common Stocks (continued)
	Food Products (0.1)%
	Rogers Sugar Inc., Common Subscription Receipt	Canada	4,837	$(19,879)
	Tyson Foods Inc., A	United States	4,430	(248,789)
				(268,668)
	Gas Utilities (0.1)%
	UGI Corp.	United States	10,685	(385,301)
	Ground Transportation (0.1)%
	Lyft Inc., A	United States	11,086	(168,950)
	Uber Technologies Inc.	United States	7,155	(602,165)
				(771,115)
	Health Care Equipment & Supplies (0.2)%
	Alphatec Holdings Inc.	United States	16,418	(204,076)
	Conmed Corp.	United States	904	(51,302)
	DexCom Inc.	United States	791	(67,868)
	Enovis Corp.	United States	103	(3,224)
	Envista Holdings Corp.	United States	166	(3,033)
	Haemonetics Corp.	United States	134	(9,073)
	Integer Holdings Corp.	United States	652	(77,432)
	Lantheus Holdings Inc.	United States	3,883	(293,399)
	LivaNova PLC	United States	113	(4,887)
	Merit Medical Systems Inc.	United States	682	(64,810)
	Semler Scientific, Inc.	United States	269	(10,760)
	Tandem Diabetes Care Inc.	United States	2,742	(54,346)
	Transmedics Group Inc.	United States	2,830	(359,750)
				(1,203,960)
	Health Care Providers & Services (0.1)%
	Guardant Health Inc.	United States	2,237	(90,867)
	Hims & Hers Health Inc.	United States	3,301	(186,705)
				(277,572)
	Health Care REITs (0.0)%†
	Ventas Inc.	United States	555	(35,675)
	Health Care Technology (0.0)%†
	Evolent Health Inc., A	United States	1,864	(13,887)
	Hotels, Restaurants & Leisure (0.5)%
	Carnival Corp.	United States	47,406	(1,100,767)
	The Cheesecake Factory Inc.	United States	6,377	(351,819)
	Doordash Inc., A	United States	430	(89,720)
	Draftkings Inc., A	United States	208	(7,463)
	Expedia Group Inc.	United States	357	(59,530)
	Flight Centre Travel Group Ltd.	Australia	5,620	(48,149)
	H World Group Ltd., ADR	China	2,412	(85,071)
	Marriott Vacations Worldwide Corp.	United States	254	(16,728)
	Norwegian Cruise Line Holdings Ltd.	United States	7,049	(124,415)
	Penn Entertainment Inc.	United States	650	(9,640)
	Shake Shack Inc., A	United States	112	(14,536)
	Trip.Com Group Ltd., ADR	China	7,691	(481,841)
				(2,389,679)
	Household Durables (0.1)%
	Lennar Corp., A	United States	4,329	(459,220)
	Meritage Homes Corp.	United States	42	(2,672)
				(461,892)

30	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[y]	Securities Sold Short (continued)
	Common Stocks (continued)
	Independent Power & Renewable Electricity Producers (0.2)%
	The AES Corp.	United States	14,832	$(149,655)
	Ormat Technologies Inc.	United States	763	(56,714)
	Talen Energy Corp., A	United States	2,199	(536,446)
	Vistra Corp.	United States	2,108	(338,481)
				(1,081,296)
	Industrial REITs (0.0)%†
	Rexford Industrial Realty Inc.	United States	31	(1,092)
	Insurance (0.0)%†
	Ping An Insurance Group Co. of China Ltd., H	China	28,500	(166,457)
	Interactive Media & Services (0.0)%†
	Match Group Inc.	United States	1,324	(39,640)
	Snap Inc., A	United States	465	(3,836)
	Trump Media & Technology Group Corp.	United States	187	(3,989)
	Ziff Davis Inc.	United States	488	(15,831)
				(63,296)
	IT Services (0.5)%
	Akamai Technologies Inc.	United States	5,498	(417,463)
	Applied Digital Corp.	United States	15,166	(103,584)
	Bigbear.Ai Holdings, Inc.	United States	31,542	(131,215)
	Cloudflare Inc., A	United States	2,348	(389,510)
	Fastly Inc., A	United States	350	(2,548)
	Shopify Inc., A	Canada	1,662	(178,199)
	Snowflake Inc., A	United States	5,551	(1,141,674)
				(2,364,193)
	Leisure Products (0.1)%
	Peloton Interactive Inc., A	United States	37,215	(264,227)
	Life Sciences Tools & Services (0.0)%†
	Inotiv Inc.	United States	12,986	(33,763)
	Repligen Corp.	United States	824	(97,290)
				(131,053)
	Machinery (0.4)%
	Caterpillar Inc.	United States	1,464	(509,516)
	The Greenbrier Cos. Inc.	United States	5,617	(253,158)
	Illinois Tool Works Inc.	United States	2,721	(666,863)
	John Bean Technologies Corp.	United States	183	(21,010)
	The Middleby Corp.	United States	3,962	(578,967)
				(2,029,514)
	Media (0.1)%
	The Interpublic Group of Cos. Inc.	United States	20,066	(480,781)
	Sirius XM Holdings Inc.	United States	5,114	(110,872)
				(591,653)
	Metals & Mining (0.1)%
	B2gold Corp.	Canada	37,360	(125,903)
	Fortuna Mining Corp.	Canada	13,993	(81,859)
	Silvercorp Metals Inc.	China	18,559	(72,195)
	SSR Mining Inc.	Canada	348	(4,117)
				(284,074)

franklintempleton.com	Annual Report	31

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[y]	Securities Sold Short (continued)
	Common Stocks (continued)
	Multi-Utilities (0.3)%
	Ameren Corp.	United States	6,316	$(611,894)
	CMS Energy Corp.	United States	250	(17,557)
	Public Service Enterprise Group Inc.	United States	8,327	(674,737)
	WEC Energy Group Inc.	United States	1,497	(160,838)
				(1,465,026)
	Oil, Gas & Consumable Fuels (0.1)%
	Chevron Corp.	United States	1,968	(269,026)
	Passenger Airlines (0.0)%†
	Jetblue Airways Corp.	United States	4,481	(22,629)
	Pharmaceuticals (0.2)%
	Amphastar Pharmaceuticals Inc.	United States	446	(11,467)
	ANI Pharmaceuticals Inc.	United States	5,150	(302,408)
	Collegium Pharmaceutical Inc.	United States	10,374	(302,298)
	Innoviva Inc.	United States	9,229	(180,612)
	Jazz Pharmaceuticals PLC	United States	1,130	(122,119)
	Pacira Biosciences Inc.	United States	3,517	(90,879)
				(1,009,783)
	Professional Services (0.1)%
	CSG Systems International Inc.	United States	690	(45,582)
	Parsons Corp.	United States	7,668	(497,193)
				(542,775)
	Real Estate Management & Development (0.0)%†
	Opendoor Technologies Inc.	United States	94,190	(61,431)
	Storagevault Canada Inc.	Canada	4,373	(13,192)
				(74,623)
	Retail REITs (0.0)%†
	Kite Realty Group Trust	United States	812	(17,961)
	Semiconductors & Semiconductor Equipment (0.4)%
	Enphase Energy Inc.	United States	7,052	(291,882)
	Impinj Inc.	United States	892	(101,768)
	Macom Technology Solutions Holdings Inc.	United States	3,179	(386,598)
	Microchip Technology Inc.	United States	1,327	(77,019)
	MKS Inc.	United States	348	(28,602)
	ON Semiconductor Corp.	United States	6,325	(265,777)
	Penguin Solutions Inc.	United States	26,355	(468,065)
	Semtech Corp.	United States	9,154	(341,719)
	Veeco Instruments Inc.	United States	8,017	(154,808)
				(2,116,238)
	Software (1.0)%
	A10 Networks Inc.	United States	6,637	(114,555)
	Alarm.Com Holdings Inc.	United States	376	(21,582)
	Alkami Technology Inc.	United States	4,961	(142,083)
	Aurora Innovation Inc., A	United States	5,408	(32,773)
	Bentley Systems Inc., B	United States	951	(45,391)
	Bill Holdings Inc.	United States	1,855	(81,026)
	Bitdeer Technologies Group	United States	35,175	(452,351)
	Blackline Inc.	United States	1,399	(78,246)
	Box Inc., A	United States	7,359	(278,317)
	Cleanspark Inc.	United States	1,938	(16,725)
	Confluent Inc., A	United States	273	(6,287)

32	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[y]	Securities Sold Short (continued)
	Common Stocks (continued)
	Software (continued)
	Core Scientific Inc.	United States	21,040	$(224,076)
	Datadog Inc., A	United States	34	(4,008)
	Dropbox Inc., A	United States	9,817	(283,319)
	Five9 Inc.	United States	47	(1,246)
	Guidewire Software Inc.	United States	485	(104,285)
	InterDigital Inc.	United States	2,361	(512,951)
	Marathon Digital Holdings Inc.	United States	1,318	(18,610)
	Microstrategy Inc., A	United States	1,028	(379,394)
	Nutanix Inc., A	United States	7,022	(538,517)
	Pagaya Technologies, Ltd.	United States	2,673	(43,944)
	Pagerduty Inc.	United States	621	(8,855)
	Porch Group Inc.	United States	1,342	(12,239)
	Progress Software Corp.	United States	4,760	(293,026)
	PROS Holdings Inc.	United States	2,045	(35,972)
	Q2 Holdings Inc.	United States	3,755	(328,638)
	Terawulf Inc.	United States	1,841	(6,499)
	Tyler Technologies Inc.	United States	965	(556,795)
	Unity Software Inc.	United States	943	(24,593)
	Varonis Systems Inc., B	United States	2,618	(124,826)
	Vertex Inc., A	United States	5,637	(223,056)
	Workiva Inc., A	United States	59	(3,970)
				(4,998,155)
	Specialty Retail (0.1)%
	Gamestop Corp., A	United States	9,966	(296,987)
	Guess? Inc.	United States	1,171	(12,272)
	The Realreal Inc.	United States	3,799	(21,464)
	Wayfair Inc., A	United States	5,541	(228,511)
				(559,234)
	Technology Hardware, Storage & Peripherals (0.3)%
	Ionq Inc.	United States	1,485	(59,905)
	Seagate Technology Holdings PLC	United States	3,082	(363,491)
	Super Micro Computer Inc.	United States	5,420	(216,909)
	Western Digital Corp.	United States	14,337	(739,072)
				(1,379,377)
	Trading Companies & Distributors (0.0)%†
	United Rentals Inc.	United States	143	(101,298)
	Xometry Inc., A	United States	3,231	(107,108)
				(208,406)
	Water Utilities (0.1)%
	American Water Works Co. Inc.	United States	3,838	(548,719)
	Total Common Stocks (Proceeds $45,255,117)			(44,161,161)
	Exchange Traded Funds (4.6)%
	Health Care Select Sector SPDR Fund	United States	15,483	(2,053,665)
	Industrial Select Sector SPDR Fund	United States	4,669	(666,827)
	iShares iBoxx High Yield Corporate Bond ETF	United States	5,434	(432,383)
	iShares MSCI Brazil ETF	Brazil	14,666	(399,062)
	iShares U.S. Healthcare Providers ETF	United States	65,390	(3,102,102)
	iShares U.S. Medical Devices ETF	United States	113,409	(7,018,883)
	iShares U.S. Pharmaceuticals ETF	United States	53,060	(3,453,675)
	Materials Select Sector SPDR Fund	United States	8,996	(776,715)

franklintempleton.com	Annual Report	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[y]	Securities Sold Short (continued)
	Common Stocks (continued)
	Exchange Traded Funds (continued)
	SPDR S&P 500 ETF Trust	United States	736	$(433,791)
	SPDR S&P Biotech ETF	United States	70,250	(5,563,097)
	Total Exchange Traded Funds (Proceeds $25,872,576)			(23,900,200)

			Principal Amount*
	Convertible Bonds and Notes (0.0)%†
	Passenger Airlines (0.0)%†
	Jetblue Airways Corp., senior note, 0.50%, 4/01/26	United States	66,000	(63,361)
	Semiconductors & Semiconductor Equipment (0.0)%†
	Wolfspeed Inc., senior note, 1.75%, 5/01/26	United States	115,000	(21,850)
	Total Convertible Bonds and Notes (Proceeds $166,311)			(85,211)
	U.S. Government and Agency Securities (0.7)%
[w]	U.S. Treasury Bill, 2/19/26	United States	328,000	(318,444)
	U.S. Treasury Bond, 4.25%, 5/15/35	United States	270,000	(266,984)
	U.S. Treasury Note,
	3.875%, 3/31/27	United States	375,000	(374,612)
	3.75%, 4/30/27	United States	375,000	(373,872)
	3.75%, 4/15/28	United States	1,013,000	(1,009,874)
	3.75%, 5/15/28	United States	98,000	(97,713)
	3.875%, 4/30/30	United States	1,428,000	(1,422,533)
	Total U.S. Government and Agency Securities (Proceeds $3,856,357)			(3,864,032)
	Corporate Bonds and Notes (3.1)%
	Banks (0.1)%
[g,l]	Industrial & Commercial Bank of China Ltd., junior sub. note, Reg S, 3.20% to 9/24/26, FRN thereafter, Perpetual	China	479,000	(468,968)
	Basic Materials (0.1)%
[g]	Cleveland-Cliffs Inc., senior note, 144A, 7.375%, 5/01/33	United States	371,000	(319,033)
	Building Materials (0.2)%
[g]	MIWD Holdco II LLC / MIWD Finance Corp., senior note, 144A, 5.50%, 2/01/30	United States	571,000	(527,855)
[g]	Smyrna Ready Mix Concrete LLC, senior secured note, 144A, 8.875%, 11/15/31	United States	222,000	(228,165)
				(756,020)
	Building Products (0.1)%
[g]	Ameritex Holdco Intermediate LLC, senior secured note, 144A, 10.25%, 10/15/28	United States	607,000	(644,806)
	Chemicals (0.2)%
	Celanese US Holdings LLC, senior note, 6.75%, 4/15/33	United States	822,000	(800,804)
[g]	INEOS Finance PLC, senior secured note, 144A, 7.50%, 4/15/29	Luxembourg	112,000	(110,174)
				(910,978)

34	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
[y]	Securities Sold Short (continued)
	Corporate Bonds and Notes (continued)
	Communications Equipment
[g]	Equipmentshare.Com Inc., 144A,
	secured note, 8.625%, 5/15/32	United States	190,000	$(199,481)
	senior secured note, 9.00%, 5/15/28	United States	664,000	(690,152)
	senior secured note, 8.00%, 3/15/33	United States	390,000	(401,018)
				(1,290,651)
	Consumer Cyclical (0.1)%
[g]	Sabre Glbl Inc., senior secured note, 144A, 10.75%, 11/15/29	United States	475,000	(486,281)
	Diversified Financial Services (0.6)%
[g]	LBM Acquisition LLC, senior note, 144A, 6.25%, 1/15/29	United States	800,000	(643,244)
[g]	Medline Borrower LP, senior note, 144A, 5.25%, 10/01/29	United States	678,000	(663,100)
	Onemain Finance Corp., senior note, 7.125%, 11/15/31	United States	157,000	(159,865)
[g]	RFNA LP, senior note, 144A, 7.875%, 2/15/30	United States	270,000	(270,872)
[g]	Wash Multifamily Acquisition Inc., senior secured note, 144A, 5.75%, 4/15/26	United States	1,131,000	(1,129,441)
				(2,866,522)
	Electric Utilities (0.5)%
	Edison International,
	junior sub. bond, 8.125%, 6/15/53	United States	471,000	(466,491)
	junior sub. bond, 7.875%, 6/15/54	United States	629,000	(606,748)
	senior note, 6.95%, 11/15/29	United States	177,000	(183,724)
	senior note, 6.25%, 3/15/30	United States	211,000	(213,847)
	PG&E Corp.,
	junior sub. bond, 7.375%, 3/15/55	United States	873,000	(857,037)
	senior secured bond, 5.25%, 7/01/30	United States	118,000	(114,584)
				(2,442,431)
	Equity Real Estate Investment Trusts (REITs) (0.1)%
[g]	Hat Holdings I LLC / Hat Holdings II LLC, senior note, 144A, 3.375%, 6/15/26	United States	378,000	(368,218)
	Health Care Providers & Services (0.1)%
[g]	Prime Healthcare Services Inc., senior secured note, 144A, 9.375%, 9/01/29	United States	420,000	(426,978)
	Industrial Conglomerates (0.0)%†
	3M Co., senior bond, 2.25%, 9/19/26	United States	220,000	(214,005)
	Media (0.1)%
[g]	Univision Communications Inc., senior secured note, 144A,
	4.50%, 5/01/29	United States	303,000	(269,249)
	7.375%, 6/30/30	United States	270,000	(252,601)
	8.50%, 7/31/31	United States	47,000	(45,135)
				(566,985)
	Oil, Gas & Consumable Fuels (0.3)%
[g]	Helmerich & Payne Inc., 144A,
	senior bond, 5.50%, 12/01/34	United States	390,000	(344,978)
	senior note, 4.85%, 12/01/29	United States	496,000	(468,506)
[g]	Nabors Industries Ltd., senior note, 144A, 7.50%, 1/15/28	United States	312,000	(260,920)
[g]	Saturn Oil & Gas Inc., senior secured note, 144A, 9.625%, 6/15/29	Canada	447,000	(409,721)
				(1,484,125)
	Packaging & Containers (0.1)%
[g]	LABL Inc., senior secured note, 144A, 8.625%, 10/01/31	United States	778,000	(644,773)

franklintempleton.com	Annual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
[y]	Securities Sold Short (continued)
	Corporate Bonds and Notes (continued)
	Pharmaceuticals (0.3)%
[g]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV, senior bond, 144A, 5.125%, 4/30/31	United States	1,626,000	$(1,367,410)
	Specialty Retail (0.2)%
[g]	Victra Holdings LLC / Victra Finance Corp., senior secured note, 144A, 8.75%, 9/15/29	United States	988,000	(1,010,002)
	Total Corporate Bonds and Notes (Proceeds $16,512,372)			(16,268,186)
[o,p]	Senior Floating Rate Interests (1.2)%
	Automobile Components (0.5)%
[q]	First Brands Group LLC, First Lien Term Loan, 10.59%, (3-Month SOFR + 5.00%), 3/30/27	United States	2,304,605	(2,233,669)
	Building Products (0.0)%†
	Cornerstone Building Brands, Inc., Term Loan B, 7.679%, (1-Month SOFR + 3.25%), 4/12/28	United States	72,845	(65,227)
	Diversified Telecommunication Services (0.0)%†
[q]	Liberty Communications of Puerto Rico LLC, Term Loan B, 8.193%, (SOFR + 3.75%), 10/16/28	United States	219,061	(162,333)
	Entertainment (0.0)%†
	Stubhub, Term Loan B, 9.077%, (SOFR + 4.75%), 3/15/30	United States	247,896	(242,473)
	Health Care Providers & Services (0.2)%
[q]	Petco Health & Wellness Co. Inc., First Lien Term Loan, 7.811%, (3-Month SOFR + 3.51%), 3/03/28	United States	960,764	(894,712)
	IT Services (0.2)%
	e2open, Bank Debt Term Loan, 7.938%, (SOFR + 3.50%), 2/04/28	United States	331,953	(333,648)
[q]	Idera, Inc., Bank Debt Term Loan, 7.791%, (SOFR + 3.50%), 3/02/28	United States	406,841	(387,518)
	SonicWall, Bank Debt Term Loan, 9.329%, (SOFR + 5.00%), 5/18/28	United States	381,301	(375,206)
				(1,096,372)
	Media (0.1)%
	MH Sub I LLC, Bank Debt Term Loan,
	[q]9.581%, (1-Month SOFR + 4.25%), 5/03/28	United States	55,477	(53,466)
	8.575%, (SOFR + 4.25%), 12/31/31	United States	491,966	(450,948)
				(504,414)
	Professional Services (0.0)%†
	CoreLogic Inc., Term Loan B, 8.187%, (1-Month SOFR + 3.50%), 6/02/28	United States	72,759	(71,877)
	Software (0.1)%
	Perforce, Term Loan B, 9.077%, (SOFR + 4.75%), 7/02/29	United States	346,390	(337,124)
	Tungsten Automation, Bank Debt Term Loan, 9.641%, (SOFR + 5.25%), 7/20/29	United States	251,554	(219,750)
				(556,874)
	Specialty Retail (0.1)%
[q]	Harbor Freight Tools, Term Loan B, 6.577%, (SOFR + 2.50%), 6/11/31	United States	347,872	(336,900)
	Total Senior Floating Rate Interests (Proceeds $6,212,439)			(6,164,851)
	Total Securities Sold Short (Proceeds $97,875,172)			$(94,443,641)

36	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
# Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At May 31, 2025, the aggregate value of these securities and/or cash pledged amounted to $129,572,948, representing 24.9% of net assets.
c A portion or all of the security is on loan at May 31, 2025. See Note 1(f).
d A portion or all of the security is held in connection with written option contracts open at period end.
e Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
f Variable interest entity (VIE). See Note 8 regarding investments made through a VIE structure. At May 31, 2025, the aggregate value of these securities was $3,534,138, representing less than 0.7% of net assets.
g Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the net value of these securities was $41,048,179, representing 7.9% of net assets.
h See Note 8 regarding investments in Russian securities.
i Income may be received in additional securities and/or cash.
j Defaulted security or security for which income has been deemed uncollectible. See Note 7.
k A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
l Perpetual security with no stated maturity date.
m A supranational organization is an entity formed by two or more central governments through international treaties.
n See Note 9 regarding restricted securities.
o See Note 1(h) regarding senior floating rate interests.
p The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
q See Note 10 regarding unfunded loan commitments.
r The coupon rate shown represents the rate at period end.
s The rate shown is the annualized seven-day effective yield at period end.
t A portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).
u See Note 1(f) regarding securities on loan.
v See Note 3(f) regarding investments in affiliated investment companies.
w The security was issued on a discount basis with no stated coupon rate.
x See Note 1(d) regarding written options.
y See Note 1(e) regarding securities sold short.

franklintempleton.com	Annual Report	37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
At May 31, 2025, the Fund had the following futures contracts outstanding. See Note 1(d).
Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	11	$670,428	6/16/25	$(50,400)
Aluminum	Short	11	670,428	6/16/25	4,220
Aluminum	Long	6	367,016	9/15/25	(6,872)
Aluminum	Short	1	61,169	9/15/25	(35)
Brent Crude Oil	Long	12	753,360	6/30/25	(20,522)
Brent Crude Oil	Short	20	1,255,600	6/30/25	33,258
Brent Crude Oil	Long	3	186,150	7/31/25	(4,483)
Canola	Long	11	113,996	7/14/25	5,528
Canola	Long	10	100,353	11/14/25	4,403
Cattle Feeder	Short	1	149,412	8/28/25	(4,127)
Cocoa	Long	1	88,130	7/16/25	(14,654)
Cocoa	Short	3	283,950	7/16/25	(27,656)
Cocoa	Long	1	86,945	9/15/25	793
Cocoa	Short	1	86,945	9/15/25	(3,699)
Cocoa	Short	1	85,540	12/15/25	11,268
Coffee	Long	2	256,838	7/21/25	(12,568)
Coffee	Short	5	642,094	7/21/25	37,826
Coffee	Short	1	127,425	9/18/25	16,216
Copper	Long	10	2,388,458	6/16/25	20,012
Copper	Short	10	2,388,458	6/16/25	(21,368)
Copper	Short	10	1,169,375	7/29/25	40,521
Copper	Long	6	1,423,959	9/15/25	(2,604)
Copper	Short	1	118,237	9/26/25	(889)
Corn	Short	68	1,509,600	7/14/25	84,882
Corn	Short	9	190,462	9/12/25	11,818
Corn	Short	25	548,125	12/12/25	13,070
Corn	Short	2	45,400	3/13/26	308
Corn	Short	3	69,450	5/14/26	2,143
Corn	Short	1	23,425	7/14/26	(115)
Cotton	Long	7	227,710	7/09/25	(8,691)
Cotton	Short	7	227,710	7/09/25	6,564
Cotton	Long	3	101,625	12/08/25	(1,452)
ECX Emission	Short	1	79,947	12/15/25	11,922
Gasoline	Long	2	169,268	6/30/25	(5,052)
Gasoline	Short	2	169,268	6/30/25	5,296
Gasoline	Long	1	83,488	7/31/25	(2,177)
Gasoline	Long	1	81,913	8/29/25	(1,148)
Gold 100 Oz	Long	14	4,641,560	8/27/25	26,975
Hard Red Winter Wheat	Short	60	1,599,750	7/14/25	143,920
Hard Red Winter Wheat	Short	19	519,650	9/12/25	13,871
Hard Red Winter Wheat	Short	9	255,937	12/12/25	9,593
Hard Red Winter Wheat	Short	2	58,725	3/13/26	(279)
Lean Hogs	Short	6	243,180	6/13/25	(15,353)
Lean Hogs	Short	20	839,400	7/15/25	(41,604)
Lean Hogs	Short	10	420,100	8/14/25	(22,852)
Lean Hogs	Short	2	71,140	10/14/25	(4,354)
Live Cattle	Short	4	344,760	6/30/25	(18,789)
Live Cattle	Short	14	1,172,360	8/29/25	(27,961)
Live Cattle	Short	6	497,760	10/31/25	(20,873)
Live Cattle	Short	3	249,810	12/31/25	(21,337)
Low Sulphur Gas Oil	Long	4	239,600	6/12/25	5,296
Low Sulphur Gas Oil	Long	7	413,525	7/10/25	(11,657)
Low Sulphur Gas Oil	Short	12	708,900	7/10/25	27,931
Low Sulphur Gas Oil	Long	3	176,475	8/12/25	(5,653)

38	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a] (continued)
Milling Wheat	Short	40	$455,884	9/10/25	$48,444
Milling Wheat	Short	47	566,349	12/10/25	36,506
Milling Wheat	Short	7	87,430	3/10/26	4,114
Milling Wheat	Short	1	12,760	5/11/26	44
Natural Gas	Short	21	723,870	6/26/25	57,841
Natural Gas	Short	2	70,460	7/29/25	7,307
Natural Gas	Short	3	105,240	8/27/25	5,795
Natural Gas	Short	2	72,160	9/26/25	2,277
NY Harbor Ultra Low Sulfur Diesel	Long	11	926,495	6/30/25	(37,032)
NY Harbor Ultra Low Sulfur Diesel	Long	1	83,878	7/31/25	(3,206)
NY Harbor Ultra Low Sulfur Diesel	Long	1	84,218	8/29/25	(2,328)
Palladium	Long	4	387,440	9/26/25	(7,397)
Platinum	Long	1	52,745	7/29/25	4,878
Rapeseed	Short	1	26,939	7/31/25	(268)
Rapeseed	Short	2	54,473	10/31/25	(836)
Rapeseed	Short	1	27,364	1/30/26	(100)
Robusta Coffee	Long	5	225,500	7/25/25	(34,936)
Robusta Coffee	Long	4	178,520	9/24/25	(24,835)
Silver	Long	7	1,156,015	7/29/25	(9,636)
Silver	Short	35	5,780,075	7/29/25	40,591
Soybean Meal	Short	25	740,750	7/14/25	21,527
Soybean Meal	Short	3	90,000	8/14/25	(257)
Soybean Meal	Short	3	90,870	9/12/25	1,393
Soybean Meal	Short	1	30,440	10/14/25	1,398
Soybean Meal	Short	6	185,220	12/12/25	1,697
Soybean Meal	Short	1	31,120	1/14/26	(542)
Soybean Oil	Short	18	506,412	7/14/25	13,334
Soybean Oil	Short	2	56,532	8/14/25	68
Soybean Oil	Short	1	28,386	9/12/25	1,312
Soybean Oil	Short	2	56,880	10/14/25	2,660
Soybean Oil	Short	4	114,360	12/12/25	633
Soybean Oil	Short	1	28,650	1/14/26	1,192
Soybeans	Short	48	2,500,200	7/14/25	12,103
Soybeans	Short	2	103,675	8/14/25	1,283
Soybeans	Short	1	50,900	9/12/25	785
Soybeans	Short	13	667,387	11/14/25	(3,891)
Soybeans	Short	1	52,037	1/14/26	98
Sugar	Long	4	76,384	6/30/25	(112)
Sugar	Short	50	954,800	6/30/25	54,976
Sugar	Short	14	270,166	9/30/25	13,844
Sugar	Short	4	79,251	2/27/26	1,659
UK Natural Gas	Short	10	332,556	6/27/25	20,797
Wheat	Short	42	1,121,400	7/14/25	49,843
Wheat	Short	5	137,063	9/12/25	789
Wheat	Short	4	114,200	12/12/25	5,366
Wheat	Short	1	29,550	3/13/26	498
White Sugar	Short	12	285,660	7/16/25	26,416
White Sugar	Short	5	118,250	9/15/25	9,004
White Sugar	Short	1	23,715	11/14/25	684
WTI Crude Oil	Long	2	121,580	6/18/25	(2,062)
WTI Crude Oil	Long	15	911,850	6/20/25	(21,934)
WTI Crude Oil	Short	13	790,270	6/20/25	13,311
WTI Crude Oil	Long	1	59,790	7/21/25	(781)
WTI Crude Oil	Long	4	239,160	7/22/25	(3,716)
WTI Crude Oil	Long	1	59,000	8/19/25	(1,651)
WTI Crude Oil	Long	2	118,000	8/20/25	(1,773)

franklintempleton.com	Annual Report	39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a] (continued)
WTI Crude Oil	Long	1	$58,460	9/22/25	$(2,712)
Zinc	Long	6	390,879	6/16/25	(36,826)
Zinc	Short	6	390,879	6/16/25	7,145
Zinc	Long	3	196,833	9/15/25	(5,622)
					427,569
Currency Contracts[a]
Australian Dollar Index	Long	81	5,219,235	6/16/25	117,204
British Pound Index	Long	230	19,363,125	6/16/25	725,411
Canadian Dollar Index	Short	278	20,281,490	6/17/25	(852,711)
EUR/CZK	Long	4	728,542	6/16/25	3,861
EUR/HUF	Long	15	1,262,769	6/16/25	(4,321)
EUR/NOK	Long	13	1,846,699	6/16/25	(29,879)
EUR/PLN	Long	15	2,000,380	6/16/25	(14,231)
EUR/SEK	Short	1	141,925	6/16/25	484
Euro Index	Long	44	6,253,500	6/16/25	231,665
ICE U.S. Dollar Index	Long	3	297,777	6/16/25	(3,714)
Japanese Yen Index	Long	63	5,482,181	6/16/25	125,086
Mexican Peso Index	Long	209	5,381,750	6/16/25	280,513
New Israeli Shekel Index	Short	5	1,422,800	6/16/25	(37,684)
New Zealand Dollar Index	Long	3	179,310	6/16/25	(45)
South African Rand Index	Long	32	890,000	6/16/25	54,770
Swiss Franc Index	Short	93	14,162,738	6/16/25	(778,444)
U.S. Dollar Index	Long	279	2,784,742	6/16/25	(41,322)
					(223,357)
Equity Contracts
CAC 40 10 Euro Index[a]	Long	8	703,616	6/20/25	(7,297)
CAC 40 10 Euro Index[a]	Short	15	1,319,280	6/20/25	6,802
CBOE Volatility Index[a]	Long	24	480,526	6/18/25	(39,814)
CBOE Volatility Index[a]	Long	12	252,455	7/16/25	(4,265)
CBOE Volatility Index[a]	Long	3	64,116	8/20/25	(340)
DAX Index[a]	Long	7	4,777,835	6/20/25	170,688
DAX Mini Index	Short	2	273,019	6/20/25	(10,748)
DJ EURO STOXX 50 Index[a]	Long	40	2,438,040	6/20/25	6,184
DJ EURO STOXX 50 Index[a]	Short	21	1,279,971	6/20/25	(65,585)
DJIA Mini E-CBOT Index[a]	Long	12	2,537,640	6/20/25	9,147
E-Mini Russell 2000[a]	Long	15	1,551,225	6/20/25	(1,146)
E-Mini Russell 2000[a]	Short	20	2,068,300	6/20/25	(3,154)
E-Mini S&P MidCap 400 Index[a]	Short	2	600,820	6/20/25	(10,623)
FTSE 100 Index[a]	Long	2	236,635	6/20/25	398
FTSE 100 Index[a]	Short	6	709,906	6/20/25	(19,008)
FTSE China A50 Index[a]	Long	117	1,559,142	6/27/25	(4,182)
FTSE China A50 Index	Short	24	319,824	6/27/25	2,503
FTSE Taiwan Index[a]	Long	10	700,800	6/27/25	(8,108)
FTSE/JSE Top 40 Index[a]	Short	17	820,292	6/19/25	(38,650)
FTSE/MIB Index[a]	Long	3	683,587	6/20/25	25,178
Hang Seng China Enterprises Index[a]	Short	6	320,771	6/27/25	1,028
Hang Seng Index[a]	Long	15	2,217,737	6/27/25	2,350
IBEX 35 Index[a]	Short	17	2,731,674	6/20/25	(63,518)
KOPSI 200 Index[a]	Long	18	1,174,494	6/12/25	78,939
Mini TOPIX Index	Short	31	602,679	6/12/25	(39,559)
MSCI Emerging Markets Index[a]	Long	30	1,723,950	6/20/25	87,882
MSCI Singapore Index[a]	Long	24	764,148	6/27/25	1,280
NASDAQ 100 E-Mini Index[a]	Long	19	8,123,165	6/20/25	593,496
NIKKEI 225 Index[a]	Short	64	3,429,393	6/12/25	(112,943)
NSE IFSC Nifty 50 Index[a]	Long	1	49,674	6/26/25	(223)
S&P 500 E-Mini Index[a]	Long	46	13,606,800	6/20/25	391,302

40	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts (continued)
S&P/TSX 60 Index[a]	Long	12	$2,742,158	6/19/25	$159,308
SPI 200 Index[a]	Short	1	136,285	6/19/25	(8,356)
TOPIX Index[a]	Long	9	1,749,713	6/12/25	108,606
TOPIX Index[a]	Short	3	583,238	6/12/25	(8,247)
					1,199,325
Interest Rate Contracts[a]
3 Month CORRA	Long	1	177,733	12/16/25	(118)
3 Month CORRA	Long	1	177,870	3/17/26	(99)
3 Month CORRA	Long	1	177,861	6/16/26	(195)
3 Month CORRA	Long	1	177,815	9/15/26	(153)
3 Month CORRA	Long	1	177,743	12/15/26	(305)
3 Month EURIBOR	Short	44	12,260,768	9/15/25	(24,087)
3 Month EURIBOR	Short	46	12,829,827	12/15/25	(40,252)
3 Month EURIBOR	Short	35	9,764,806	3/16/26	(37,329)
3 Month EURIBOR	Long	97	27,058,331	6/15/26	48,380
3 Month EURIBOR	Short	38	10,600,171	6/15/26	(40,621)
3 Month EURIBOR	Short	26	7,249,058	9/14/26	(26,725)
3 Month EURIBOR	Short	28	7,801,114	12/14/26	(29,776)
3 Month EURIBOR	Short	17	4,732,772	3/15/27	(21,261)
3 Month EURIBOR	Short	8	2,225,370	6/14/27	(9,457)
3 Month SOFR	Short	79	18,944,200	12/16/25	44,970
3 Month SOFR	Short	89	21,403,388	3/17/26	10,369
3 Month SOFR	Short	67	16,151,187	6/16/26	(21,752)
3 Month SOFR	Short	117	28,255,500	9/15/26	(53,490)
3 Month SOFR	Short	50	12,088,750	12/15/26	(45,154)
3 Month SOFR	Short	46	11,127,400	3/16/27	(51,549)
3 Month SOFR	Short	33	7,982,288	6/15/27	(33,356)
3 Month SOFR	Short	23	5,560,825	9/14/27	(15,043)
3 Month SONIA	Short	2	646,628	12/16/25	33
3 Month SONIA	Short	2	647,941	3/17/26	(632)
3 Month SONIA	Short	2	648,581	6/16/26	(1,070)
3 Month SONIA	Long	14	4,542,426	9/15/26	(5,348)
3 Month SONIA	Short	2	648,918	9/15/26	(1,245)
ASX 90 Day Bank Accepted Bill	Long	12	7,671,454	9/11/25	6,044
ASX 90 Day Bank Accepted Bill	Long	9	5,756,547	12/11/25	5,574
ASX 90 Day Bank Accepted Bill	Long	6	3,838,355	3/12/26	3,341
ASX 90 Day Bank Accepted Bill	Long	4	2,558,966	6/11/26	2,705
ASX 90 Day Bank Accepted Bill	Long	2	1,279,420	9/10/26	1,308
Australian 3 Yr. Bond	Long	67	4,644,183	6/16/25	51,624
Australian 10 Yr. Bond	Long	48	3,531,472	6/16/25	54,565
Australian 10 Yr. Bond	Short	48	3,531,472	6/16/25	(61,859)
Canadian 2 Yr. Bond	Short	6	461,952	9/18/25	(765)
Canadian 5 Yr. Bond	Long	4	332,831	9/18/25	1,197
Canadian 10 Yr. Bond	Long	48	4,277,976	9/18/25	30,602
Euro-BOBL	Long	309	41,800,779	6/06/25	142,182
Euro-Bund	Long	247	36,798,676	6/06/25	177,269
Euro-Buxl	Short	35	4,831,684	6/06/25	182,695
Euro-OAT	Long	17	2,427,310	6/06/25	20,280
Euro-Schatz	Long	145	17,673,319	6/06/25	(23,834)
Euro-Schatz	Short	15	1,828,274	6/06/25	388
Euro-Schatz	Short	14	1,707,502	9/08/25	(512)
Japanese 10 Yr. Bond	Long	10	967,442	6/12/25	2,301
Japanese 10 Yr. Bond	Long	3	2,899,823	6/13/25	11,403
Korean 3 Yr. Bond	Long	14	1,090,918	6/17/25	3,156
Korean 10 Yr. Bond	Short	12	1,036,486	6/17/25	(312)
Long Gilt	Long	61	7,518,596	9/26/25	3,627

franklintempleton.com	Annual Report	41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts[a] (continued)
U.S. Treasury 2 Yr. Note	Long	124	$25,722,250	9/30/25	$33,752
U.S. Treasury 2 Yr. Note	Short	88	18,254,500	9/30/25	(16,266)
U.S. Treasury 5 Yr. Note	Long	43	4,652,062	9/30/25	16,289
U.S. Treasury 5 Yr. Note	Short	48	5,193,000	9/30/25	(13,381)
U.S. Treasury 10 Yr. Note	Short	79	8,749,250	9/19/25	(17,121)
U.S. Treasury Long Bond	Short	55	6,202,969	9/19/25	(57,287)
U.S. Treasury Ultra Bond	Short	23	2,669,438	9/19/25	(22,787)
U.S. Treasury 10 Yr. Ultra	Short	9	1,012,922	9/19/25	(4,578)
					176,335
Total Futures Contracts					$1,579,872

*As of period end.
aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

42	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
At May 31, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar[b]	MSCO	Buy	5,750,000	3,642,069	6/18/25	$71,467	$(6,127)
Australian Dollar[b]	MSCO	Sell	14,308,000	9,106,968	6/18/25	2,457	(120,809)
British Pound	JPHQ	Buy	670,000	886,980	6/18/25	15,822	—
British Pound	JPHQ	Sell	2,492,000	3,225,703	6/18/25	—	(132,179)
British Pound[b]	MSCO	Buy	5,541,000	7,318,398	6/18/25	152,731	(4,825)
British Pound[b]	MSCO	Sell	1,979,000	2,573,688	6/18/25	—	(92,945)
Canadian Dollar[b]	MSCO	Buy	6,388,000	4,578,917	6/18/25	80,144	(63)
Canadian Dollar[b]	MSCO	Sell	15,097,000	10,618,775	6/18/25	—	(392,007)
Euro	JPHQ	Buy	774,000	845,010	6/18/25	34,848	—
Euro	JPHQ	Sell	4,155,000	4,567,715	6/18/25	2,823	(158,372)
Euro[b]	MSCO	Buy	9,642,000	10,714,706	6/18/25	257,533	(11,543)
Euro[b]	MSCO	Sell	13,015,000	14,320,061	6/18/25	2,557	(477,505)
Japanese Yen[b]	MSCO	Buy	644,709,000	4,476,964	6/18/25	28,863	(16,271)
Japanese Yen[b]	MSCO	Sell	719,631,000	4,912,660	6/18/25	5,953	(104,580)
Mexican Peso[b]	MSCO	Buy	42,217,000	2,134,056	6/18/25	38,746	(1,194)
Mexican Peso[b]	MSCO	Sell	9,763,000	484,422	6/18/25	618	(18,398)
New Zealand Dollar[b]	MSCO	Buy	3,737,000	2,195,320	6/18/25	40,406	(1,195)
New Zealand Dollar[b]	MSCO	Sell	5,057,000	2,893,074	6/18/25	162	(130,908)
Swiss Franc[b]	MSCO	Buy	10,673,000	12,921,532	6/18/25	138,359	(62,589)
Swiss Franc[b]	MSCO	Sell	6,137,000	7,041,739	6/18/25	107	(431,849)
Australian Dollar	BZWS	Buy	106,000	63,427	6/20/25	4,920	—
Australian Dollar	BZWS	Sell	106,000	67,374	6/20/25	—	(973)
Brazilian Real	BZWS	Buy	924,000	162,285	6/20/25	—	(1,482)
Brazilian Real	BZWS	Sell	3,988,000	697,896	6/20/25	4,017	(149)
British Pound	BZWS	Buy	1,174,000	1,517,715	6/20/25	64,223	—
British Pound	BZWS	Sell	3,600,000	4,703,641	6/20/25	—	(147,278)
Canadian Dollar	BZWS	Buy	37,000	26,327	6/20/25	660	—
Canadian Dollar	BZWS	Sell	4,947,000	3,505,139	6/20/25	—	(103,246)
Euro	BZWS	Buy	2,235,000	2,443,589	6/20/25	97,444	(30)
Euro	BZWS	Sell	3,827,000	4,204,299	6/20/25	582	(147,250)
Hong Kong Dollar	BZWS	Buy	3,513,000	453,646	6/20/25	—	(4,733)
Hong Kong Dollar	BZWS	Sell	8,230,000	1,060,567	6/20/25	8,885	—
Japanese Yen	BZWS	Buy	66,142,000	441,718	6/20/25	18,989	(9)
Japanese Yen	BZWS	Sell	105,709,000	719,184	6/20/25	64	(17,175)
Swedish Krona	BZWS	Buy	15,000	1,574	6/23/25	—	(7)
Swedish Krona	BZWS	Sell	1,368,000	143,596	6/23/25	720	(15)
Australian Dollar	BNYM	Sell	840,000	527,500	6/26/25	—	(14,166)
Canadian Dollar	BNYM	Sell	192,000	134,460	6/26/25	—	(5,629)
Euro	BNYM	Buy	236,000	259,158	6/26/25	9,257	—
Euro	BNYM	Sell	1,111,000	1,208,456	6/26/25	—	(55,140)
British Pound	JPHQ	Sell	4,730	6,101	7/09/25	—	(274)
Chilean Peso	JPHQ	Buy	1,544,978,341	1,628,695	7/09/25	4,201	—
Chinese Yuan	JPHQ	Buy	21,735	3,006	7/09/25	24	—
Colombian Peso	JPHQ	Buy	4,567,428,000	1,080,000	7/09/25	14,324	—
Colombian Peso	JPHQ	Sell	9,788,043,763	2,324,951	7/09/25	—	(20,196)
Euro	JPHQ	Buy	3,498,826	3,951,322	7/09/25	37,157	(5,513)
Euro	JPHQ	Sell	2,166,083	2,397,464	7/09/25	—	(68,344)
Indian Rupee	JPHQ	Buy	152,899,540	1,770,000	7/09/25	13,024	—
Indian Rupee	JPHQ	Sell	153,226,713	1,766,608	7/09/25	—	(20,231)
Indonesian Rupiah	JPHQ	Buy	22,954,080,000	1,360,000	7/09/25	46,718	—
Indonesian Rupiah	JPHQ	Sell	18,722,780,456	1,125,505	7/09/25	—	(21,902)
Japanese Yen	JPHQ	Buy	289,874,215	2,032,583	7/09/25	7,022	(16,081)

franklintempleton.com	Annual Report	43

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ	Sell	246,773,520	1,680,000	7/09/25	$—	$(42,652)
Kazakhstan Tenge	CITI	Buy	323,058,711	622,656	7/09/25	2,312	—
Kazakhstan Tenge	CITI	Sell	417,212,078	780,000	7/09/25	—	(27,111)
Malaysian Ringgit	BZWS	Buy	7,201,665	1,710,000	7/09/25	—	(15,464)
Malaysian Ringgit	BZWS	Sell	52,533	11,833	7/09/25	—	(528)
Mexican Peso	JPHQ	Buy	45,740,317	2,314,057	7/09/25	39,629	(7,039)
Peruvian Nuevo Sol	JPHQ	Buy	5,581,862	1,497,524	7/09/25	43,704	—
Peruvian Nuevo Sol	JPHQ	Sell	13,978,902	3,786,716	7/09/25	—	(73,046)
Polish Zloty	JPHQ	Buy	2,902,836	747,361	7/09/25	27,469	—
Polish Zloty	JPHQ	Sell	6,124,962	1,589,963	7/09/25	—	(44,923)
South African Rand	JPHQ	Buy	36,660,632	2,033,802	7/09/25	11,527	(12,572)
South African Rand	JPHQ	Sell	35,353,365	1,914,463	7/09/25	—	(45,808)
South Korean Won	JPHQ	Buy	3,590,868,500	2,600,000	7/09/25	13,517	(3,541)
Thai Baht	JPHQ	Buy	34,785,469	1,070,000	7/09/25	—	(7,013)
Thai Baht	JPHQ	Sell	34,995,490	1,025,764	7/09/25	—	(43,640)
Turkish Lira	JPHQ	Buy	30,960,282	758,289	7/09/25	308	(1,731)
Turkish Lira	JPHQ	Sell	26,464,410	630,000	7/09/25	—	(16,958)
Brazilian Real	MSCO	Sell	6,073,938	1,030,732	7/15/25	291	(20,263)
Brazilian Real	JPHQ	Buy	9,927,460	1,709,009	8/04/25	5,497	(5,730)
Chinese Yuan	MSCO	Buy	3,831,410	539,760	8/15/25	—	(4,177)
Chinese Yuan	MSCO	Sell	19,425,987	2,708,471	8/15/25	21	(7,060)
South Korean Won	MSCO	Buy	734,222,813	520,852	8/20/25	14,360	—
South Korean Won	MSCO	Sell	139,174,160	99,886	8/20/25	—	(1,565)
British Pound	MSCO	Sell	2,950,000	3,998,505	8/29/25	22,139	—
Danish Krone	MSCO	Sell	800,000	122,651	8/29/25	54	—
Euro	MSCO	Sell	1,750,000	2,000,001	8/29/25	811	—
Norwegian Krone	MSCO	Sell	2,000,000	197,415	8/29/25	1,504	—
Polish Zloty	MSCO	Sell	1,500,000	400,236	8/29/25	237	—
Swedish Krona	MSCO	Sell	7,500,000	789,211	8/29/25	2,417	—
Swiss Franc	MSCO	Sell	1,200,000	1,470,470	8/29/25	—	(4,532)
Total Forward Exchange Contracts						$1,391,624	$(3,198,535)
Net unrealized appreciation (depreciation)							$(1,806,911)

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.
bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

44	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
At May 31, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1(d).
Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	250,000		$(6,253)	$(7,466)	$1,213
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	3,000		(75)	(71)	(4)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	245,000		(4,755)	(4,385)	(370)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	316,000		(6,133)	(2,001)	(4,132)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	374,000		(7,258)	(1,778)	(5,480)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	27,000		(524)	(102)	(422)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	347,000		(6,735)	434	(7,169)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	56,000		(1,087)	560	(1,647)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	230,000		(4,464)	2,875	(7,339)
American Airlines Inc.	(5.00)%	Quarterly	12/20/29	33,000		953	1,567	(614)
American Airlines Inc.	(5.00)%	Quarterly	12/20/29	55,000		1,589	2,750	(1,161)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(3,627)	(6,709)	3,082
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	73,000		(1,826)	(3,169)	1,343
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	68,000		(1,701)	(2,272)	571
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(3,627)	(5,568)	1,941
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(3,627)	(4,860)	1,233
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	40,000		(1,001)	(1,355)	354
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	145,000		(2,421)	(1,989)	(432)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	39,000		(651)	(1,011)	360
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(484)	(978)	494
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	48,000		(801)	(557)	(244)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(484)	(421)	(63)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(484)	(414)	(70)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(484)	(371)	(113)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(484)	(283)	(201)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	48,000		(801)	(277)	(524)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	19,000		(317)	(258)	(59)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	19,000		(317)	(87)	(230)
CMA CGM SA	(5.00)%	Quarterly	6/20/30	129,295	EUR	(17,904)	(13,849)	(4,055)
CMA CGM SA	(5.00)%	Quarterly	6/20/30	70,000	EUR	(9,693)	(8,225)	(1,468)
CMA CGM SA	(5.00)%	Quarterly	6/20/30	50,000	EUR	(6,924)	(6,581)	(343)
Ford Motor Co.	(5.00)%	Quarterly	6/20/30	717,000		(91,710)	(102,707)	10,997
Ford Motor Co.	(5.00)%	Quarterly	6/20/30	251,000		(32,105)	(35,465)	3,360
Ford Motor Co.	(5.00)%	Quarterly	6/20/30	100,000		(12,791)	(14,028)	1,237
Ford Motor Co.	(5.00)%	Quarterly	6/20/30	100,000		(12,791)	(12,487)	(304)
Ford Motor Co.	(5.00)%	Quarterly	6/20/30	50,000		(6,395)	(6,991)	596
Ford Motor Co.	(5.00)%	Quarterly	6/20/30	50,000		(6,395)	(6,170)	(225)
Ford Motor Co.	(5.00)%	Quarterly	6/20/30	50,000		(6,395)	(4,983)	(1,412)
Ford Motor Co.	(5.00)%	Quarterly	6/20/30	30,000		(3,837)	(3,672)	(165)
Ford Motor Co.	(5.00)%	Quarterly	6/20/30	14,000		(1,791)	(2,112)	321
Ford Motor Co.	(5.00)%	Quarterly	6/20/30	2,000		(256)	(260)	4
General Motors Co.	(5.00)%	Quarterly	6/20/30	250,000		(39,663)	(38,398)	(1,265)
General Motors Co.	(5.00)%	Quarterly	6/20/30	251,000		(39,821)	(36,971)	(2,850)
General Motors Co.	(5.00)%	Quarterly	6/20/30	99,000		(15,706)	(15,097)	(609)
General Motors Co.	(5.00)%	Quarterly	6/20/30	70,000		(11,106)	(10,853)	(253)

franklintempleton.com	Annual Report	45

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
General Motors Co.	(5.00)%	Quarterly	6/20/30	50,000		$(7,933)	$(7,980)	$47
General Motors Co.	(5.00)%	Quarterly	6/20/30	50,000		(7,933)	(7,680)	(253)
General Motors Co.	(5.00)%	Quarterly	6/20/30	50,000		(7,933)	(7,441)	(492)
General Motors Co.	(5.00)%	Quarterly	6/20/30	50,000		(7,933)	(7,365)	(568)
General Motors Co.	(5.00)%	Quarterly	6/20/30	50,000		(7,933)	(7,314)	(619)
General Motors Co.	(5.00)%	Quarterly	6/20/30	51,000		(8,091)	(6,815)	(1,276)
General Motors Co.	(5.00)%	Quarterly	6/20/30	19,000		(3,014)	(2,909)	(105)
Government of Egypt	(1.00)%	Quarterly	6/20/26	365,000		9,975	137,787	(127,812)
Government of Italy	(1.00)%	Quarterly	6/20/26	350,000		(3,223)	(4,524)	1,301
Hertz Corp.	(5.00)%	Quarterly	12/20/26	30,000		4,306	8,850	(4,544)
Hertz Corp.	(5.00)%	Quarterly	12/20/26	30,000		4,306	9,600	(5,294)
Hertz Corp.	(5.00)%	Quarterly	12/20/26	49,000		7,034	12,250	(5,216)
Hertz Corp.	(5.00)%	Quarterly	12/20/26	50,000		7,177	14,750	(7,573)
Hertz Corp.	(5.00)%	Quarterly	12/20/26	50,000		7,177	15,750	(8,573)
Hertz Corp.	(5.00)%	Quarterly	12/20/26	100,000		14,354	29,250	(14,896)
International Consolidated Airlines Group, S.A.	(5.00)%	Quarterly	6/20/30	149,000	EUR	(30,835)	(32,208)	1,373
International Consolidated Airlines Group, S.A.	(5.00)%	Quarterly	6/20/30	99,000	EUR	(20,487)	(21,021)	534
International Consolidated Airlines Group, S.A.	(5.00)%	Quarterly	6/20/30	50,000	EUR	(10,347)	(10,617)	270
International Consolidated Airlines Group, S.A.	(5.00)%	Quarterly	6/20/30	50,000	EUR	(10,347)	(9,336)	(1,011)
International Consolidated Airlines Group, S.A.	(5.00)%	Quarterly	6/20/30	50,000	EUR	(10,347)	(8,518)	(1,829)
International Consolidated Airlines Group, S.A.	(5.00)%	Quarterly	6/20/30	30,000	EUR	(6,208)	(5,519)	(689)
Jaguar Land Rover	(5.00)%	Quarterly	6/20/30	338,000	EUR	(48,745)	(36,834)	(11,911)
Jaguar Land Rover	(5.00)%	Quarterly	6/20/30	99,000	EUR	(14,277)	(9,937)	(4,340)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	215,000		(10,858)	(18,908)	8,050
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	85,000		(4,293)	(7,091)	2,798
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	43,000		(2,172)	(4,113)	1,941
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	23,000		(1,162)	(1,927)	765
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	12/20/28	500,000		(22,861)	(30,756)	7,895
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	12/20/28	47,000		(2,149)	(3,543)	1,394
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	12/20/28	4,000		(183)	(171)	(12)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/29	153,000		(5,908)	(5,908)	–
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/30	153,000		(4,396)	(4,516)	120
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/30	31,000		(891)	(915)	24
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	93,000		(4,697)	7,905	(12,602)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	32,000		1,239	1,040	199
Kohl’s Corp.	(1.00)%	Quarterly	12/20/27	9,000		1,615	495	1,120
Kohl’s Corp.	(1.00)%	Quarterly	12/20/27	100,000		17,947	7,125	10,822
Kohl’s Corp.	(1.00)%	Quarterly	12/20/27	145,000		26,023	9,062	16,961
Kohl’s Corp.	(1.00)%	Quarterly	12/20/27	15,000		2,692	900	1,792
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	21,000		813	1,155	(342)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	21,000		813	1,208	(395)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	54,000		2,091	1,890	201
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	27,000		1,046	2,533	(1,487)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	50,000		1,936	4,253	(2,317)
Kohl’s Corp.	(1.00)%	Quarterly	12/20/27	18,000		3,230	1,328	1,902

46	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Kohl’s Corp.	(1.00)%	Quarterly	12/20/27	54,000		$9,691	$6,750	$2,941
Kohl’s Corp.	(1.00)%	Quarterly	6/20/28	30,000		6,697	6,000	697
Kohl’s Corp.	(1.00)%	Quarterly	6/20/28	36,000		8,036	9,675	(1,639)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/28	50,000		11,161	10,003	1,158
Kohl’s Corp.	(1.00)%	Quarterly	6/20/28	50,000		11,161	10,125	1,036
Kohl’s Corp.	(1.00)%	Quarterly	6/20/28	51,000		11,384	13,135	(1,751)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/28	66,000		14,733	18,233	(3,500)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	21,000		7,536	8,190	(654)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	24,000		8,612	9,300	(688)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	30,000		10,766	10,202	564
Kohl’s Corp.	(5.00)%	Quarterly	6/20/30	36,000		8,369	10,530	(2,161)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	37,000		13,278	12,395	883
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	32,000		11,483	12,400	(917)
Kohl’s Corp.	(5.00)%	Quarterly	6/20/30	48,000		11,159	12,900	(1,741)
Kohl’s Corp.	(5.00)%	Quarterly	6/20/30	102,000		23,713	32,130	(8,417)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	109,000		39,115	37,333	1,782
Kohl’s Corp.	(5.00)%	Quarterly	6/20/30	204,000		47,427	61,200	(13,773)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/27	32,000		(209)	(207)	(2)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/28	435,000		(1,654)	(2,169)	515
Lincoln National Corp.	(1.00)%	Quarterly	6/20/28	100,000		(380)	(451)	71
Lincoln National Corp.	(1.00)%	Quarterly	6/20/27	362,000		(2,367)	1,572	(3,939)
MetLife Inc.	(1.00)%	Quarterly	6/20/30	782,000		(13,405)	(11,704)	(1,701)
MetLife Inc.	(1.00)%	Quarterly	6/20/30	769,000		(13,182)	(11,509)	(1,673)
Saint-Gobain SA	(1.00)%	Quarterly	12/20/29	652,000	EUR	(19,413)	(17,604)	(1,809)
SES SA	(1.00)%	Quarterly	6/20/30	35,000	EUR	2,725	2,948	(223)
SES SA	(1.00)%	Quarterly	6/20/30	55,000	EUR	4,282	4,503	(221)
SES SA	(1.00)%	Quarterly	6/20/30	58,000	EUR	4,516	4,802	(286)
SES SA	(1.00)%	Quarterly	6/20/30	168,000	EUR	13,080	12,935	145
SES SA	(1.00)%	Quarterly	6/20/30	244,000	EUR	18,997	21,137	(2,140)
SES SA	(1.00)%	Quarterly	6/20/30	285,000	EUR	22,189	25,644	(3,455)
SES SA	(1.00)%	Quarterly	6/20/30	485,000	EUR	37,760	40,962	(3,202)
SES SA	(1.00)%	Quarterly	6/20/30	488,000	EUR	37,994	43,120	(5,126)
Stellantis NV	(5.00)%	Quarterly	6/20/30	859,000	EUR	(154,864)	(146,971)	(7,893)
Stellantis NV	(5.00)%	Quarterly	6/20/30	103,000	EUR	(18,569)	(17,909)	(660)
Stellantis NV	(5.00)%	Quarterly	6/20/30	50,000	EUR	(9,014)	(7,200)	(1,814)
Stellantis NV	(5.00)%	Quarterly	6/20/30	42,000	EUR	(7,572)	(6,867)	(705)
Tegna Inc.	(5.00)%	Quarterly	6/20/30	150,000		(12,834)	(14,087)	1,253
Tegna Inc.	(5.00)%	Quarterly	6/20/30	50,000		(4,278)	(4,527)	249
Tegna Inc.	(5.00)%	Quarterly	6/20/30	20,000		(1,711)	(2,118)	407
Virgin Media	(5.00)%	Quarterly	6/20/30	96,000	EUR	(8,491)	(8,563)	72
Volkswagen AG	(1.00)%	Quarterly	6/20/30	100,000	EUR	964	1,462	(498)
Volkswagen AG	(1.00)%	Quarterly	6/20/30	199,000	EUR	1,918	4,136	(2,218)
Volkswagen AG	(1.00)%	Quarterly	6/20/30	495,000	EUR	4,772	5,080	(308)
Volkswagen AG	(1.00)%	Quarterly	6/20/30	994,000	EUR	9,583	10,521	(938)
Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	30,000		1,633	1,728	(95)
Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	30,000		1,633	1,753	(120)
Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	50,000		2,721	2,710	11
Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	50,000		2,721	2,724	(3)
Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	50,000		2,721	3,223	(502)
Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	50,000		2,721	3,624	(903)
Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	50,000		2,721	3,624	(903)
Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	50,000		2,721	3,667	(946)
Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	50,000		2,721	3,766	(1,045)
Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	75,000		4,082	5,381	(1,299)
Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	101,000		5,497	5,682	(185)
Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	101,000		5,497	6,234	(737)
Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	100,000		5,442	7,248	(1,806)

franklintempleton.com	Annual Report	47

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	191,000		$10,395	$13,004	$(2,609)
Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	360,000		19,592	17,894	1,698
Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	351,000		19,102	19,849	(747)
WPP Finance	(1.00)%	Quarterly	6/20/30	299,000	EUR	(4,624)	(3,865)	(759)
WPP Finance	(1.00)%	Quarterly	6/20/30	200,000	EUR	(3,093)	(1,943)	(1,150)
WPP Finance	(1.00)%	Quarterly	6/20/30	170,000	EUR	(2,629)	(1,805)	(824)
WPP Finance	(1.00)%	Quarterly	6/20/30	100,000	EUR	(1,547)	(1,134)	(413)
WPP Finance	(1.00)%	Quarterly	6/20/30	96,000	EUR	(1,485)	(940)	(545)
WPP Finance	(1.00)%	Quarterly	6/20/30	51,000	EUR	(789)	(443)	(346)
Xerox Corp.	(1.00)%	Quarterly	12/20/29	20,000		7,743	4,875	2,868
Xerox Corp.	(1.00)%	Quarterly	12/20/29	20,000		7,743	4,925	2,818
Xerox Corp.	(1.00)%	Quarterly	12/20/29	30,000		11,615	7,349	4,266
Xerox Corp.	(1.00)%	Quarterly	12/20/29	30,000		11,615	7,500	4,115
Xerox Corp.	(1.00)%	Quarterly	12/20/29	30,000		11,615	7,575	4,040
Xerox Corp.	(1.00)%	Quarterly	12/20/29	50,000		19,358	11,250	8,108
Xerox Corp.	(1.00)%	Quarterly	12/20/29	50,000		19,358	12,375	6,983
Xerox Corp.	(1.00)%	Quarterly	12/20/29	80,000		30,974	19,700	11,274
Xerox Corp.	(1.00)%	Quarterly	12/20/29	80,000		30,974	19,804	11,170
Xerox Corp.	(1.00)%	Quarterly	12/20/29	50,000		19,358	24,250	(4,892)
Xerox Corp.	(1.00)%	Quarterly	12/20/29	98,000		37,943	50,470	(12,527)
Contracts to Sell Protection[c,d]
Single Name
Hertz Corp.	5.00%	Quarterly	12/20/25	50,000		(1,558)	(7,750)	6,192	B
Hertz Corp.	5.00%	Quarterly	12/20/25	48,000		(1,496)	(6,480)	4,984	B
Hertz Corp.	5.00%	Quarterly	12/20/25	49,000		(1,527)	(5,880)	4,353	B
Hertz Corp.	5.00%	Quarterly	12/20/25	41,000		(1,278)	(4,920)	3,642	B
Hertz Corp.	5.00%	Quarterly	12/20/25	10,000		(312)	(1,600)	1,288	B
Traded Index
CDX.EM.43[e]	1.00%	Quarterly	6/20/30	1,000,000		(31,956)	(38,556)	6,600	Investment Grade
CDX.NA.HY.44[e]	5.00%	Quarterly	6/20/30	3,000,000		185,095	166,567	18,528	Non-Investment Grade
CDX.NA.IG.44[e]	1.00%	Quarterly	6/20/30	26,000,000		521,833	485,404	36,429	Investment Grade
ITRX.EUR[e]	1.00%	Quarterly	6/20/30	25,000,000	EUR	570,963	537,489	33,474	Investment Grade
ITRX.EUR.XOVER[e]	5.00%	Quarterly	6/20/30	9,000,000	EUR	882,694	813,497	69,197	Non-Investment Grade
Total Centrally Cleared Swap Contracts						$2,029,121	$2,053,482	$(24,361)

48	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/26	50,000		$(1,758)	$(743)	$(1,015)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	77,000		(2,275)	(333)	(1,942)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	97,000		(2,866)	(251)	(2,615)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	82,000		(2,423)	(142)	(2,281)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	41,000		(1,211)	(142)	(1,069)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	82,000		(2,423)	(71)	(2,352)
Bayerische	(1.00)%	Quarterly	MSCO	12/20/25	146,000	EUR	(1,190)	(327)	(863)
Government of Argentina	(5.00)%	Quarterly	CITI	12/20/26	195,000		3,786	53,697	(49,911)
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	408,000		7,920	69,063	(61,143)
Government of Egypt	(1.00)%	Quarterly	CITI	6/20/26	197,000		4,985	23,165	(18,180)
Government of Korea	(1.00)%	Quarterly	BZWS	6/20/30	1,025,000		(15,125)	(13,678)	(1,447)
Government of Korea	(1.00)%	Quarterly	GSCO	6/20/30	3,028,000		(105,374)	(89,843)	(15,531)
Government of Turkey	(1.00)%	Quarterly	BZWS	6/20/25	184,000		(364)	5	(369)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/28	72,000		(4,367)	(4,387)	20
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/28	41,000		(2,486)	(2,863)	377
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/28	35,000		(2,123)	(2,439)	316
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/28	36,000		(2,183)	1,752	(3,935)
Kingdom of Saudia Arabia	(1.00)%	Quarterly	GSCO	6/20/30	3,750,000		(55,336)	(39,870)	(15,466)
Kingdom of Saudia Arabia	(1.00)%	Quarterly	GSCO	6/20/30	150,000		(2,213)	(2,138)	(75)
Kobe Steel Ltd.	(1.00)%	Quarterly	GSCO	6/20/30	89,518,000	JPY	(7,551)	(6,932)	(619)
Nippon Paper Industries Co.	(1.00)%	Quarterly	GSCO	6/20/30	119,069,000	JPY	47,644	40,076	7,568
Nippon Paper Industries Co.	(1.00)%	Quarterly	JPHQ	12/20/25	7,366,000	JPY	(229)	(13)	(216)
Nippon Paper Industries Co.	(1.00)%	Quarterly	MSCO	12/20/25	21,750,000	JPY	(676)	119	(795)
Nippon Paper Industries Co.	(1.00)%	Quarterly	MSCO	12/20/25	33,598,000	JPY	(1,043)	192	(1,235)
People’s Republic of China	(1.00)%	Quarterly	GSCO	6/20/30	100,000		(2,433)	(1,081)	(1,352)
People’s Republic of China	(1.00)%	Quarterly	GSCO	6/20/30	100,000		(2,432)	(990)	(1,442)
People’s Republic of China	(1.00)%	Quarterly	GSCO	6/20/30	49,000		(1,192)	(506)	(686)
People’s Republic of China	(1.00)%	Quarterly	MSCO	6/20/30	251,000		(6,105)	(1,357)	(4,748)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/25	6,895,000	JPY	(106)	85	(191)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/25	20,947,000	JPY	(322)	390	(712)
Rakuten Group Inc.	(1.00)%	Quarterly	CITI	6/20/25	14,667,000	JPY	(225)	120	(345)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	16,041,000	JPY	(247)	79	(326)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	14,053,000	JPY	(216)	166	(382)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	3,000,000	JPY	(46)	20	(66)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	6,444,000	JPY	(99)	31	(130)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	7,549,000	JPY	(116)	71	(187)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	12,200,000	JPY	(187)	78	(265)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	7,271,000	JPY	(112)	83	(195)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	14,482,000	JPY	(223)	91	(314)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	14,542,000	JPY	(223)	198	(421)
Univision Communications Inc.	(5.00)%	Quarterly	GSCO	6/20/30	121,000		(4,635)	(4,272)	(363)

franklintempleton.com	Annual Report	49

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Contracts to Sell Protection[c,d]
Single Name
Government of Egypt	1.00%	Quarterly	BZWS	12/20/29	168,000	$(26,089)	$(27,272)	$1,183	B-
Government of Egypt	1.00%	Quarterly	GSCO	6/20/29	2,059,000	(276,511)	(274,423)	(2,088)	B-
Government of Egypt	1.00%	Quarterly	GSCO	6/20/29	265,000	(35,588)	(39,414)	3,826	B-
Government of Egypt	1.00%	Quarterly	JPHQ	12/20/29	177,000	(27,486)	(28,732)	1,246	B-
Government of Ivory Coast	1.00%	Quarterly	BZWS	6/20/30	462,000	(61,475)	(71,657)	10,182	BB
Total OTC Swap Contracts						$(594,949)	$(424,395)	$(170,554)
Total Credit Default Swap Contracts						$1,434,172	$1,629,087	$(194,915)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
dThe Fund enters contracts to sell protection to create a long credit position.
eA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).
At May 31, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).
Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Received Fixed 45.75% Pay Floating rate TLREF	Quarterly	7/14/25	56,000,000	TRY	$17,506
Receive Fixed 10.23% Pay Floating Banxico Mexico 1 Month Rate	Monthly	12/31/25	38,400,000	MXN	23,559
Received Fixed 43.51% Pay Floating rate TLREF	Quarterly	4/16/26	55,468,653	TRY	(1,509)
Receive Fixed 10.23% Pay Floating Banxico Mexico 1 Month Rate	Monthly	6/17/26	38,400,000	MXN	22,281
Receive Fixed 7.02% Pay Floating rate 3-Month-JIBAR	Quarterly	12/18/26	34,983,147	ZAR	(322)
Receive Fixed 13.29% Pay Floating BRLCDI	Annually	1/04/27	2,980,054	BRL	4,994
Receive Fixed 13.41% Pay Floating BRLCDI	Annually	1/04/27	5,875,629	BRL	13,439
Receive Fixed 16.25% Pay Floating BRLCDI	Annually	1/04/27	9,083,263	BRL	(51,619)
Receive Fixed 7.98% Pay Floating Rate COIR	Quarterly	3/19/27	5,531,819,764	COP	(6,364)
Receive Fixed 8.02% Pay Floating Rate COIR	Quarterly	3/19/27	6,276,246,033	COP	(8,307)
Receive Fixed 3.70% Pay Floating rate SOFR	Annually	6/03/27	6,310,000		—
Receive Fixed 4.15% Pay Floating rate SOFR	Annually	11/22/28	5,700,000		104,189
Receive Fixed 13.44% Pay Floating BRLCDI	Annually	1/02/29	14,380,185	BRL	(3,846)
Receive Fixed 3.93% Pay Floating rate SOFR	Annually	3/15/29	5,469,600		66,337

50	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.47% Pay Floating rate 1-Day EONIA	Annually	12/18/29	13,815,899	CZK	$5,059
Receive Fixed 3.50% Pay Floating rate 1-Day EONIA	Annually	12/18/29	22,360,157	CZK	9,409
Receive Fixed 5.32% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	275,090,629	HUF	(23,063)
Receive Fixed 5.41% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	447,284,564	HUF	(33,194)
Receive Fixed 5.42% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	182,487,019	HUF	(13,241)
Receive Fixed 5.44% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	182,228,417	HUF	(12,822)
Receive Fixed 5.58% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	59,264,095	HUF	(3,257)
Receive Fixed 5.80% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	126,424,928	HUF	(3,923)
Receive Fixed 5.80% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	85,998,786	HUF	(2,668)
Receive Fixed 5.83% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	143,221,562	HUF	(3,971)
Receive Fixed 7.68% Pay Floating Banxico Mexico 1 Month Rate	Monthly	6/12/30	30,200,000	MXN	(2,960)
Receive Fixed 3.26% Pay Floating KLIBOR	Quarterly	6/18/30	6,126,158	MYR	3,171
Receive Fixed 3.26% Pay Floating KLIBOR	Quarterly	6/18/30	5,273,842	MYR	3,046
Receive Fixed 5.83% Pay Floating rate 6-Month-BUBOR	Annually	12/18/34	237,699,992	HUF	34,165
Receive Fixed 5.85% Pay Floating rate 6-Month-BUBOR	Annually	12/18/34	100,982,120	HUF	14,159
Receive Fixed 5.87% Pay Floating rate 6-Month-BUBOR	Annually	12/18/34	101,317,888	HUF	13,901
Total Interest Rate Swap Contracts					$ 164,149

*In U.S. dollars unless otherwise indicated.
At May 31, 2025, the Fund had the following total return swap contracts outstanding. See Note 1(d).
Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Currency Contracts - Long[a]
Cross Asset Trend	Fixed 0.00%	Monthly	BNPP	6/30/25	4,818,389	$(24,264)
Cross Asset Trend	Fixed 0.00%	Monthly	BNPP	6/30/25	631,866	(3,182)
Cross Asset Trend	Fixed 0.00%	Monthly	BNPP	6/30/25	9,440,513	(47,540)
FX G10 Carry	Fixed 0.00%	Monthly	CITI	6/30/25	8,090,794	78,538
FX G10 Carry	Fixed 0.00%	Monthly	CITI	6/30/25	772,520	7,499
FX G10 Value	Fixed 0.03%	Monthly	CITI	6/30/25	29,691,700	(66,220)
FX G10 Value	Fixed 0.03%	Monthly	CITI	6/30/25	3,103,296	(6,921)
						(62,090)

franklintempleton.com	Annual Report	51

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a]
3i Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	88,193	GBP	$38,604
A1 Telekom Austria AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	30,139	EUR	3,855
A2A SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/25	235,408	EUR	43,033
ABRDN PLC	1-Day SONIA + 0.275%	Monthly	MSCO	7/08/25	260,537	GBP	46,798
AcadeMedia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	2,274,455	SEK	2,631
Acciona SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	262,511	EUR	74,910
AddLife AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/25	4,555,132	SEK	115,438
Adesso SE	Euro STR + 0.35%	Monthly	JPHQ	1/07/26	87,810	EUR	(189)
Adidas AG	Euro STR + 0.35%	Monthly	JPHQ	10/08/25	330,026	EUR	66,262
Admiral Group	1-Day SONIA + 0.275%	Monthly	MSCO	4/03/26	41,918	GBP	10,446
Aeci Limited	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/25	2,542,279	ZAR	9,342
Aedas Homes SA	1-Day EONIA + 0.35%	Monthly	MSCS	4/01/26	166,094	EUR	9,295
Aedifica	Euro STR + 0.35%	Monthly	JPHQ	7/14/25	296,032	EUR	41,747
Aegon	Euro STR + 0.35%	Monthly	JPHQ	4/03/26	191,304	EUR	52,228
AIB Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	45,947	GBP	18,823
Aker Solutions ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	5,185,380	NOK	10,513
Albaraka Turk Katilim Bankasi AS	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/25	95,867		(1,705)
Alior Bank SA	1-Day FEDEF + 1.25%	Monthly	MSCO	1/06/26	340,188		47,294
Alleima AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/06/25	3,234,724	SEK	(38,717)
ALSO Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/15/25	375,028	CHF	90,322
Alzchem Group AG	Euro STR + 0.35%	Monthly	JPHQ	11/22/25	130,213	EUR	56,633
Amasten Fastighets AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/27/25	853,089	SEK	(2,882)
Ambea AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	5,614,551	SEK	(35,503)
Ambu A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	9/10/25	839,626	DKK	(21,730)
Amedeo Air Four Plus	1-Day SONIA + 0.275%	Monthly	MSCO	4/09/26	35,601	GBP	22,099
Amperex Technology Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	2/05/26	1,829,913		(72,238)
AMS-Osram AG	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/25	314,979	CHF	174,287
Anadolu Grubu	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/25	160,163		(54,956)
Anora Group PLC	Euro STR + 0.275%	Monthly	SEBA	12/23/25	60,663	EUR	(5,851)
AO World PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/02/25	186,990	GBP	66,838
Aquafil	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	62,301	EUR	11,205
Aramis Group	1-Day EONIA + 0.275%	Monthly	MSCO	4/03/26	31,958	EUR	3,299
Arctic	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/25	53,078		(19,367)
Argan	1-Day EONIA + 0.275%	Monthly	MSCO	9/11/25	127,247	EUR	(11,542)
Argenx SE	Euro STR + 0.35%	Monthly	JPHQ	2/05/26	54,333	EUR	1,498
Arjo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	5,826,710	SEK	(118,523)
Aroundtown SA	Euro STR + 0.35%	Monthly	JPHQ	9/12/25	377,214	EUR	93,639
ARYZTA	1-Day SARON + 0.35%	Monthly	JPHQ	4/26/26	519,142	CHF	109,515
ASBIS Kypros Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	7/12/25	63,009		9,610
Ascencio	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	120,733	EUR	16,419
Ascom Holding AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	65,818	CHF	22,732
ASM International	Euro STR + 0.35%	Monthly	JPHQ	6/06/26	268,233	EUR	102,398
Asseco Poland SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	162,436		249,961
Astral Foods Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/25	3,127,613	ZAR	9,099
Atoss Software AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/25	289,317	EUR	27,098

52	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Atresmedia Corporacion de Medios de Comunicacion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	236,856	EUR	$155,133
Attendo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	1/08/26	3,998,977	SEK	3,488
Audax Renovables SA	1-Day EONIA + 0.35%	Monthly	MSCS	4/24/26	111,951	EUR	21,023
Aumann AG	Euro STR + 0.35%	Monthly	JPHQ	1/22/26	70,772	EUR	6,987
Austevoll Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/12/25	3,427,678	NOK	(14,572)
Autoneum	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/25	208,362	CHF	113,723
Avation PLC	1-Day SONIA + 0.275%	Monthly	MSCO	2/24/26	38,060	GBP	1,120
AVI Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	10/03/25	3,325,406	ZAR	4,713
Avio	Euro STR + 0.35%	Monthly	JPHQ	4/14/26	32,400	EUR	6,972
Axa SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	336,195	EUR	81,176
B2 Impact ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	1,586,716	NOK	49,522
Babcock International	1-Day SONIA + 0.275%	Monthly	MSCO	6/10/26	103,174	GBP	119,071
Bakkavor Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	5/15/26	106,402	GBP	54,087
Balfour Beatty	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/25	235,444	GBP	140,404
Banca de Sabadell SA	1-Day EONIA + 0.35%	Monthly	MSCS	10/10/25	191,205	EUR	95,252
Banca Ifis SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	397,602	EUR	119,062
Banca Popolare di Sondrio	1-Month EURIBOR + 0.40%	Monthly	BZWS	2/16/26	531,568	EUR	7,597
Banco Bilbao Vizcaya Argentaria SA	1-Day EONIA + 0.35%	Monthly	MSCS	9/30/25	268,173	EUR	24,322
Bank of Georgia Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/31/25	241,197	GBP	181,364
Barclays PLC	1-Day SONIA + 0.44%	Monthly	MSCS	7/17/25	146,833	GBP	82,485
Basilea Pharmaceutica AG	Euro STR + 6.75%	Monthly	JPHQ	5/08/26	347,574	CHF	57,882
Bavarian Nordic A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/25	2,002,254	DKK	18,327
BAWAG Group AG	Euro STR + 0.35%	Monthly	JPHQ	4/03/26	246,287	EUR	82,547
Bayer AG	Euro STR + 0.35%	Monthly	JPHQ	9/04/25	90,097	EUR	25,177
BB Biotech AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/11/26	355,177	CHF	50,921
BE Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	431,910	SEK	(3,157)
Beazley PLC	1-Day SONIA + 0.275%	Monthly	MSCO	5/07/26	276,029	GBP	19,954
Bekaert SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	198,171	EUR	50,791
Benefit	1-Day FEDEF + 1.25%	Monthly	MSCS	9/26/25	144,621		11,676
Beneteau	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	106,611	EUR	(16,425)
Betsson AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/17/25	5,404,894	SEK	102,448
BIC	1-Day EONIA + 0.30%	Monthly	MSCS	4/17/26	267,293	EUR	(30,057)
Bilfinger SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/25	384,846	EUR	134,978
Billerud AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/29/25	5,854,939	SEK	(27,749)
Billington Holdings	1-Day SONIA + 0.275%	Monthly	MSCO	11/03/25	19,389	GBP	(1,785)
BioGaia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,849,340	SEK	(26,091)
BKW AG	1-Day SARON + 0.35%	Monthly	JPHQ	12/12/25	91,837	CHF	7,296
Bloomsbury Publishing PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	213,289	GBP	(53,773)
BNP Paribas SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	261,964	EUR	88,889
Bogdanka SA	1-Day FEDEF + 0.30%	Monthly	MSCS	8/19/25	117,005		(20,634)
Bonheur ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/28/25	795,450	NOK	5,950
BPER Banca SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/25	150,609	EUR	56,837
Bravida Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/25	3,392,704	SEK	(10,562)
Bredband2 i Skandinavien AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/19/26	183,175	SEK	221
Breedon Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	120,425	GBP	3,450

franklintempleton.com	Annual Report	53

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Brickability Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	12/08/25	26,149	GBP	$5,717
Bulten AB	1-Week STIBOR + 0.275%	Monthly	SEBA	10/18/25	728,527	SEK	(11,502)
Burkhalter Holdings	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/25	90,956	CHF	28,746
Buzzi Unicem SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/25	64,762	EUR	9,311
BW LPG Ltd	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/26	2,631,106	NOK	(16,390)
Cairn Homes PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	220,003	GBP	148,764
Cancom SE	Euro STR + 0.35%	Monthly	JPHQ	1/07/26	286,289	EUR	64,657
Care Property Invest	Euro STR + 0.35%	Monthly	JPHQ	12/16/25	75,981	EUR	13,038
Cargotec	Euro STR + 0.275%	Monthly	SEBA	8/23/25	258,724	EUR	(10,102)
Carmila	1-Day EONIA + 0.30%	Monthly	MSCS	8/07/25	224,933	EUR	50,034
Carnival PLC	1-Day SONIA + 0.275%	Monthly	MSCO	6/10/26	215,498	GBP	87,209
Ceconomy AG	Euro STR + 0.35%	Monthly	JPHQ	7/05/25	299,894	EUR	(22,167)
Cementir Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	284,380	EUR	47,536
Centrica PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	359,097	GBP	78,879
CEWE Stiftung & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	3/18/26	125,435	EUR	8,641
Chrysalis Investments	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	241,614	GBP	56,055
Claranova	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	28,330	EUR	34,362
Clarkson PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/06/26	163,463	GBP	(4,426)
Clas Ohlson AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	4,280,713	SEK	88,633
Cliq Digital AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	46,325	EUR	(6,813)
CMC Markets	1-Day SONIA + 0.275%	Monthly	MSCO	5/14/26	67,037	GBP	4,690
Coca-Cola HBC AG-DI	1-Day SONIA + 0.35%	Monthly	MSCS	12/04/25	107,974	GBP	56,065
CoinShares International	1-Week STIBOR + 0.275%	Monthly	SEBA	5/19/26	630,190	SEK	2,424
Colruyt Group NV	Euro STR + 0.35%	Monthly	JPHQ	12/23/25	68,742	EUR	(462)
Commerzbank AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/25	164,578	EUR	56,170
Companhia De Saneamento Basico Ord	1-Day FEDEF + 0.60%	Monthly	MSCS	7/10/25	1,158,794		4,068
Computacenter PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/15/25	445,541	GBP	(22,458)
Conduit Holdings Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	10/17/25	253,950	GBP	(88,908)
Construcciones y Auxiliar de Ferrocarriles	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	273,540	EUR	139,133
Continental AG	Euro STR + 0.35%	Monthly	JPHQ	11/03/25	236,354	EUR	84,239
Corbion	Euro STR + 0.35%	Monthly	JPHQ	9/03/25	286,384	EUR	20,604
Corem Property Group	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/25	1,089,058	SEK	5,394
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/15/25	133,260	GBP	71,252
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	568	GBP	876
Crayon Group Holding ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	3,371,783	NOK	78,988
Currys PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	223,582	GBP	190,432
Danieli & C Officine Meccaniche SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	348,624	EUR	148,881
Danske Bank A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	11/13/25	1,738,319	DKK	24,297
Datatec Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/25	2,658,469	ZAR	66,299
DBA Group	Euro STR + 0.35%	Monthly	JPHQ	11/03/25	50,055	EUR	6,986
DCC PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	151,104	GBP	(18,158)
Deceuninck	Euro STR + 0.35%	Monthly	JPHQ	11/07/25	52,206	EUR	3,875
Dedicare AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/27/26	433,895	SEK	(5,164)

54	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Deliveroo PLC	1-Day SONIA + 0.275%	Monthly	MSCO	4/14/26	47,139	GBP	$15,825
DEME Group	Euro STR + 0.35%	Monthly	JPHQ	8/22/25	183,875	EUR	32,219
Deutsche Bank AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	361,295	EUR	142,230
Deutsche Wohnen SE	Euro STR + 0.35%	Monthly	JPHQ	11/27/25	249,322	EUR	39,950
Develia SA	1-Day FEDEF + 1.25%	Monthly	MSCO	12/19/25	37,164		21,409
Digital Value SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	81,031	EUR	71,289
Distribuidora Internacional	1-Day EONIA + 0.275%	Monthly	MSCO	2/18/26	61,100	EUR	28,841
Diys Fastigheter AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/12/25	1,666,357	SEK	(302)
DKSH Switzerland Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/25	287,969	CHF	53,315
Dom Development	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/25	53,287		26,406
Dormakaba	1-Day SARON + 0.35%	Monthly	JPHQ	3/04/26	389,664	CHF	109,880
Dr. Martens PLC	1-Day SONIA + 0.275%	Monthly	MSCO	3/02/26	91,851	GBP	(490)
Drax Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	481,402	GBP	157,421
Duerr AG	Euro STR + 0.35%	Monthly	JPHQ	2/17/26	262,848	EUR	71,487
Easyjet PLC	1-Day SONIA + 0.35%	Monthly	MSCO	7/17/25	278,470	GBP	39,940
Ebro Foods	1-Day EONIA + 0.35%	Monthly	MSCO	12/04/25	291,001	EUR	46,753
Econocom Group SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	46,117	EUR	10,530
EFG International AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/25	384,804	CHF	173,912
Elementis PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/30/25	333,918	GBP	(3,881)
Elior Group	1-Day EONIA + 0.275%	Monthly	MSCO	9/08/25	378,989	EUR	(17,395)
Elmera Group ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	1/27/26	1,353,902	NOK	(10,740)
Elmos Semiconductor SE	Euro STR + 0.35%	Monthly	JPHQ	7/18/25	211,342	EUR	83,358
Elopak ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	5/08/26	1,479,526	NOK	21,265
Endesa SA	1-Day EONIA + 0.35%	Monthly	MSCS	1/13/26	383,981	EUR	177,642
Enea AB	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	220,623		184,145
Enel Group	Euro STR + 0.35%	Monthly	JPHQ	10/28/25	50,180	EUR	10,100
Enel Group	1-Day EONIA + 0.40%	Monthly	MSCS	12/05/25	1,412,525	EUR	42,369
Energy Transfer LP	SOFR + 1.01%	Monthly	GSCO	2/14/26	297,971		3,616
Engie SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/25	82,798	EUR	31,098
Engie SA	1-Day EONIA + 0.40%	Monthly	MSCO	9/25/25	900,854	EUR	37,232
EnQuest PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	252,077	GBP	(76,303)
Entra ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	5/05/26	830,178	NOK	(2,263)
Equinor ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	4,003,754	NOK	(38,795)
Equities Property Fund	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/25	1,816,985	ZAR	16,798
Equity Flows	Fixed 0.00%	Monthly	JPHQ	6/30/25	205,064		(1,139)
Equity Flows	Fixed 0.10%	Monthly	JPHQ	6/30/25	2,488,854		(13,822)
Equity Low Beta	Fixed (0.188)%	Monthly	DBAB	6/30/25	4,309,433		(149,922)
Equity Low Beta	Fixed 0.00%	Monthly	DBAB	6/30/25	439,108		(15,276)
Equity Momentum	Fixed (0.188)%	Monthly	DBAB	6/30/25	9,746,512		35,877
Equity Momentum	Fixed 0.00%	Monthly	DBAB	6/30/25	1,124,297		4,139
Equity Value	Fixed 0.00%	Monthly	DBAB	6/30/25	1,640,640		(42,012)
Equity Value	Fixed (0.188)%	Monthly	DBAB	6/30/25	15,672,465		(401,329)
Ericsson	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	4,666,470	SEK	(8,280)
Eurocash	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/26	104,355		(2,597)
Eurocell PLC	1-Day SONIA + 0.275%	Monthly	MSCO	9/24/25	46,487	GBP	(3,527)
Eurocommercial Properties NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	151,210	EUR	34,459

franklintempleton.com	Annual Report	55

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Eurofins Scientific	1-Day EONIA + 0.275%	Monthly	MSCO	7/17/25	191,663	EUR	$53,294
Everplay Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	4/15/26	61,378	GBP	6,918
EVN AG	Euro STR + 0.35%	Monthly	JPHQ	3/18/26	236,017	EUR	46,262
Evonik Industries AG	Euro STR + 0.35%	Monthly	JPHQ	8/11/25	258,370	EUR	34,831
EVS Broadcast Equipment SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	79,346	EUR	932
Exor NV	Euro STR + 0.35%	Monthly	JPHQ	2/28/26	386,983	EUR	53,998
Fairvest Litmited	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/25	1,800,865	ZAR	11,790
Finnair OYJ	Euro STR + 0.275%	Monthly	SEBA	4/15/26	155,774	EUR	(30,818)
FirstGroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/24/25	335,787	GBP	67,725
Flow Traders	Euro STR + 0.35%	Monthly	JPHQ	4/26/26	66,377	EUR	10,288
ForFarmers	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	175,507	EUR	11,733
Fortress REIT Ltd.	1-Day SABOR + 0.50%	Monthly	MSCS	11/27/25	4,303,178	ZAR	57,200
Forvia	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/25	383,552	EUR	(14,925)
Foxtons Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/25	69,898	GBP	54,578
Fresenius SE & Co. KGaA	Euro STR	Monthly	JPHQ	3/02/26	163,082	EUR	35,992
Fuchs Petrolub SE	Euro STR + 0.35%	Monthly	JPHQ	4/25/26	236,748	EUR	32,093
Fugro NV	Euro STR + 0.35%	Monthly	JPHQ	5/27/26	99,661	EUR	(6,859)
Future PLC	1-Day SONIA + 0.275%	Monthly	MSCO	2/27/26	178,297	GBP	(54,579)
Galliford Try Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	93,236	GBP	88,385
Gamma Communications PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/05/26	198,289	GBP	(22,296)
[b,c]Gazprom PJSC ADR	1-Day FEDEF	Monthly	MSCS	1/31/26	173,903		—
GEA Group	Euro STR + 0.35%	Monthly	JPHQ	6/05/26	71,804	EUR	16,224
Genmab A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/25	2,991,649	DKK	9,131
Gestamp Automocion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	512,766	EUR	(119,533)
Gimv	Euro STR + 0.35%	Monthly	JPHQ	4/14/26	184,428	EUR	54,384
Greencore Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/25	315,555	GBP	336,880
Greenyard	Euro STR + 0.35%	Monthly	JPHQ	10/24/25	3,077	EUR	192
Grifols SA	1-Day EONIA + 0.35%	Monthly	MSCO	3/25/26	355,559	EUR	13,162
Grupa Azoty SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	76,525		13,346
Grupo Catalana Occidente	1-Day EONIA + 0.35%	Monthly	MSCS	11/11/25	62,315	EUR	20,794
Gurit	1-Day SARON + 0.35%	Monthly	JPHQ	11/06/25	50,372	CHF	19,833
H&M Hennes & Mauritz AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/25	1,932,993	SEK	2,866
H. Lundbeck A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/25	4,149,004	DKK	(55,681)
Hafnia Ltd.	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/26	3,267,462	NOK	31,384
Hal Trust	Euro STR + 0.35%	Monthly	JPHQ	4/16/26	143,569	EUR	12,345
Hammerson PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/27/25	193,273	GBP	30,623
Hannover Rueck SE	Euro STR + 0.35%	Monthly	JPHQ	2/27/26	62,382	EUR	9,387
Harmony Gold Mining Co. Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/06/26	1,909,264	ZAR	45,554
Heidelberg Materials	1-Day EONIA + 0.40%	Monthly	MSCS	3/09/26	513,785	EUR	(54,905)
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	JPHQ	7/17/25	136,707	EUR	31,010
Heijmans NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	373,516	EUR	254,246
HelloFresh SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	176,783	EUR	74,568
Hera	Euro STR + 0.35%	Monthly	JPHQ	1/10/26	60,174	EUR	13,352
Hiag Immobilien	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/25	138,713	CHF	17,708
Hikma Pharmaceuticals PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/08/26	234,129	GBP	32,721
Hilton Food Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/18/25	323,393	GBP	38,543

56	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Hoegh Autoliners AS	1-Week NIBOR + 0.275%	Monthly	SEBA	4/26/26	369,456	NOK	$1,721
Hoist Finance AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/25	2,675,512	SEK	70,637
Holcim Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/26	265,958	CHF	39,631
HORNBACH Holding AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	329,588	EUR	20,986
Hugo Boss AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	347,419	EUR	4,060
Huhtamaki OYJ	Euro STR + 0.275%	Monthly	SEBA	1/30/26	503,048	EUR	(39,540)
Humana AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,226,318	SEK	(26,559)
Husqvarna AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/25/25	3,053,052	SEK	(8,485)
HUUUGE Inc.	1-Day FEDEF + 1.25%	Monthly	MSCS	7/01/25	86,912		(19,659)
hVIVO PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/27/26	79,781	GBP	(59,222)
IG Design Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	56,117	GBP	(4,214)
Incap Corp.	Euro STR + 0.28%	Monthly	SEBA	8/22/25	49,953	EUR	(2,746)
Indra Sistemas SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	244,346	EUR	296,836
Indus-Holding AG	Euro STR + 0.35%	Monthly	JPHQ	10/11/25	107,990	EUR	7,362
Inmobiliaria Colonial	1-Day EONIA + 0.35%	Monthly	MSCS	11/27/25	106,240	EUR	6,856
Instone Real Estate Group SE	Euro STR + 0.35%	Monthly	JPHQ	12/12/25	56,930	EUR	15,908
International Consolidated Airlines Group SA	1-Day SONIA + 0.30%	Monthly	MSCS	5/27/26	195,659	GBP	183,201
Intesa Sanpaolo SpA	Euro STR + 0.35%	Monthly	JPHQ	4/22/26	133,992	EUR	39,228
Ionos Group SE	Euro STR + 0.35%	Monthly	JPHQ	11/06/25	275,407	EUR	177,925
ISS A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/25	810,436	DKK	6,357
Iveco	Euro STR + 0.35%	Monthly	JPHQ	11/28/25	375,743	EUR	156,506
Jacquet Metals SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	23,937	EUR	5,612
JBS SA	1-Day FEDEF + 0.60%	Monthly	BZWS	4/20/26	529,276		(6,584)
JBS SA	1-Day FEDEF + 0.60%	Monthly	MSCS	4/28/26	195,559		3,036
JCDecaux SE	1-Day EONIA + 0.30%	Monthly	MSCS	11/07/25	249,718	EUR	(27,978)
Jenoptik AG	Euro STR + 0.35%	Monthly	JPHQ	8/19/25	122,488	EUR	36,590
Jet2 PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/18/25	390,472	GBP	221,150
Johnson Service Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/07/26	157,414	GBP	21,516
JOST Werke SE	Euro STR + 0.35%	Monthly	JPHQ	7/05/25	128,068	EUR	22,095
Just Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	243,172	GBP	238,368
Kardex	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/25	163,905	CHF	51,534
Kaufman ET Broad	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/25	157,381	EUR	17,486
Keller Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	81,960	GBP	17,228
Kemira OYJ	Euro STR + 0.275%	Monthly	SEBA	7/17/25	485,017	EUR	(40,144)
Kenmare Resources PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	87,929	GBP	(5,286)
Kernel Holding SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	15,686		21,741
Koc Holding AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	229,289		(41,563)
Konecranes OYJ	Euro STR + 0.28%	Monthly	SEBA	11/22/25	381,906	EUR	(11,227)
Kongsberg Gruppen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	2,681,783	NOK	37,796
Koninklijke Ahold Delhaize NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	353,561	EUR	53,052
Koninklijke BAM Groep NV	Euro STR + 0.35%	Monthly	JPHQ	8/14/25	262,423	EUR	186,769
Krones AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	207,453	EUR	68,748
Kumba Iron Ore Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/25/26	2,891,947	ZAR	(17,868)
KWS Saat SE & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	8/15/25	140,874	EUR	11,311
La Francaise Des Jeux SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	313,728	EUR	1,225

franklintempleton.com	Annual Report	57

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Lancashire Holdings Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	2/19/26	488,945	GBP	$(12,034)
Land Securities Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	102,224	GBP	11,390
Lassila & Tikanoja PLC	Euro STR + 0.275%	Monthly	SEBA	1/27/26	35,986	EUR	1,097
Life Healthcare Group Holdings Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	7/17/25	4,139,914	ZAR	(11,483)
Logitech International	1-Day SARON + 0.35%	Monthly	JPHQ	2/17/26	277,929	CHF	57,389
Loomis AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/15/25	6,617,668	SEK	(63,944)
Lundin Gold Inc.	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,714,667	SEK	95,796
Maire Tecnimont SpA	Euro STR + 0.35%	Monthly	JPHQ	8/14/25	166,832	EUR	101,700
Marimekko Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/25	46,950	EUR	1,091
Marks & Spencer Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	298,935	GBP	161,752
Marston’s PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	157,232	GBP	31,470
Mavi Giyim Sanayi Ve Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	140,010		(50,514)
Mayr-Melnhof Karton AG	Euro STR + 0.35%	Monthly	JPHQ	2/05/26	101,509	EUR	7,440
MediaForEurope	1-Day EONIA + 0.35%	Monthly	JPHQ	5/31/26	302,229	EUR	37,542
MediaForEurope	1-Day EONIA + 0.35%	Monthly	MSCO	5/31/26	103,324	EUR	42,188
Meko AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/03/25	947,224	SEK	(3,947)
Melia Hotels International	1-Day EONIA + 0.35%	Monthly	MSCO	5/20/26	166,782	EUR	(10,942)
Mensch und Maschine Software SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	17,011	EUR	2,486
Mercialys SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	87,564	EUR	8,296
Metro Bank Holdings PLC	1-Day SONIA + 0.275%	Monthly	MSCO	4/06/26	12,412	GBP	5,235
Mikron Group	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/25	30,061	CHF	5,195
Mitchells & Butlers PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	213,214	GBP	63,179
Mitie Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	199,265	GBP	123,050
MLP SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	12,705	EUR	(131)
Modern Times Group MTG AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/26	7,659,720	SEK	(80,991)
Momentum Metropolitan Holdings Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	6/12/26	3,352,840	ZAR	2,471
Montana	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/25	95,214	CHF	35,998
Montea NV	Euro STR + 0.35%	Monthly	JPHQ	6/05/26	69,616	EUR	14,370
Morgan Sindall Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	232,182	GBP	212,769
Mostostal Zabrze SA	1-Day FEDEF + 1.25%	Monthly	MSCO	11/03/25	16,379		6,086
MPC Container Ships ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	178,762	NOK	(445)
Mr Price Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/14/26	4,622,118	ZAR	40,906
MTN Group Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/15/25	4,953,582	ZAR	112,411
Muenchener Rueckversicherungs Gesellschaft AG	Euro STR + 0.35%	Monthly	JPHQ	5/08/26	213,933	EUR	(6,963)
National Grid PLC	1-Day SONIA + 0.40%	Monthly	MSCS	1/23/26	421,067	GBP	16,016
NatWest Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	239,106	GBP	141,396
NCC AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	2,671,343	SEK	(15,619)
Nelly Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/03/25	308,216	SEK	9,858
Newriver Reit PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	59,904	GBP	13,581
Nexans	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	206,992	EUR	4,460
Nilfisk Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/12/25	633,616	DKK	(3,028)
Nilorngruppen AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/03/25	353,133	SEK	(381)
Ningbo Tuopu Group	1-Day FEDEF + 0.30%	Monthly	MSCS	2/10/26	180,825		(7,549)
Niox Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/26	44,538	GBP	5,605
NKT A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/25	3,053,904	DKK	51,586

58	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
NN Group NV	Euro STR + 0.35%	Monthly	JPHQ	7/15/25	270,070	EUR	$69,000
Nokia Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/25	485,763	EUR	(39,757)
Nolato AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/23/26	821,480	SEK	371
Nordea Bank ABP	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,441,471	SEK	8,985
Nordex SE	Euro STR	Monthly	JPHQ	12/01/25	392,967	EUR	112,062
Nordic Semiconductor ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	2,172,952	NOK	15,374
Norwegian Air Shuttle ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/19/25	4,199,207	NOK	92,273
Novartis AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/22/26	420,877	CHF	40,452
NP3 Fastigheter AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	2,706,186	SEK	33,683
Nyfosa AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/12/25	1,731,158	SEK	4,557
Obrascon Huarte Lain SA	1-Day FEDEF	Monthly	MSCO	12/17/25	68,235	EUR	(2,683)
Odfjell SE	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/26	1,228,540	NOK	9,517
Odfjell Technology Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/18/25	1,109,842	NOK	10,248
Okea ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	1,819,783	NOK	(24,166)
Old Mutual Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	4/30/26	5,373,957	ZAR	38,892
Omnia Holdings Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/17/25	4,076,210	ZAR	28,435
On The Beach Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	171,468	GBP	170,145
Ontex Group NV	Euro STR + 0.35%	Monthly	JPHQ	11/27/25	321,390	EUR	4,862
Orange	1-Day EONIA + 0.275%	Monthly	MSCO	8/18/25	91,356	EUR	27,984
Oriola Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/25	46,132	EUR	(330)
ORSERO	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	97,231	EUR	23,673
OSB Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/25	148,420	GBP	52,668
OVS SpA	Euro STR + 0.35%	Monthly	JPHQ	7/26/25	461,353	EUR	165,491
Pandora A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/15/25	2,302,089	DKK	26,630
Panoro Energy ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	10/30/25	2,131,532	NOK	(17,396)
Pantheon Infrastructure	1-Day SONIA + 0.35%	Monthly	MSCO	4/15/26	75,359	GBP	22,933
Paypoint	1-Day SONIA + 0.35%	Monthly	MSCS	9/23/25	145,489	GBP	51,050
Pepco	1-Day FEDEF	Monthly	MSCO	1/21/26	331,202		43,216
Per Aarsleff Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/25	1,609,166	DKK	49,016
Petershill Partners PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/23/26	200,671	GBP	48,488
Pexip Holding	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/25	1,546,823	NOK	67,019
PGE Polska Grupa Energetyczna SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/15/25	451,386		143,881
Picton Property Income Ltd	1-Day SONIA + 0.275%	Monthly	MSCO	7/22/25	213,328	GBP	20,679
PKO Bank Polski	1-Day FEDEF + 1.25%	Monthly	MSCO	11/06/25	187,944		64,686
Plastic Omnium	1-Day EONIA + 0.30%	Monthly	MSCO	3/14/26	287,529	EUR	37,336
Polar Capital Holdings PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/03/25	192,663	GBP	(37,826)
PORR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	143,266	EUR	33,972
Poste Italiane SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	238,615	EUR	72,438
Primary Health Properties	1-Day SONIA + 0.275%	Monthly	MSCO	5/14/26	138,669	GBP	1,828
Qiagen NV	1-Day FEDEF	Monthly	JPHQ	7/17/25	62,965	EUR	7,062
Quadient	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/25	128,882	EUR	(14,859)
Rai Way SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/25	78,318	EUR	9,976
Rainbow	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/25	157,148		122,139
Rank Group ORD	1-Day SONIA + 0.275%	Monthly	MSCO	11/07/25	43,733	GBP	28,442
Raubex Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/25	4,045,515	ZAR	(38,678)
Raysearch Laboratories AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/04/25	2,381,102	SEK	78,534

franklintempleton.com	Annual Report	59

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Regional REIT Ltd	1-Day SONIA + 0.275%	Monthly	MSCO	12/05/25	202,557	GBP	$(51,300)
Renold ORD	1-Day SONIA + 0.275%	Monthly	MSCO	9/24/25	53,483	GBP	34,094
Reply	Euro STR + 0.35%	Monthly	JPHQ	5/13/26	240,689	EUR	(1,467)
Resolute Mining Ltd.	1-Day FEDEF	Monthly	MSCO	12/18/25	4,449	GBP	2,857
Reunert Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/15/25	2,982,132	ZAR	(10,022)
RHI Magnesita	1-Day SONIA + 0.275%	Monthly	MSCO	6/23/25	108,547	GBP	(22,481)
Roche	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	487,878	CHF	38,516
Rockwool AS	1-Week CIBOR + 0.275%	Monthly	SEBA	7/17/25	425,841	DKK	771
Rubis	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/25	337,738	EUR	48,880
Rusta AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/12/25	2,162,421	SEK	17,835
SAF-HOLLAND SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	85,195	EUR	15,606
The Sage Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	3/20/26	218,194	GBP	2,922
Saipem	Euro STR + 0.35%	Monthly	JPHQ	10/14/25	230,381	EUR	65,836
Sanhua ORD	1-Day FEDEF	Monthly	MSCS	2/10/26	195,694		(6,325)
Sappi Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/25	9,965,846	ZAR	(105,010)
Sasol Ltd.	1-Day SABOR + 0.33%	Monthly	MSCS	7/17/25	16,234,992	ZAR	(245,786)
SATS ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	2/17/26	1,822,839	NOK	20,017
SAVILLS PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	412,522	GBP	(37,398)
Scandi Standard AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,603,638	SEK	20,064
Scanfil PLC	Euro STR + 0.275%	Monthly	SEBA	10/17/25	49,910	EUR	(4,913)
Schindler	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/25	317,475	CHF	51,034
Schouw & Co.	1-Week NIBOR + 0.275%	Monthly	SEBA	5/22/26	738,183	DKK	(8,800)
Schweiter Technologies AG	1-Day SARON + 0.35%	Monthly	JPHQ	9/24/25	140,973	CHF	24,681
Secure Trust Bank PLC	1-Day FEDEF	Monthly	MSCO	12/17/25	39,710	GBP	50,021
Securitas AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	3,869,199	SEK	(6,873)
Serco Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/30/25	228,067	GBP	37,791
Siemens Energy AG	Euro STR + 0.35%	Monthly	MSCS	3/03/26	1,934,329	EUR	271,625
Signify NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	362,854	EUR	95,814
Sinch	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/25	4,877,910	SEK	71,450
Skanska AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/24/26	1,515,212	SEK	(3,891)
SKF AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/25/26	4,429,026	SEK	(16,753)
Sleep Cycle AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/03/25	482,809	SEK	(17,742)
Sofina	Euro STR + 0.35%	Monthly	JPHQ	7/12/25	116,041	EUR	27,509
Sogefi	Euro STR + 0.35%	Monthly	JPHQ	11/14/25	116,322	EUR	37,517
Solstad Offshore	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/25	1,787,956	NOK	11,848
Solvay	Euro STR + 0.35%	Monthly	JPHQ	10/10/25	344,573	EUR	(16,709)
SP Group A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	9/10/25	251,512	DKK	7,025
The Spar Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/25	7,075,339	ZAR	(59,239)
Sparekassen Sjaelland	1-Week CIBOR + 0.275%	Monthly	SEBA	3/14/26	528,872	DKK	10,349
Speedy Hire PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	116,412	GBP	(45,908)
Spirent Communications	1-Day SONIA + 0.275%	Monthly	MSCO	4/24/26	78,562	GBP	2,607
SSAB AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	3,207,594	SEK	(59,248)
Standard Chartered PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	278,682	GBP	206,535
Stillfront Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	776,113	SEK	41,565
Storytel AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/26	2,559,321	SEK	30,577
STRABAG SE	Euro STR + 0.35%	Monthly	JPHQ	7/12/25	100,800	EUR	33,241

60	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Subsea 7	1-Week NIBOR + 0.275%	Monthly	SEBA	7/09/25	995,831	NOK	$3,019
Sulzer Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/25	338,191	CHF	107,648
Sun International Hotels Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	5/20/26	3,335,372	ZAR	6,658
SUSS MicroTec SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	342,462	EUR	114,673
Sveafastigheter AB	1-Week STIBOR + 0.275%	Monthly	SEBA	6/02/26	69,872	SEK	(42)
Swedish Orphan Biovitrum AB	1-Week STIBOR + 0.65%	Monthly	SEBA	7/15/25	3,064,966	SEK	3,323
Swiss Re AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/25	411,897	CHF	54,638
Synektik	1-Day FEDEF + 1.25%	Monthly	MSCS	9/05/25	169,763		157,169
Talanx AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	260,926	EUR	92,075
Tauron Polska Energia SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	179,632		178,367
TBC Bank Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	154,364	GBP	118,578
Team Internet Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	228,065	GBP	(131,326)
TeamViewer AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/25	299,768	EUR	(21,204)
Technogym SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/25	406,540	EUR	78,330
Tecnicas Reunidas SA	1-Day EONIA + 0.35%	Monthly	MSCO	2/28/26	60,381	EUR	41,583
Teleperformance	1-Day EONIA + 0.275%	Monthly	MSCO	3/24/26	424,479	EUR	(25,237)
Telia Company AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/11/25	1,329,126	SEK	5,097
Telkom SA SOC Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/25	5,857,135	ZAR	143,326
Ten Square Games	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/26	96,208		32,443
Terveystalo PLC	Euro STR + 0.28%	Monthly	SEBA	7/17/25	188,344	EUR	2,479
Tesco PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/03/26	246,497	GBP	41,468
TF1 Group	1-Day EONIA + 0.30%	Monthly	MSCS	7/12/25	326,871	EUR	48,493
Tharisa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	45,506	GBP	(15,159)
Thungela Resources Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/23/25	8,461,761	ZAR	(182,462)
ThyssenKrupp AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/25	272,161	EUR	18,264
TIM SpA	Euro STR + 0.35%	Monthly	JPHQ	11/27/25	166,935	EUR	63,215
Titan Cement	Euro STR + 0.35%	Monthly	JPHQ	9/05/25	130,386	EUR	10,194
Torunlar GYO	1-Day FEDEF + 1.25%	Monthly	MSCS	7/12/25	110,463		53,339
Travis Perkins PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	34,050	GBP	5,629
Triple Point Social Housing	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/26	88,548	GBP	25,203
TUI AG	Euro STR + 0.35%	Monthly	JPHQ	4/30/26	202,051	EUR	58,293
u-blox AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/25	248,921	CHF	118,967
UBS Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/25	89,332	CHF	17,384
Umicore	Euro STR + 0.35%	Monthly	JPHQ	11/21/25	204,458	EUR	58,537
UniCredit SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/25	293,944	EUR	108,451
Unipol Gruppo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/15/25	208,823	EUR	91,796
Valeo	1-Day EONIA + 0.30%	Monthly	MSCS	10/09/25	477,243	EUR	(40,551)
Valiant	Euro STR + 0.35%	Monthly	JPHQ	7/12/25	253,120	CHF	21,164
Van Elle Holdings PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/04/25	18,609	GBP	(385)
Vaudoise Assurances	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/25	148,022	CHF	27,503
Veidekke	1-Week NIBOR + 0.28%	Monthly	SEBA	8/26/25	2,726,551	NOK	8,489
Venture Life Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/03/25	24,879	GBP	8,718
Veolia Environnement SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/26/25	210,633	EUR	19,611
Veolia Environnement SA	1-Day EONIA + 0.40%	Monthly	MSCS	6/03/26	1,663,363	EUR	2,428
Vertu Motors PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	89,718	GBP	(5,781)
Vestas Wind Systems AS	1-Week CIBOR + 0.275%	Monthly	SEBA	5/13/26	3,387,294	DKK	(32,009)

franklintempleton.com	Annual Report	61

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Vicat SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/25	240,698	EUR	$186,611
Vienna Insurance Group AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/25	275,405	EUR	54,537
Vitrolife AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/10/26	2,002,728	SEK	(18,695)
Vodafone Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/20/26	205,734	GBP	26,999
Voestalpine AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/25	220,619	EUR	44,430
Volkswagen NV	1-Day EONIA + 0.40%	Monthly	MSCS	5/18/26	223,520	EUR	(20,170)
Vontobel	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	239,382	CHF	41,946
Vukile Property Fund Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/26/25	791,864	ZAR	4,957
VZ Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/31/25	102,211	CHF	24,707
Wallenius Wilhelmsen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	5,620,595	NOK	(61,821)
Wartsila Corp.	Euro STR + 0.275%	Monthly	SEBA	10/17/25	225,315	EUR	(331)
Watkin Jones PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	203,193	GBP	(190,438)
WBHO Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	12/04/25	1,528,539	ZAR	4,045
Webuild SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	456,421	EUR	180,558
Wereldhave NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	163,905	EUR	28,195
Wereldhave Belgium NV	Euro STR + 0.35%	Monthly	JPHQ	11/06/25	15,257	EUR	1,152
Wickes Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	176,588	GBP	136,534
Workspace Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/28/25	316,824	GBP	(70,730)
Xior Student Housing NV	Euro STR + 0.35%	Monthly	JPHQ	7/28/25	196,150	EUR	25,852
XPS Pensions Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	12/08/25	160,698	GBP	17,437
YU Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/17/26	120,507	GBP	16,866
Zalando SE	Euro STR + 0.35%	Monthly	JPHQ	3/03/26	338,987	EUR	25,892
Zehnder	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	213,900	CHF	111,563
Zumtobel Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	34,761	EUR	5,007
							13,930,278
Equity Contracts - Short[d]
1&1 AG	Euro STR - 0.30%	Monthly	JPHQ	12/17/25	159,054	EUR	(54,733)
AAK AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	1,659,243	SEK	(1,935)
Aalberts NV	Euro STR - 0.30%	Monthly	JPHQ	2/10/26	56,685	EUR	(9,968)
AB Dynamics PLC	1-Day SONIA - 1.25%	Monthly	MSCS	7/18/25	40,961	GBP	3,743
ABC Arbitrage	1-Day EONIA - 0.275%	Monthly	MSCO	6/13/26	26,563	EUR	(13,724)
abrdn European Logistics Income PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	175,593	GBP	29,107
Acerinox SA	1-Day EONIA - 0.275%	Monthly	MSCO	3/24/26	185,340	EUR	11,629
Ackermans & van Haaren	Euro STR - 0.30%	Monthly	JPHQ	3/18/26	410,647	EUR	(125,393)
Addnode Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	3,013,279	SEK	9,411
Advanced Medical Solution	1-Day SONIA - 0.275%	Monthly	MSCO	7/17/25	102,013	GBP	4,033
African Rainbow Minerals Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	7/22/25	6,355,795	ZAR	12,914
Afrimat Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	5/20/26	2,159,153	ZAR	25,212
Agilyx	1-Week NIBOR - 4.25%	Monthly	SEBA	8/07/25	451,539	NOK	(390)
Air France-KLM	1-Day EONIA - 1.875%	Monthly	MSCO	3/20/26	89,953	EUR	(9,581)
Air Liquide	1-Day EONIA - 0.275%	Monthly	MSCO	6/20/25	103,494	EUR	(18,971)
Air Liquide	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	105,935	EUR	(14,583)
Airbus SE	1-Day EONIA - 0.30%	Monthly	MSCO	12/11/25	92,996	EUR	(13,587)
Aixtron SE	Euro STR - 0.30%	Monthly	JPHQ	3/20/26	138,328	EUR	(44,057)
Aker BP ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/25	3,282,512	NOK	10,527
Aker Carbon Capture ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/14/25	1,096,577	NOK	18,077

62	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
ALCON N	1-Day SARON - 0.35%	Monthly	JPHQ	8/12/25	114,945	CHF	$14,667
Allegro	1-Day FEDEF - 2.13%	Monthly	MSCS	7/12/25	330,012		(93,706)
Allfunds Group PLC	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	163,611	EUR	(38,599)
Allreal Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	404,487	CHF	(37,704)
Alm. Brand A/S	1-Week CIBOR - 0.75%	Monthly	SEBA	7/26/25	2,774,148	DKK	4,882
[e]Almirall SA	1-Day EONIA - 0.275%	Monthly	MSCO	10/11/25	—	EUR	(8,847)
Almirall SA	1-Day EONIA - 0.35%	Monthly	MSCS	10/11/25	320,188	EUR	(107,133)
Alten	1-Day EONIA - 0.30%	Monthly	MSCO	12/11/25	82,682	EUR	17,912
AMG Advanced Metallurgical Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	239,523	EUR	(139,518)
Amper SA	1-Day EONIA - 4.50%	Monthly	MSCO	9/10/25	42,409	EUR	(15,606)
Amplifon	Euro STR - 0.30%	Monthly	JPHQ	11/27/25	127,267	EUR	(6,342)
Anglo Pacific Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	82,162	GBP	16,829
Antofagasta PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/17/26	69,760	GBP	(5,638)
Arbonia AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/25	191,796	CHF	90,186
Arcadis	Euro STR - 0.30%	Monthly	JPHQ	4/04/26	76,100	EUR	(173)
Arcelik	1-Day FEDEF - 5.00%	Monthly	MSCS	7/17/25	133,760		38,472
Aselsan AS	1-Day FEDEF - 7.50%	Monthly	MSCS	7/17/25	18,998		(80,423)
Ashtead Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	12/16/25	343,665	GBP	77,678
Aspen Pharmacare Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/25	5,229,779	ZAR	109,617
ASR Nederland	Euro STR - 0.30%	Monthly	JPHQ	6/13/26	379,626	EUR	(81,200)
Assa Abloy AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/25	2,328,205	SEK	1,761
Assystem	1-Day EONIA - 2.75%	Monthly	MSCO	9/25/25	112,690	EUR	16,907
Aston Martin Lagonda Global Holdings PLC	1-Day SONIA - 8.75%	Monthly	MSCS	7/17/25	158,668	GBP	95,160
Atlas Copco	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/25	2,249,756	SEK	6,305
Atrium Ljungberg AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/25/26	462,483	SEK	(1,039)
Auction Technology Group	1-Day SONIA - 0.30%	Monthly	MSCS	11/01/25	220,383	GBP	42,517
AUTO1 Group SE	Euro STR - 0.75%	Monthly	JPHQ	7/14/25	265,806	EUR	(131,858)
Autopartner	1-Day FEDEF - 3.25%	Monthly	MSCO	9/18/25	127,996		(1,358)
AutoStore Holdings Ltd.	1-Week NIBOR - 0.75%	Monthly	SEBA	4/04/26	1,841,809	NOK	90,191
Aviva PLC	1-Day SONIA - 0.30%	Monthly	BZWS	3/13/26	468,547	GBP	(418)
Axfood AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/26	2,653,020	SEK	(70,211)
Azelis Holding SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	288,205	EUR	5,738
B&M European Value Retail SA	1-Day SONIA - 0.30%	Monthly	MSCS	10/31/25	82,352	GBP	(17,603)
Bachem AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	22,671	CHF	(1,637)
Baloise Holdings SA	1-Day SARON - 0.35%	Monthly	JPHQ	12/09/25	428,241	CHF	(82,841)
Bank Handlowy	1-Day FEDEF - 0.50%	Monthly	MSCO	4/03/26	35,900		(1,040)
Bankinter SA	1-Day EONIA - 0.35%	Monthly	MSCO	3/06/26	225,964	EUR	(189,187)
Banque Cantonale Vaudoise	Euro STR - 0.35%	Monthly	JPHQ	7/12/25	481,954	CHF	(38,375)
Barratt Redrow PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	278,451	GBP	(32,353)
Barry Callebaut	1-Day SARON - 0.35%	Monthly	JPHQ	11/13/25	214,446	CHF	49,392
Basic-Fit	Euro STR - 1.75%	Monthly	JPHQ	7/14/25	216,789	EUR	(80,358)
Basler AG	Euro STR - 1.20%	Monthly	JPHQ	7/17/25	28,078	EUR	(7,765)
BE Semiconductor Industries	Euro STR - 0.30%	Monthly	JPHQ	2/28/26	155,235	EUR	(45,348)
Bechtle AG	Euro STR - 8.25%	Monthly	JPHQ	3/04/26	97,709	EUR	(23,827)

franklintempleton.com	Annual Report	63

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Befesa SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	299,237	EUR	$(72,402)
Beiersdorf AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	112,479	EUR	(8,774)
Beijer Ref AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	3,896,097	SEK	29,042
Belimo Holding AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	173,784	CHF	(143,893)
Bergman & Beving Aktiebol	1-Week STIBOR - 0.275%	Monthly	SEBA	5/19/26	332,358	SEK	(899)
Better Collective A/S	1-Week STIBOR - 0.275%	Monthly	SEBA	10/09/25	1,175,865	SEK	(10,135)
BFF Bank SpA	Euro STR - 0.30%	Monthly	JPHQ	10/16/26	182,981	EUR	(66,631)
BHP Group Ltd	1-Day SONIA - 1.52%	Monthly	MSCO	12/02/25	63,685	GBP	11,324
Bid Corporation Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	12/01/25	5,445,350	ZAR	(26,030)
Biesse	Euro STR - 0.80%	Monthly	JPHQ	9/04/25	91,874	EUR	(20,276)
Big Yellow Group	1-Day SONIA - 0.30%	Monthly	MSCS	10/16/25	100,492	GBP	(7,247)
Bioarctic AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	1,143,450	SEK	15,951
BlueNord ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	8/28/25	1,289,204	NOK	11,817
BMW Group	Euro STR - 0.30%	Monthly	JPHQ	5/15/26	254,264	EUR	(37,681)
Bollore SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	404,226	EUR	(18,959)
Borregaard ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	5/07/26	435,343	NOK	(630)
Borussia Dortmund	Euro STR - 0.95%	Monthly	JPHQ	7/17/25	90,368	EUR	(31,383)
Bossard AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	71,202	CHF	(52)
BPER Banca SpA	Euro STR - 0.30%	Monthly	BZWS	2/13/26	507,405	EUR	(6,324)
Brembo	Euro STR - 0.30%	Monthly	JPHQ	3/25/26	110,054	EUR	(4,869)
Brenntag SE	Euro STR - 0.30%	Monthly	JPHQ	10/07/25	202,811	EUR	(21,328)
Bridgepoint Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	124,415	GBP	1,878
Brunello Cucinelli	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	133,962	EUR	(29,771)
Budimex	1-Day FEDEF - 0.50%	Monthly	MSCO	5/07/26	288,145		(14,119)
Bufab AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/25/26	621,646	SEK	(1,435)
Burford Capital Ltd.	1-Day SONIA - 0.63%	Monthly	MSCS	7/17/25	81,977	GBP	9,893
BW Energy Ltd.	1-Week NIBOR - 0.45%	Monthly	SEBA	7/17/25	595,000	NOK	(2,426)
Bystronic AG	Euro STR - 0.35%	Monthly	JPHQ	8/05/25	53,768	CHF	(21,872)
CA Immobilien Anlagen AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	358,967	EUR	(53,485)
Cadeler AS	1-Week NIBOR - 6.50%	Monthly	SEBA	7/17/25	3,011,636	NOK	19,568
Campari	Euro STR - 0.30%	Monthly	JPHQ	7/31/25	203,730	EUR	(22,665)
Camurus AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/25	3,301,526	SEK	58,767
Capgemini	1-Day EONIA - 0.30%	Monthly	MSCS	9/23/25	161,353	EUR	24,256
Capita PLC	1-Day SONIA - 1.125%	Monthly	MSCO	5/06/26	133,391	GBP	34,198
Capitec Bank Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/14/25	4,380,616	ZAR	(206,598)
Carel Industries	Euro STR - 0.30%	Monthly	JPHQ	9/23/25	265,860	EUR	(114,429)
Carl Zeiss Meditec AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/25	172,162	EUR	(11,744)
Cashbuild Ltd.	1-Day SABOR - 0.88%	Monthly	MSCS	7/17/25	123,642	ZAR	1,768
Catena AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/08/26	3,590,804	SEK	(43,678)
CD Projekt SA	1-Day FEDEF - 1.25%	Monthly	MSCS	7/17/25	221,854		(224,539)
Cellnex Telecom SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/14/25	505,172	EUR	(9,186)
Ceres Power Holdings PLC	1-Day SONIA - 1.38%	Monthly	MSCS	7/17/25	27,553	GBP	(1,548)
Cerillion PLC	1-Day SONIA - 3.63%	Monthly	MSCO	6/11/26	59,230	GBP	(12,432)
Chemring Group	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	62,727	GBP	(17,636)
Cibus Nordic Real Estate AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/26	932,414	SEK	(18,874)

64	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
CIE Automotive S.A.	1-Day EONIA - 0.35%	Monthly	MSCS	9/12/25	180,762	EUR	$2,242
CIE Financiere Richmont	1-Day FEDEF	Monthly	JPHQ	2/11/26	101,359	CHF	(22,103)
Close Brothers Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/25	116,865	GBP	6,189
Cloudberry Clean Energy ASA	1-Week NIBOR - 1.00%	Monthly	SEBA	7/17/25	503,361	NOK	(5,852)
CNH Industrial	Euro STR - 0.30%	Monthly	JPHQ	3/24/26	304,170	EUR	(50,789)
Cognor Holding SA	1-Day FEDEF - 0.75%	Monthly	MSCS	7/17/25	64,256		(16,802)
Coloplast A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/25	2,690,569	DKK	50,358
Comet	1-Day SARON - 0.35%	Monthly	JPHQ	9/30/25	226,405	CHF	(46,207)
Corporacion Acciona Energias Renovables SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/25	275,259	EUR	3,106
Credit Agricole SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	108,181	EUR	(14,191)
Crest Nicholson Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/21/25	202,753	GBP	8,292
Croda International PLC	1-Day SONIA - 0.44%	Monthly	MSCS	11/27/25	380,264	GBP	144,109
CTP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	62,563	EUR	(10,585)
Curro Holdings	1-Day SABOR - 1.50%	Monthly	MSCS	1/08/26	1,434,480	ZAR	(4,434)
CVC Capital Partners	Euro STR - 0.30%	Monthly	JPHQ	12/08/25	147,035	EUR	(25,299)
CVS Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/25	162,580	GBP	(46,105)
Cy4gate SpA	Euro STR - 0.85%	Monthly	JPHQ	2/10/26	15,368	EUR	(9,453)
Cyfrowy Polsat SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/25	180,002		(109,197)
Daetwyler	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	69,349	CHF	240
Daimler Truck Holdings AG	Euro STR - 0.30%	Monthly	JPHQ	3/28/26	280,082	EUR	(70,255)
Dassault Systemes SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/01/25	117,924	EUR	2,511
Delivery Hero SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	122,325	EUR	(12,423)
De’Longhi SpA	Euro STR - 0.30%	Monthly	JPHQ	5/08/26	138,689	EUR	861
Demant	1-Week CIBOR - 0.275%	Monthly	SEBA	5/25/26	798,400	DKK	2,082
Derwent London PLC	1-Day SONIA - 0.275%	Monthly	MSCO	7/07/25	158,110	GBP	14,329
Deutsche Boerse	Euro STR - 0.30%	Monthly	JPHQ	11/27/25	294,887	EUR	(48,299)
Diageo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/25	395,647	GBP	152,095
Dino Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/25	409,997		(268,394)
Dis-Chem Pharmacies	1-Day SABOR - 0.50%	Monthly	MSCS	12/26/25	4,887,857	ZAR	(82,538)
DiscoverIE Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/28/26	88,282	GBP	(3,152)
Discovery Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/25	8,144,557	ZAR	(275,069)
DLG Exhibitions & Events	1-Day SONIA - 0.25%	Monthly	MSCS	2/26/26	92,543	GBP	(8,485)
DOF ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	5/07/26	1,402,208	NOK	(11,361)
Domino’s Pizza Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	9/05/25	334,325	GBP	56,596
Dottikon ES Holding AG	1-Day SARON - 1.40%	Monthly	JPHQ	7/17/25	185,810	CHF	(141,462)
DRDGOLD Ltd.	1-Day SABOR - 1.00%	Monthly	MSCS	7/17/25	2,937,493	ZAR	(99,509)
DSM Firmenich AG	Euro STR - 0.30%	Monthly	JPHQ	4/16/26	192,421	EUR	(35,991)
DSV A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/14/25	3,823,490	DKK	(45,523)
DT Capital Ltd.	1-Month HIBOR - 0.30%	Monthly	JPHQ	1/30/26	137,047	EUR	(22,611)
Dustin Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/11/25	339,515	SEK	16,361
[b]Dustin Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/11/25	254,318	SEK	(13,053)
E.ON SE	Euro STR - 0.30%	Monthly	JPHQ	4/23/26	30,407	EUR	85
Ecopro BM	1-Day FEDEF - 10.875%	Monthly	MSCS	5/13/26	91,132		5,358
Ecopro BM	1-Day FEDEF - 7.75%	Monthly	MSCS	5/13/26	71,649		3,525
Edreams Odigeo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	140,313	EUR	(32,679)

franklintempleton.com	Annual Report	65

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Elekta AB	1-Week STIBOR - 0.275%	Monthly	SEBA	2/11/26	828,079	SEK	$206
Elia Group	Euro STR - 0.30%	Monthly	JPHQ	5/16/26	297,500	EUR	(75,217)
Elisa Oyj	Euro STR - 0.28%	Monthly	SEBA	11/15/25	316,572	EUR	(1,980)
Emmi	1-Day SARON - 0.35%	Monthly	JPHQ	9/04/25	69,288	CHF	(8,252)
Ems-Chemie AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	367,413	CHF	(58,607)
ENAV SpA	Euro STR - 0.30%	Monthly	JPHQ	9/23/25	99,296	EUR	(20,513)
Ence Energia Y Celulosa SA	1-Day EONIA - 0.35%	Monthly	MSCO	2/10/26	177,021	EUR	3,662
Enento Group OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/25	106,847	EUR	(4,812)
Energean PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	99,477	GBP	7,862
EnergieKontor AG	Euro STR - 0.30%	Monthly	JPHQ	3/07/26	88,279	EUR	(135)
Engcon AB	1-Week STIBOR - 3.50%	Monthly	SEBA	10/04/25	1,420,965	SEK	9,362
Eni SpA	Euro STR - 0.30%	Monthly	JPHQ	1/13/26	232,220	EUR	(20,627)
Entain PLC	1-Day SONIA - 0.30%	Monthly	MSCO	2/17/26	157,980	GBP	(7,416)
Envipco Holdings	1-Week NIBOR - 0.275%	Monthly	SEBA	5/21/26	339,221	NOK	831
Eos Energy Enterprises	1-Day FEDEF	Monthly	NOMU	5/30/26	74,050		4,882
Epiroc AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/25	4,645,409	SEK	(5,824)
Eramet SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/25	465,047	EUR	79,031
ERG SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	128,803	EUR	(10,607)
Erste Group Bank AG	Euro STR - 0.30%	Monthly	JPHQ	10/14/25	122,029	EUR	(10,489)
Essentra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/25	245,786	GBP	130,529
EuroGroup Laminations SpA	Euro STR - 0.30%	Monthly	JPHQ	8/12/25	97,244	EUR	(26,224)
Europris ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	3/12/26	3,314,802	NOK	17,847
EuroTeleSites AG	Euro STR - 6.00%	Monthly	JPHQ	8/26/25	2,925	EUR	(209)
Evotec SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	95,562	EUR	(35,513)
Exail Technologies	1-Day EONIA - 6.875%	Monthly	MSCS	9/23/25	22,299	EUR	(70,574)
Experian PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/25	223,776	GBP	(27,124)
Fastighets AB Balder	1-Week STIBOR - 0.275%	Monthly	SEBA	5/25/26	1,516,888	SEK	(2,364)
FD Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/25	166,248	GBP	(187,661)
Ferguson Enterprises Inc.	1-Day SONIA - 0.275%	Monthly	MSCO	2/10/26	261,718	GBP	16,603
Ferretti	Euro STR - 1.00%	Monthly	JPHQ	10/20/25	132,422	EUR	(37,906)
Ferrovial SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	295,316	EUR	(176,229)
Fevertree Drinks PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/25/25	302,987	GBP	11,255
Fielmann AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	40,297	EUR	(16,707)
FinecoBank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	302,560	EUR	(91,079)
Fintel PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/20/25	49,827	GBP	5,908
Fiskars Group OYJ	Euro STR - 0.45%	Monthly	SEBA	8/23/25	61,861	EUR	6,546
FLSmidth & Co. A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	9/10/25	1,365,082	DKK	(13,411)
Flughafen Zurich AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	215,610	CHF	(42,220)
Fluidra SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/30/25	198,913	EUR	300
Flutter Entertainment PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/25	84,284	GBP	(22,917)
Fnac Darty SA	1-Day EONIA - 0.30%	Monthly	MSCS	1/29/26	85,802	EUR	(9,615)
Formycon AG	Euro STR - 23.00%	Monthly	JPHQ	3/31/26	11,814	EUR	(1,079)
Forterra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/08/25	127,439	GBP	(46,677)
Francaise Energie	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	45,713	EUR	16,566
Fraport AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	447,903	EUR	(75,667)

66	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Frasers Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	179,546	GBP	$(40,839)
Funding Circle Holdings PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/11/25	187,592	GBP	(4,594)
Galapagos NV	Euro STR - 0.30%	Monthly	JPHQ	1/09/26	105,920	EUR	(26,499)
Galderma Group	1-Day SARON - 0.35%	Monthly	JPHQ	9/11/25	73,626	CHF	(34,211)
Galenica	1-Day SARON - 0.35%	Monthly	JPHQ	11/26/25	157,927	CHF	(20,861)
Geberit AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	336,777	CHF	(83,155)
Gecina SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	238,072	EUR	(32,830)
Genuit Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	187,364	GBP	(60,058)
Georg Fischer Ltd.	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/25	217,357	CHF	(57,867)
Gerresheimer AG	Euro STR - 0.30%	Monthly	JPHQ	5/15/26	62,389	EUR	(3,285)
Getlink SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	384,148	EUR	(36,923)
GFT Technologies SE	Euro STR - 0.30%	Monthly	JPHQ	4/24/26	40,279	EUR	(1,428)
Givaudan SA	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	55,868	CHF	(2,341)
Gjensidige Forsikring ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/25	3,191,493	NOK	(37,730)
Global Dominion	1-Day EONIA - 0.275%	Monthly	MSCO	7/30/25	145,009	EUR	(15,420)
Grainger PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	195,767	GBP	1,601
Grand City Properties	Euro STR - 0.30%	Monthly	JPHQ	1/30/26	38,294	EUR	335
Granges AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	757,058	SEK	853
Great Portland Estates PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	427,483	GBP	(109,477)
Greatland Gold PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	199,118	GBP	(245,041)
Grenergy Renovables SA	1-Day EONIA - 2.38%	Monthly	MSCS	12/02/25	156,650	EUR	(257,205)
GRENKE AG	Euro STR - 2.55%	Monthly	JPHQ	7/29/25	40,183	EUR	16
Grieg Seafood	1-Week NIBOR - 0.45%	Monthly	SEBA	4/16/26	1,770,384	NOK	(29,950)
Groupe ADP	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/25	214,879	EUR	(24,708)
Groupe Bruxelles Lambert NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/25	380,293	EUR	(61,794)
Gruppo MutuiOnline SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	179,570	EUR	(69,547)
Gulf Keystone Petroleum	1-Day SONIA - 0.275%	Monthly	MSCO	10/16/25	4,020	GBP	1,068
Haleon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/13/26	372,042	GBP	(123,274)
Hamborner REIT AG	Euro STR - 0.30%	Monthly	JPHQ	9/27/25	126,817	EUR	(23,995)
Hansa Biopharma AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/25	697,427	SEK	1,185
Hapag-Lloyd AG	Euro STR - 0.50%	Monthly	JPHQ	10/07/25	86,448	EUR	(22,021)
Harvia PLC	Euro STR - 9.50%	Monthly	SEBA	7/17/25	153,980	EUR	(8,598)
HBX Group International	1-Day EONIA - 0.275%	Monthly	MSCO	5/25/26	75,007	EUR	598
Hektas	1-Day FEDEF - 15.00%	Monthly	MSCS	7/17/25	12,677		(14,717)
HELLA GmbH & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	110,448	EUR	(5,067)
Henkel AG & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	109,322	EUR	(4,807)
Henry Boot PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	16,547	GBP	1,746
Hensoldt AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/26	332,083	EUR	(238,008)
Hermes International	1-Day SONIA - 0.40%	Monthly	MSCS	9/07/25	47,838	EUR	(3,537)
Hexagon Composites ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/26	211,338	NOK	1,098
Hexpol AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/06/25	3,370,316	SEK	28,932
Himalaya Shipping Ltd	1-Week NIBOR - 3.25%	Monthly	SEBA	8/28/25	744,975	NOK	2,224
Hiscox Ltd. ORD	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	119,015	GBP	(16,361)
HMS Networks AB	1-Week STIBOR - 0.275%	Monthly	SEBA	9/13/25	3,415,802	SEK	22,610
Hollywood Bowl Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/10/26	179,265	GBP	1,219

franklintempleton.com	Annual Report	67

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Holmen AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/20/25	3,939,237	SEK	$448
Howden Joinery Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/18/25	233,230	GBP	9,485
Hutchmed	1-Day SONIA - 1.125%	Monthly	MSCO	9/03/25	48,864	GBP	13,410
Hypoport SE	1-Day SABOR - 0.75%	Monthly	JPHQ	9/27/25	210,067	EUR	(37,918)
Iberdrola ORD	1-Day EONIA - 0.50%	Monthly	MSCO	12/02/25	357,653	EUR	(13,290)
Ibstock PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/07/25	230,132	GBP	(105,141)
Idox PLC	1-Day SONIA - 6.125%	Monthly	MSCO	3/24/26	33,311	GBP	4,434
Illimity Bank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	81,033	EUR	(4,089)
IMCD Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	117,268	EUR	(5,561)
Industria De Diseno Textil	1-Day EONIA - 0.275%	Monthly	MSCO	1/16/26	180,469	EUR	4,634
Indutrade AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/03/26	782,036	SEK	6,373
INFICON	1-Day SARON - 0.35%	Monthly	JPHQ	5/25/26	64,946	CHF	1,642
Infrastrutture Wireless Italiane SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	314,846	EUR	(52,768)
[e]Inmocemento SA	1-Day EONIA - 0.275%	Monthly	MSCO	1/13/26	—	EUR	(3,633)
Instalco AB	1-Week STIBOR - 0.45%	Monthly	SEBA	6/27/25	1,000,975	SEK	23,476
IntegraFin Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	200,049	GBP	(14,828)
Inter Cars	1-Day FEDEF - 2.125%	Monthly	MSCO	3/19/26	45,687		(3,261)
Intermediate Capital Group	1-Day SONIA - 0.275%	Monthly	MSCO	2/09/26	97,300	GBP	12,035
International Paper	1-Day SONIA - 0.744%	Monthly	MSCO	2/12/26	105,151	GBP	3,341
International Petroleum Corp.	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/25	4,381,708	SEK	45,754
Interparfums SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	142,291	EUR	21,651
Interpump Group	Euro STR - 0.30%	Monthly	JPHQ	5/20/26	189,068	EUR	(52,002)
Interroll Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/28/25	288,595	CHF	(66,924)
Investor AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/14/25	3,468,804	SEK	12,617
INVISIO AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	1,451,253	SEK	18,985
IREN SPA	Euro STR - 0.30%	Monthly	JPHQ	11/11/25	182,204	EUR	(52,516)
Italmobiliare	Euro STR - 0.30%	Monthly	JPHQ	9/27/25	114,453	EUR	(33,222)
ITV PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	151,403	GBP	(11,285)
J D Wetherspoon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/25	42,615	GBP	(31)
James Halstead PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	23,229	GBP	3,584
JTC PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	231,387	GBP	(20,516)
Judges Scientific PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/25	237,744	GBP	56,454
Juventus FC	Euro STR - 17.30%	Monthly	JPHQ	9/02/25	116,278	EUR	(22,108)
Jyske Bank A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	11/14/25	677,398	DKK	(5,111)
K+S AG	Euro STR - 0.95%	Monthly	JPHQ	10/07/25	218,834	EUR	(73,538)
KAP Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	5/21/26	115,536	ZAR	186
Karnov Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	1,010,165	SEK	(7,710)
KBC Groep NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	221,277	EUR	(52,168)
Kering SA	1-Month EURIBOR - 0.40%	Monthly	MSCS	11/27/25	336,977	EUR	138,275
Kerry Group PLC	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	294,520	EUR	(34,540)
Kesko Corp.	Euro STR - 0.275%	Monthly	SEBA	10/17/25	316,608	EUR	(41,346)
K-Fast Holding AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	303,596	SEK	4,940
KGHM Polska Miedz SA	1-Day FEDEF - 0.50%	Monthly	MSCS	8/19/25	106,279		304
Kid ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	5/25/26	417,454	NOK	74
Kinnevik AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/03/26	3,536,543	SEK	(32,495)

68	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Knorr-Bremse AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	19,940	EUR	$(4,626)
Kojamo PLC	Euro STR - 0.28%	Monthly	SEBA	7/14/25	160,203	EUR	(44,815)
Kontron AG	Euro STR - 2.10%	Monthly	JPHQ	4/23/26	41,848	EUR	(2,560)
Kruk	1-Day FEDEF - 0.50%	Monthly	MSCO	7/17/25	75,166		(1,402)
Laboratorios Farmaceutico	1-Day EONIA - 0.275%	Monthly	MSCO	12/08/25	263,975	EUR	13,078
Latour Investment AB Services	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/25	2,936,991	SEK	30,179
LEG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/25	145,749	EUR	(7,025)
Legal & General Group	1-Day SONIA - 0.30%	Monthly	MSCS	9/23/25	362,645	GBP	(76,395)
Legrand France SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/25	95,175	EUR	(818)
LEM	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	149,296	CHF	(44,007)
Lenzing AG	Euro STR - 0.30%	Monthly	JPHQ	7/14/25	149,130	EUR	(23,545)
LG Energy Solutions	1-Day FEDEF - 1.875%	Monthly	MSCS	10/07/25	254,437		12,860
Lindab International AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/20/25	1,941,573	SEK	(12,438)
Linde PLC	Euro STR - 0.30%	Monthly	JPHQ	5/15/26	252,567	EUR	(15,530)
Lindex Group	Euro STR - 0.275%	Monthly	SEBA	7/09/25	72,911	EUR	7,954
Linea Directa Aseguradora SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	9,354	EUR	(3,468)
Liontrust Asset Management PLC	1-Day SONIA - 0.30%	Monthly	MSCO	4/25/26	113,094	GBP	6,718
Lloyds Banking Group	1-Day SONIA - 0.275%	Monthly	MSCO	3/20/26	91,065	GBP	(12,474)
London Stock Exchange Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	326,641	GBP	(96,308)
L’Oreal SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/25	155,582	EUR	6,800
Lottomatica Group	Euro STR - 0.30%	Monthly	JPHQ	4/16/26	339,687	EUR	(127,034)
Lotus Bakeries NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	138,960	EUR	(28,285)
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/03/25	169,036	EUR	47,085
M&G PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/24/26	77,655	GBP	(17,588)
Magnora ASA	1-Week NIBOR - 7.00%	Monthly	SEBA	7/17/25	616,623	NOK	(6,090)
Mandatum OYJ	Euro STR - 0.275%	Monthly	SEBA	7/17/25	381,598	EUR	41,268
Marr	Euro STR - 0.30%	Monthly	JPHQ	12/11/25	68,112	EUR	(5,593)
Mas Real Estate	1-Day SABOR - 0.50%	Monthly	MSCO	12/13/25	3,725,683	ZAR	(30,957)
Matas A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	4/17/26	1,920,078	DKK	(6,347)
mBank SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/25	292,987		(299,007)
Medacta Group SA	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	207,851	CHF	(57,979)
Melrose Industries PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	124,606	GBP	21,211
Mercedes-Benz Group AG	Euro STR - 0.30%	Monthly	JPHQ	1/13/26	38,402	EUR	(3,121)
Merck KGaA	Euro STR - 0.30%	Monthly	JPHQ	4/23/26	48,926	EUR	247
Merlin Properties Socimi SA	1-Day EONIA - 0.30%	Monthly	MSCO	3/12/26	304,161	EUR	(45,628)
Mersen	1-Day EONIA - 0.275%	Monthly	MSCO	5/21/26	71,878	EUR	786
Metall Zug AG	1-Day SARON - 0.35%	Monthly	JPHQ	3/13/26	28,140	CHF	(343)
Metropole TV	1-Day EONIA - 0.275%	Monthly	MSCO	12/11/25	107,284	EUR	5,408
Metsa Board OYJ	Euro STR - 0.32%	Monthly	SEBA	6/13/26	148,525	EUR	17,748
Metso Outotec OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/25	367,185	EUR	11,347
Millennium	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/25	211,543		(277,445)
Mips AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/20/25	1,808,041	SEK	(1,905)
Mo-Bruk SA	1-Day FEDEF - 2.375%	Monthly	MSCO	5/28/26	31,978		3,012
Moncler	Euro STR - 0.30%	Monthly	JPHQ	2/06/26	131,296	EUR	(17,855)
Morgan Advanced Materials	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/25	74,537	GBP	843

franklintempleton.com	Annual Report	69

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Mortgage Advice Bureau	1-Day SONIA - 0.275%	Monthly	MSCO	8/14/25	100,332	GBP	$(25,457)
MultiChoice Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	5/20/26	7,235,632	ZAR	(37,878)
Munters Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/25	759,132	SEK	1,036
Musti Group PLC	Euro STR - 0.28%	Monthly	SEBA	7/12/25	26,285	EUR	(282)
NCAB Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	2/24/26	1,765,464	SEK	37,613
Neinor Homes SA	1-Day EONIA - 0.275%	Monthly	MSCO	3/25/26	94,643	EUR	(3,130)
Nemetschek SE	Euro STR - 0.30%	Monthly	JPHQ	11/26/25	212,901	EUR	(66,339)
Neste Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/25	155,638	EUR	(4,582)
Nestle SA	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/25	240,030	CHF	(14,301)
Newron Pharma	1-Day SARON - 9.40%	Monthly	JPHQ	10/07/25	54,641	CHF	(5,899)
Nexi SpA	Euro STR - 0.30%	Monthly	JPHQ	10/14/25	168,567	EUR	(55,667)
Nibe Industrier AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/12/25	3,225,935	SEK	27,552
Nobia AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/25	1,508,750	SEK	(11,183)
Nokian Tyres PLC	Euro STR - 0.28%	Monthly	SEBA	8/23/25	366,333	EUR	4,723
Northam Platinum Ltd.	1-Day FEDEF	Monthly	MSCO	2/11/26	4,174,268	ZAR	(59,363)
Novozymes A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/25	888,292	DKK	(21,017)
NTG Nordic Transport Group	1-Week CIBOR - 0.275%	Monthly	SEBA	4/17/26	387,892	DKK	10,771
Ocado Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	205,941	GBP	36,976
OCI N.V.	Euro STR - 0.30%	Monthly	JPHQ	9/09/25	239,681	EUR	63,639
OMV AG	Euro STR - 0.30%	Monthly	JPHQ	3/19/26	176,548	EUR	(6,474)
Orsted A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	5/24/26	2,514,748	DKK	67,092
Outsurance Group Limited	1-Day SABOR - 0.50%	Monthly	MSCS	10/03/25	3,176,582	ZAR	(165,528)
Oxford BioMedica PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/25	19,838	GBP	(2,217)
Oxford Instruments PLC	1-Day SONIA - 0.30%	Monthly	MSCO	4/25/26	168,448	GBP	34,484
Oxford Nanopore Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/13/26	85,259	GBP	2,066
Palfinger AG	Euro STR - 0.30%	Monthly	JPHQ	7/12/25	74,977	EUR	(17,445)
Paradox Interactive AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/26	1,976,479	SEK	(2,127)
Paratus Energy Services	1-Week NIBOR - 0.275%	Monthly	SEBA	5/07/26	302,090	NOK	(981)
Partners Group Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	8/08/25	221,075	CHF	(36,688)
Patrizia AG	Euro STR - 1.00%	Monthly	JPHQ	7/17/25	158,366	EUR	(45,194)
Pearson ORD	1-Day SONIA - 0.275%	Monthly	MSCO	10/16/25	147,181	GBP	(498)
Pennon Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	428,931	GBP	(67,706)
Pernod Ricard	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/25	491,817	EUR	193,194
Pharma Mar SA	1-Day EONIA - 0.35%	Monthly	MSCO	1/22/26	136,805	EUR	(154,087)
Phoenix Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	381,100	GBP	(119,477)
Piaggio	Euro STR - 0.30%	Monthly	JPHQ	7/14/25	297,430	EUR	(7,775)
Pick n Pay Group (The)	1-Day SABOR - 0.50%	Monthly	MSCS	12/23/25	5,503,940	ZAR	(35,212)
Pinewood Technologies Group	1-Day SONIA - 0.275%	Monthly	MSCO	10/16/25	149,468	GBP	(38,706)
PNE AG	Euro STR - 0.70%	Monthly	JPHQ	7/13/25	259,674	EUR	(36,197)
PPHE Hotel Group Ltd	1-Day SONIA - 0.275%	Monthly	MSCO	8/02/25	78,878	GBP	(20,038)
Primary Health Properties	1-Day SONIA - 0.30%	Monthly	BZWS	6/02/26	160,384	GBP	(598)
Prosus NV	Euro STR - 0.30%	Monthly	JPHQ	9/20/25	101,711	EUR	(25,860)
Protector Forsikring ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	8/28/25	1,132,495	NOK	(23,785)
Proximus Group	Euro STR - 0.30%	Monthly	JPHQ	9/18/25	345,470	EUR	(75,707)
PRS REIT PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	183,075	GBP	(102,550)

70	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Prudential PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/14/25	205,881	GBP	$(52,894)
PSP	1-Day FEDEF	Monthly	JPHQ	12/03/25	65,350	CHF	(8,510)
PureTech Health PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	134,816	GBP	24,010
Qt Group OYJ	Euro STR - 4.16%	Monthly	SEBA	7/17/25	74,848	EUR	(1,051)
Rathbones Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/25	143,242	GBP	14,592
Ratos AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	1,744,995	SEK	(20,768)
Reckitt Benckiser Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	199,116	GBP	(37,391)
Recticel	Euro STR - 0.30%	Monthly	JPHQ	11/21/25	105,949	EUR	(22,919)
Redeia Corporacion SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/25	315,826	EUR	(15,119)
RELX PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	88,165	GBP	(12,245)
Remgro Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	10/16/25	4,259,095	ZAR	(70,524)
Remy Cointreau	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/25	463,398	EUR	200,907
Renew Holdings ORD	1-Day SONIA - 0.275%	Monthly	MSCO	4/20/26	113,426	GBP	(9,260)
Renishaw PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/13/26	168,429	GBP	62,121
Rentokil Initial PLC	1-Day FEDEF - 0.65%	Monthly	MSCS	11/27/25	346,480	GBP	44,824
Resilient REIT Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	3/14/26	246,999	ZAR	(751)
Revenio Group Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/25	123,813	EUR	(12,502)
Ringkjoebing Landbobank A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/25	2,801,722	DKK	(29,208)
RS Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/20/25	158,090	GBP	44,495
RTL Group	Euro STR - 0.30%	Monthly	JPHQ	1/30/26	441,513	EUR	(27,910)
RVRC Holding	1-Week STIBOR - 0.28%	Monthly	SEBA	10/11/25	1,183,053	SEK	1,451
Sacyr SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	378,705	EUR	(135,360)
Safestore Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/21/25	428,967	GBP	65,693
Saga PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	171,114	GBP	(23,387)
Sagax AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/25	1,901,126	SEK	2,142
Salmon Evolution ASA	1-Week NIBOR - 8.50%	Monthly	SEBA	7/12/25	1,609,535	NOK	926
Sampo PLC	Euro STR - 0.275%	Monthly	SEBA	7/17/25	393,533	EUR	(37,368)
Sandvik AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/25	1,919,690	SEK	16,548
Sanlorenzo	Euro STR - 0.30%	Monthly	JPHQ	10/20/25	68,617	EUR	(1,494)
Santander Bank Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/25	20,144		(4,034)
SBM Offshore NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	146,075	EUR	(38,472)
Scandinavian Tobacco Group	1-Week CIBOR - 0.275%	Monthly	SEBA	6/12/26	296,264	DKK	6,577
Scatec ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	4/26/26	1,206,457	NOK	(6,266)
Schibsted ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/25	4,287,592	NOK	(51,414)
Schoeller-Bleckmann Oilfield Equipment AG	Euro STR - 0.30%	Monthly	JPHQ	7/13/25	194,910	EUR	(10,221)
Scor SE	1-Day EONIA - 0.275%	Monthly	MSCO	4/27/26	145,932	EUR	(13,394)
Sdiptech AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/25	2,192,167	SEK	(27,388)
Seche Environnement	1-Day EONIA - 0.275%	Monthly	MSCO	3/30/26	37,506	EUR	(14,573)
Sectra AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/27/26	1,644,744	SEK	(43,955)
secunet Security Networks AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	74,449	EUR	(2,326)
Sedana Medical AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/25	219,705	SEK	(6,625)
Senior PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/20/26	29,460	GBP	(1,492)
Sensirion AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/26	146,448	CHF	(56,744)
Sesa	Euro STR - 1.25%	Monthly	JPHQ	3/25/26	59,221	EUR	(23,468)
Severfield PLC	1-Day FEDEF	Monthly	MSCO	1/02/26	42,480	GBP	15,099

franklintempleton.com	Annual Report	71

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/25	160,587	GBP	$(21,337)
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCO	1/08/26	14,199	GBP	(1,515)
Shaftesbury Capital PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/25	288,972	GBP	(61,307)
Shop Apotheke Europe NV	Euro STR - 0.85%	Monthly	JPHQ	7/17/25	261,784	EUR	13,290
Shurgard	Euro STR - 0.30%	Monthly	JPHQ	4/14/26	268,816	EUR	(45,566)
Siemens AG	Euro STR - 0.30%	Monthly	JPHQ	6/25/25	152,215	EUR	(14,666)
Siemens Healthineers AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/25	121,115	EUR	(10,521)
Sika	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/25	174,068	CHF	(42,112)
Siltronic AG	Euro STR - 1.05%	Monthly	JPHQ	5/13/26	112,554	EUR	(4,265)
Sixt SE	Euro STR - 0.30%	Monthly	JPHQ	4/17/26	150,328	EUR	(38,166)
SKAN AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	29,739	CHF	(7,025)
Skandinaviska Enskilda Bank	1-Day FEDEF	Monthly	SEBA	2/11/26	2,350,535	SEK	10,519
Sligro Food Group	Euro STR - 0.30%	Monthly	JPHQ	8/29/25	18,302	EUR	(7,291)
SMA Solar Technology AG	Euro STR - 9.80%	Monthly	JPHQ	7/29/25	36,165	EUR	(19,497)
Smurfit Westrock PLC	1-Day FEDEF	Monthly	MSCO	2/24/26	219,171	GBP	29,919
Snam SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	245,833	EUR	(41,470)
Softcat PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/28/26	214,500	GBP	(34,213)
SoftwareONE	Euro STR - 0.35%	Monthly	JPHQ	7/15/25	83,853	CHF	(58,301)
Solaria Energia y Medio Ambiente SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	189,157	EUR	42,506
SolGold PLC	1-Day SONIA - 0.56%	Monthly	MSCS	7/17/25	145,593	GBP	76,378
[b]Soltec Power Holdings SA	1-Day EONIA - 0.73%	Monthly	MSCS	7/17/25	43,623	EUR	24,296
Somero Enterprises	1-Day SONIA - 1.25%	Monthly	MSCO	12/01/25	58,561	GBP	11,463
Somnigroup International	1-Day FEDEF - 0.30%	Monthly	BZWS	4/07/26	97,261		196
Sonova Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	8/08/25	116,923	CHF	4,346
Sparebank 1 Oestlandet	1-Week NIBOR - 0.28%	Monthly	SEBA	12/23/25	1,695,015	NOK	(11,332)
SpareBank 1 SMN	1-Week NIBOR - 1.50%	Monthly	SEBA	10/23/25	6,431,177	NOK	(51,068)
SpareBank 1 SR Bank ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/22/25	3,750,515	NOK	(18,407)
Sparebanken Vest	1-Week NIBOR - 0.275%	Monthly	SEBA	3/24/26	796,061	NOK	(9,774)
Spectris PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/25	178,159	GBP	62,339
Spirax-Sarco Engineering PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/25	393,556	GBP	174,812
St Galler Kantonalbank AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/06/25	95,790	CHF	(4,762)
Stabilus SE	Euro STR - 0.30%	Monthly	JPHQ	6/25/25	58,501	EUR	(14,700)
Stellantis	Euro STR - 0.30%	Monthly	JPHQ	5/08/26	120,640	EUR	(2,385)
Storskogen Group AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/25	4,535,991	SEK	111,001
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	9/13/25	663,455	EUR	(18,718)
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	2/05/26	439,771	EUR	(3,483)
Straumann Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/18/25	91,693	CHF	(17,614)
Sudzucker AG	Euro STR - 0.30%	Monthly	JPHQ	8/19/25	125,976	EUR	(2,500)
Sunrise	1-Day SARON - 0.35%	Monthly	JPHQ	5/08/26	57,321	CHF	2,990
Super Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/19/25	5,364,303	ZAR	(29,935)
Supermarket Income REIT	1-Day SONIA - 0.28%	Monthly	MSCS	9/16/25	141,262	GBP	(26,232)
Surgical Science Sweden AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/01/25	1,991,950	SEK	(19,609)
Svenska Cellulosa AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	3,395,134	SEK	19,243
Swedbank AB	1-Week STIBOR - 0.275%	Monthly	SEBA	2/11/26	1,403,985	SEK	(1,726)
Swisscom AG	1-Day SARON - 0.35%	Monthly	JPHQ	2/03/26	304,493	CHF	(46,437)

72	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Sydbank AS	1-Week CIBOR - 0.275%	Monthly	SEBA	5/27/26	425,014	DKK	$690
Syensqo	Euro STR - 0.30%	Monthly	JPHQ	5/08/26	212,019	EUR	(9,260)
TAG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/16/25	167,145	EUR	(16,614)
Tamburi	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	93,096	EUR	(20,273)
Tecan Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	3/10/26	29,859	CHF	1,470
Technoprobe	Euro STR - 0.30%	Monthly	JPHQ	10/16/25	190,069	EUR	(79,482)
Terna SpA	Euro STR - 0.30%	Monthly	JPHQ	11/27/25	206,360	EUR	(33,605)
TGS ASA	1-Week NIBOR - 1.50%	Monthly	SEBA	4/16/26	1,031,163	NOK	12,055
Thule Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	777,871	SEK	14,077
ThyssenKrupp Nucera AG	Euro STR - 0.34%	Monthly	JPHQ	3/28/26	190,851	EUR	(43,942)
Tietoevry Corp.	Euro STR - 0.275%	Monthly	SEBA	11/29/25	161,108	EUR	25,653
Tietoevry Corp.	Euro STR - 0.275%	Monthly	SEBA	3/04/26	42,263	EUR	161
Tikehau Capital SCA	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/25	122,008	EUR	5,916
Tinexta SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	202,411	EUR	(125,796)
TomTom International BV	Euro STR - 0.30%	Monthly	JPHQ	7/13/25	132,167	EUR	(14,835)
TotalEnergies	1-Day EONIA - 0.275%	Monthly	MSCO	3/04/26	106,915	EUR	11,972
Transaction Capital Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/25	1,000,107	ZAR	36,984
Traton SE	Euro STR - 0.80%	Monthly	JPHQ	7/17/25	88,244	EUR	(1,243)
Trigano	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/25	98,653	EUR	(7,358)
Tritax Big Box	1-Day SONIA - 0.275%	Monthly	MSCO	4/24/26	98,082	GBP	(7,954)
Troax Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/02/25	1,401,764	SEK	20,182
Trustpilot Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	102,440	GBP	16,715
Tryg A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/13/25	3,024,595	DKK	(22,544)
Tubacex SA	1-Day EONIA - 1.63%	Monthly	MSCS	7/17/25	69,017	EUR	(22,466)
UNIQA Insurance Group AG	Euro STR - 0.30%	Monthly	JPHQ	3/18/26	277,039	EUR	(117,056)
Unite Group PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/25	365,799	GBP	23,456
United Internet AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/26	356,607	EUR	(135,545)
Universal Music Group	Euro STR - 0.30%	Monthly	JPHQ	9/05/25	37,970	EUR	(10,070)
Urban Logistics REIT PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	250,961	GBP	(139,250)
Utilities Select Sector	1-Day FEDEF - 0.30%	Monthly	MSCS	3/25/26	716,519		(6,864)
Valneva SE	1-Day EONIA - 4.50%	Monthly	MSCS	5/16/26	98,890	EUR	35,124
VAT Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/26	259,359	CHF	(65,212)
Verallia	1-Day EONIA - 0.275%	Monthly	MSCO	1/14/26	153,428	EUR	(3,876)
VERBIO Vereinigte BioEnergie AG	Euro STR - 1.00%	Monthly	JPHQ	7/01/25	83,288	EUR	(18,546)
Vestel	1-Day FEDEF - 7.63%	Monthly	MSCS	9/09/25	88,881		48,096
VGP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	148,893	EUR	(37,653)
Vidrala SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/30/25	57,849	EUR	(6,242)
Vimian Group	1-Week STIBOR - 0.275%	Monthly	SEBA	7/01/25	2,233,683	SEK	(35,016)
Vinci	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/25	283,139	EUR	(57,106)
Virbac	1-Day EONIA - 0.30%	Monthly	MSCS	4/01/26	104,012	EUR	(9,615)
[e]Viscofan SA	1-Day EONIA - 0.275%	Monthly	MSCO	8/05/25	—	EUR	(10,444)
Viscofan SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/25	283,338	EUR	(49,947)
Vistry Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	6/03/26	101,302	GBP	(5,500)
Vitec Software Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/22/26	4,394,857	SEK	105,508
VNV Global AB	1-Week STIBOR - 0.275%	Monthly	SEBA	2/17/26	510,328	SEK	2,542

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Volati AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/25	684,104	SEK	$(6,489)
Voltalia SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	204,198	EUR	21,216
Vonovia SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	151,134	EUR	(27,624)
Wacker Chemie AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/26	156,328	EUR	(7,958)
Wallenstam AB Series B	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	2,877,125	SEK	(33,211)
Warteck	1-Day SARON - 6.50%	Monthly	JPHQ	2/03/26	80,850	CHF	(3,850)
Watches of Switzerland	1-Day SONIA - 0.275%	Monthly	MSCO	2/16/26	153,277	GBP	23,245
Wavestone	1-Day EONIA - 0.30%	Monthly	MSCS	7/18/25	84,356	EUR	(7,052)
Wendel Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/27/26	467,340	EUR	(7,948)
WH Smith PLC	1-Day SONIA - 0.275%	Monthly	MSCO	7/17/25	78,877	GBP	16,580
Whitbread PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/14/26	284,108	GBP	8,731
Wienerberger AG	Euro STR - 0.30%	Monthly	JPHQ	8/26/25	342,021	EUR	(92,720)
Wise PLC Class A ORD	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	227,810	GBP	(38,120)
WithSecure Corp.	Euro STR - 0.275%	Monthly	SEBA	4/22/26	54,315	EUR	(5,935)
Wizz Air Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/19/25	243,965	GBP	30,182
Wolters Kluwer	Euro STR - 0.30%	Monthly	JPHQ	3/25/26	89,865	EUR	(14,347)
Woolworths Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	9/15/25	7,082,031	ZAR	20,694
Wustenrot & Wurttembergis	Euro STR - 0.30%	Monthly	JPHQ	9/30/25	7,665	EUR	(821)
XP Power Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/25	2,766	GBP	107
XTB	1-Day FEDEF - 0.50%	Monthly	MSCO	6/30/25	315,805		(93,260)
Xvivo Perfusion AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	1,947,036	SEK	39,192
YIT Corp.	Euro STR - 0.275%	Monthly	SEBA	11/08/25	192,588	EUR	(38,383)
YouGov ORD	1-Day SONIA - 0.30%	Monthly	MSCO	5/08/26	68,906	GBP	25,190
Young & Co’s Brewery	1-Day SONIA - 2.50%	Monthly	MSCO	6/23/25	123,309	GBP	(8,246)
Ypsomed Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	153,500	CHF	(59,171)
Yubico AB	1-Week STIBOR - 1.25%	Monthly	SEBA	4/03/26	2,183,476	SEK	38,858
Zealand Pharma A/S	1-Week CIBOR - 0.45%	Monthly	SEBA	7/17/25	1,081,723	DKK	28,405
Zignago Vetro SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	202,114	EUR	(10,303)
							(9,018,840)
Interest Rate Contracts - Long[a]
Egyptian Treasury Bills	1-Day FEDEF	Monthly	CITI	6/13/25	1,056,622		85,892
Total - Total Return Swap Contracts							$4,935,240

*In U.S. dollars unless otherwise indicated.
aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.
bFair valued using significant unobservable input. See Note 13 regarding fair value investments.
cSee Note 8 regarding investments in Russian securities.
dThe Fund receives the variable financing rate and pays the total return on the underlying instrument.
eNotional value rounds to less than 1.
See Note 11 regarding other derivative information.
See Abbreviations on page 94.

74	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statement of Assets and Liabilities
May 31, 2025
K2 Alternative Strategies Fund

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$483,616,435
Cost – Non-controlled affiliates (Note 3f)	2,829,000
Value – Unaffiliated issuers†	$489,643,677
Value – Non-controlled affiliates (Note 3f)	2,829,000
Foreign currency, at value (cost $8,132,568)	8,147,193
Receivables:
Investment securities sold	11,906,261
Capital shares sold	62,507
Dividends and interest	2,512,268
Deposits with brokers for:
Securities sold short	87,631,863
OTC derivative contracts	11,504,768
Futures contracts	6,885,101
Centrally cleared swap contracts	3,675,275
Due from brokers	6,954,223
Variation margin on futures contracts	297,179
OTC swap contracts (upfront payments $503,144)	189,481
Unrealized appreciation on OTC forward exchange contracts	1,391,624
Unrealized appreciation on OTC swap contracts	23,008,118
Total assets	656,638,538
Liabilities:
Payables:
Investment securities purchased	6,637,805
Capital shares redeemed	259,850
Management fees	640,110
Distribution fees	32,345
Trustees’ fees and expenses	972
Transfer agent fees	187,640
Due to brokers	7,868,010
Variation margin on centrally cleared swap contracts	30,106
OTC swap contracts (upfront receipts $703,382)	613,876
Funds advanced by custodian	163,010
Options written, at value (premiums received $88,508)	49,519
Securities sold short, at value (proceeds $97,875,172)	94,443,641
Payable upon return of securities loaned (Note 1f)	2,829,000
Unrealized depreciation on OTC forward exchange contracts	3,198,535
Unrealized depreciation on OTC swap contracts	18,243,432
Unrealized depreciation on unfunded loan commitments (Note 10)	47,549
Accrued expenses and other liabilities	284,981
Total liabilities	135,530,381
Net assets, at value	$521,108,157
Net assets consist of:
Paid-in capital	$530,440,603
Total distributable earnings (loss)	(9,332,446)
Net assets, at value	$521,108,157
†Includes securities loaned	$4,200,256

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Annual Report	75

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statement of Assets and Liabilities (continued)
May 31, 2025
K2 Alternative Strategies Fund

Class A:
Net assets, at value	$56,487,112
Shares outstanding	5,109,369
Net asset value per share[a,b]	$11.06
Maximum offering price per share (net asset value per share ÷ 94.50%)[a]	$11.70
Class C:
Net assets, at value	$4,921,726
Shares outstanding	461,833
Net asset value and maximum offering price per share[a,b]	$10.66
Class R:
Net assets, at value	$441,639
Shares outstanding	39,799
Net asset value and maximum offering price per share[a]	$11.10
Class R6:
Net assets, at value	$113,807,577
Shares outstanding	10,207,741
Net asset value and maximum offering price per share[a]	$11.15
Advisor Class:
Net assets, at value	$345,450,103
Shares outstanding	31,003,629
Net asset value and maximum offering price per share[a]	$11.14

aNet asset value per share amount may not recalculate due to rounding.
bRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

76	Annual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statement of Operations
for the year ended May 31, 2025
K2 Alternative Strategies Fund

Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers	$10,833,488
Interest: (net of foreign taxes)~
Unaffiliated issuers	17,565,403
Income from securities loaned:
Unaffiliated entities (net of fees and rebates)	(66,249)
Non-controlled affiliates (Note 3f)	110,976
Total investment income	28,443,618
Expenses:
Management fees (Note 3a)	9,720,498
Distribution fees: (Note 3c)
Class A	147,360
Class C	65,574
Class R	1,564
Transfer agent fees: (Note 3e)
Class A	52,819
Class C	5,882
Class R	280
Class R6	26,214
Advisor Class	334,327
Custodian fees (Note 4) .	138,700
Reports to shareholders fees	48,147
Registration and filing fees	125,199
Professional fees	588,485
Trustees’ fees and expenses	260,091
Dividends on securities sold short	1,033,059
Interest on securities sold short	1,538,618
Other	87,999
Total expenses	14,174,816
Expense reductions (Note 4)	(100,111)
Expenses waived/paid by affiliates (Note 3f and 3g)	(1,613,007)
Net expenses	12,461,698
Net investment income	15,981,920
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	25,990,022
Written options	68,999
Foreign currency transactions	(119,576)
Forward exchange contracts	331,904
Futures contracts	(2,048,106)
Securities sold short	(1,154,883)
Swap contracts	17,392,854
Net realized gain (loss)	40,461,214
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(22,073,139)
Written options	526,017
Translation of other assets and liabilities denominated in foreign currencies	60,386
Forward exchange contracts	(3,166,460)
Futures contracts	2,192,006
Securities sold short	508,166
Swap contracts	(1,445,671)
Net change in unrealized appreciation (depreciation)	(23,398,695)
Net realized and unrealized gain (loss)	17,062,519
Net increase (decrease) in net assets resulting from operations	$33,044,439
* Foreign taxes withheld on dividends	$136,628
~ Foreign taxes withheld on interest	$12,937

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Annual Report	77

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statements of Changes in Net Assets
K2 Alternative Strategies Fund

	Year Ended May 31,
	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income	$15,981,920	$17,428,592
Net realized gain (loss)	40,461,214	34,705,778
Net change in unrealized appreciation (depreciation)	(23,398,695)	12,441,593
Net increase (decrease) in net assets resulting from operations	33,044,439	64,575,963
Distributions to shareholders:
Class A	(6,134,800)	(293,245)
Class C	(637,709)	—
Class R	(34,770)	(477)
Class R6	(14,026,917)	(452,983)
Advisor Class	(38,251,573)	(3,755,928)
Total distributions to shareholders	(59,085,769)	(4,502,633)
Capital share transactions: (Note 2)
Class A	(3,983,668)	(19,014,149)
Class C	(2,708,243)	(8,605,211)
Class R	110,339	(32,623)
Class R6	(4,679,920)	73,646,565
Advisor Class	(76,258,964)	(319,099,003)
Total capital share transactions	(87,520,456)	(273,104,421)
Net increase (decrease) in net assets	(113,561,786)	(213,031,091)
Net assets:
Beginning of year	634,669,943	847,701,034
End of year	$521,108,157	$634,669,943

78	Annual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Notes to Consolidated Financial Statements
K2 Alternative Strategies Fund
1. Organization and Significant Accounting Policies
Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, K2 Alternative Strategies Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares on a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund’s significant accounting policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio

franklintempleton.com	Annual Report	79

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
1. Organization and Significant Accounting Policies (continued)
a. Financial Instrument Valuation (continued)
securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c. Securities Purchased on a When-Issued, Forward Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued, forward commitment or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the

80	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
1. Organization and Significant Accounting Policies (continued)
d. Derivative Financial Instruments (continued)
exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, equity price and foreign exchange rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. Forward exchange contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations, if any. Credit default swap contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into OTC cross-currency swap contracts primarily to manage and/or gain exposure to certain foreign currencies. A cross-currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross-currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized. Any upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the cross-currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations, if any. Cross-currency swap contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage and/or gain exposure to interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
1. Organization and Significant Accounting Policies (continued)
d. Derivative Financial Instruments (continued)
payments to be paid and to be received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized. Interest rate swap contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. Option contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
See Note 11 regarding other derivative information.
e. Securities Sold Short
The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund may receive income from the investment of cash collateral. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.
f. Securities Lending
The Fund participates in an agency based securities lending program to earn additional income. The Fund receives collateral in the form of cash and/or U.S. Government and Agency securities against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund, and/or a joint repurchase agreement. Additionally, the Fund received $1,481,892 in U.S. Government and Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian. The Fund cannot repledge or resell these securities held as collateral. As such, the non-cash collateral is excluded from the Consolidated Statement of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third party vendor, is reported separately in the Consolidated Statement of Operations. The Fund bears the market risk with respect to any cash collateral investment, securities loaned, and the risk that the agent may default on its obligation to the Fund. If the borrower defaults on its obligations to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.
g. Investments in K2 Holdings Investment Corp.
(K2 Subsidiary)
The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At May 31, 2025, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Schedule of Investments

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
1. Organization and Significant Accounting Policies (continued)
g. Investments in K2 Holdings Investment Corp.
(K2 Subsidiary) (continued)
and Consolidated Statement of Assets and Liabilities. All intercompany transactions and balances have been eliminated. For tax purposes, the Fund is required to increase its taxable income by its share of the K2 Subsidiary’s income. Net losses incurred by the K2 Subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the K2 Subsidiary to offset income from prior or future years. At May 31, 2025, the net assets of the K2 Subsidiary were $56,549,235 representing 10.9% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.
h. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing Rate (SOFR). Senior secured corporate loans often require prepayment of principal from excess cash flows, at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.
i. Income and Deferred Taxes
It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2025, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.
j. Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income (including interest income from payment in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. The Fund may receive other income from investments in senior secured corporate loans or unfunded commitments, including amendment fees, consent fees or commitment fees. These fees are recorded as income when received by the Fund. Facility fees are recognized as income over the expected term of the loan. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.
k. Accounting Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
l. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
2. Shares of Beneficial Interest
At May 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Year Ended May 31,
	2025		2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold[a]	608,387	$6,870,172	901,608	$9,940,863
Shares issued in reinvestment of distributions	523,561	5,701,580	24,442	267,146
Shares redeemed	(1,447,837)	(16,555,420)	(2,655,907)	(29,222,158)
Net increase (decrease)	(315,889)	$(3,983,668)	(1,729,857)	$(19,014,149)
Class C Shares:
Shares sold	15,673	$170,732	31,350	$335,902
Shares issued in reinvestment of distributions	53,738	565,862	—	—
Shares redeemed[a]	(313,711)	(3,444,837)	(843,526)	(8,941,113)
Net increase (decrease)	(244,300)	$(2,708,243)	(812,176)	$(8,605,211)
Class R Shares:
Shares sold	20,823	$230,741	5,288	$59,744
Shares issued in reinvestment of distributions	3,172	34,770	44	477
Shares redeemed	(13,853)	(155,172)	(8,352)	(92,844)
Net increase (decrease)	10,142	$110,339	(3,020)	$(32,623)
Class R6 Shares:
Shares sold	7,697,487	$91,462,413	9,340,788	$105,720,673
Shares issued in reinvestment of distributions	1,270,740	13,940,018	36,852	405,743
Shares redeemed	(9,321,314)	(110,082,351)	(2,916,319)	(32,479,851)
Net increase (decrease)	(353,087)	$(4,679,920)	6,461,321	$73,646,565
Advisor Class Shares:
Shares sold	5,686,022	$63,924,437	5,211,753	$57,591,690
Shares issued in reinvestment of distributions	2,587,731	28,361,533	240,415	2,644,566
Shares redeemed	(14,595,218)	(168,544,934)	(34,178,446)	(379,335,259)
Net increase (decrease)	(6,321,465)	$(76,258,964)	(28,726,278)	$ (319,099,003)

aMay include a portion of Class C shares that were automatically converted to Class A.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees
The Fund and K2 Subsidiary pay an investment management fee, calculated daily and paid monthly, to K2 Advisors based on the average daily net assets of the Fund and K2 Subsidiary as follows:

Annualized Fee Rate	Net Assets
1.70%	Up to and including $1 billion
1.65%	Over $1 billion, up to and including $1.5 billion
1.60%	Over $1.5 billion, up to and including $3 billion
1.55%	In excess of $3 billion

For the year ended May 31, 2025, the gross effective management fee rate was 1.70% of the Fund’s average daily net assets.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
3. Transactions with Affiliates (continued)
a. Management Fees (continued)
Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount equal to the management fees paid by the K2 Subsidiary.
Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors and are not an additional expense of the Fund or K2 Subsidiary. Each subadvisor is compensated for managing its respective portion of the average daily net assets of the Fund or K2 Subsidiary.

Subadvisors
ActusRayPartners Limited
Apollo Credit Management LLC
Bardin Hill Arbitrage IC Management LP
Capital Fund Management S.A.
Electron Capital Partners, LLC
Franklin Advisers, Inc.*
Graham Capital Management, L.P.
Jennison Associates, LLC
Lazard Asset Management, LLC
RBC Global Asset Management (U.S.) Inc.
RBC Global Asset Management (UK) Limited

* An affiliate of K2 Advisors.
b. Administrative Fees
Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund’s and K2 Subsidiary’s average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$2,143
CDSC retained	$1,408

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
3. Transactions with Affiliates (continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended May 31, 2025, the Fund paid transfer agent fees as noted in the Consolidated Statement of Operations, of which $118,033 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended May 31, 2025, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Income from Securities Loaned
Non-Controlled Affiliates Institutional Fiduciary Trust Money Market Portfolio, 4.08%	$882,000	$43,186,000	$(41,239,000)	$ —	$ —	$2,829,000	2,829,000	$110,976

g. Waiver and Expense Reimbursements
K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund do not exceed 1.70% based on the average net assets of each class until September 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until September 30, 2025.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended May 31, 2025, the custodian fees were reduced as noted in the Consolidated Statement of Operations. Effective January 1, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
The tax character of distributions paid during the years ended May 31, 2025 and 2024, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$ 59,085,769	$4,502,633
Long term capital gain	—	—
Total distributions paid	$ 59,085,769	$4,502,633

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
5. Income Taxes (continued)
At May 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gain for income tax purposes were as follows:

Cost of investments	$426,373,413
Unrealized appreciation	$26,880,407
Unrealized depreciation	(52,060,511)
Net unrealized appreciation (depreciation)	$(25,180,104)
Distributable earnings
Undistributed ordinary income	$15,191,506
Undistributed long term capital gain	1,271,165
Total distributable earnings	$16,462,671

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of derivative financial instruments, foreign currency transactions, wash sales and investments in the K2 Subsidiary.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from the capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of investments and securities sold short (excluding short term securities) for the year ended May 31, 2025, aggregated $938,314,214 and $954,175,537, respectively.
At May 31, 2025, in connection with securities lending transactions, the Fund loaned equity investments and convertible bonds and received $2,829,000 of cash collateral. The gross amounts of recognized liability for such transactions are included in payable upon return of securities loaned in the Consolidated Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Credit Risk and Defaulted Securities
At May 31, 2025, the Fund had 26.1% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At May 31, 2025, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $1,222,837, representing 0.2% of the Fund’s net assets. For information as to specific securities, see the accompanying Consolidated Schedule of Investments.
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain
Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
8. Concentration of Risk (continued)
subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at May 31, 2025.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At May 31, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Principal Amount	Issuer	Acquisition Date	Cost	Value
1,093,204	Atlas Security Products, zero cpn., 2/08/28	10/01/24	$930,947	$931,088
Total Restricted Securities (Value is 0.2% of Net Assets)			$930,947	$931,088

10. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations. Funded portions of credit agreements are presented in the Consolidated Schedule of Investments.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
10. Unfunded Loan Commitments (continued)
At May 31, 2025, unfunded commitments were as follows:

Borrower	Unfunded Commitment
CommScope Holdings Co., Inc., Initial Term Loan	$700,000
First Brands Group LLC, First Lien 2021 Term Loan	990,744
First Brands Group LLC, First Lien Term Loan	342,931
Harbor Freight Tools, Initial Term Loan	288,468
H-Food Holdings LLC, Initial Term Loan	135,464
Idera, Inc., Bank Debt Term Loan	30,761
K. Hovnanian Enterprises Inc., Term Loan RC	500,000
Liberty Latin, Bank Debt Term Loan	134,761
Ligado Networks LLC, DIP New Money Loan	5,798
MH Sub LLC, Bank Debt Term Loan	55,477
Petco Health & Wellness Co. Inc., First Lien Term Loan	111,733
Solera Holdings, Initial Term Loan	213,000
Upfield Group BV, Term Loan RC	190,812
$3,699,949

11. Other Derivative Information
At May 31, 2025, the investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin on futures contracts	$854,054[a]	Variation margin on futures contracts	$677,719[a]
	Unrealized appreciation on OTC swap contracts	85,892
	Variation margin on centrally cleared swap contracts	335,215[a]	Variation margin on centrally cleared swap contracts	171,066[a]
Foreign exchange contracts	Variation margin on futures contracts	1,538,994[a]	Variation margin on futures contracts	1,762,351[a]
	Unrealized appreciation on OTC swap contracts	86,037	Unrealized depreciation on OTC swap contracts	148,127
	Unrealized appreciation on OTC forward exchange contracts	1,391,624	Unrealized depreciation on OTC forward exchange contracts	3,198,535
Credit contracts	Variation margin on centrally cleared swap contracts	340,426[a]	Variation margin on centrally cleared swap contracts	364,787[a]
	OTC swap contracts (upfront payments)	189,481	OTC swap contracts (upfront receipts)	613,876
	Unrealized appreciation on OTC swap contracts	24,718	Unrealized depreciation on OTC swap contracts	195,272
Equity contracts	Investments in securities, at value	417,724[b]	Options written, at value	49,519
	Variation margin on futures contracts	1,645,091[a]	Variation margin on futures contracts	445,766[a]
	Unrealized appreciation on OTC swap contracts	22,811,471	Unrealized depreciation on OTC swap contracts	17,900,033
Commodity contracts	Variation margin on futures contracts	1,009,246[a]	Variation margin on futures contracts	581,677[a]
Totals		$ 30,729,973		$26,108,728

a This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b Purchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
11. Other Derivative Information (continued)
For the year ended May 31, 2025, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Year	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Year
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$(4,218,298)	Futures contracts	$371,025
	Swap contracts	822,002	Swap contracts	506,303
Foreign exchange contracts	Forward exchange contracts	331,904	Forward exchange contracts	(3,166,460)
	Futures contracts	828,691	Futures contracts	(271,558)
			Swap contracts	(293,296)
Credit contracts	Swap contracts	(944,717)	Swap contracts	624,331
Equity contracts	Investments	(372,712)[a]	Investments	(64,056)[a]
	Written options	68,999	Written options	526,017
	Futures contracts	2,967,655	Futures contracts	587,775
	Swap contracts	17,515,569	Swap contracts	(2,283,009)
Commodity contracts	Futures contracts	(1,626,154)	Futures contracts	1,504,764
Totals		$15,372,939		(1,958,164)

a Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.
For the year ended May 31, 2025, the average month end notional amount of futures contracts and swap contracts represented $695,610,310 and $538,030,923, respectively. The average month end fair value of options was $477,389. The average month end contract value of forward exchange contracts was $170,327,371.
At May 31, 2025, OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$1,391,624	$3,198,535
Options Purchased[b]	5,075	—
Swap Contracts	23,197,599	18,857,308
Total	$24,594,298	$22,055,843

a Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.
b Purchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
11. Other Derivative Information (continued)
At May 31, 2025, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:

	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities			Net Amount (Not less than zero)
		Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received
Counterparty
BNPP	$—	$—	$ —	$ —	$—
BNYM	9,257	(9,257)	—	—	—
BZWS	222,607	(222,607)	—	—	—
CITI	251,223	(168,688)	—	—	82,535
DBAB	40,016	(40,016)	—	—	—
GSCO	129,224	(129,224)	—	—	—
JPHQ	7,652,501	(6,409,641)	—	—	1,242,860
JPHQ[b]	264,121	—	—	—	264,121
MSCO	2,118,597	(1,594,418)	—	—	524,179
MSCO[b]	14,672	—	—	—	14,672
MSCO[c]	820,103	(820,103)	—	—	—
MSCS	10,305,647	(7,459,606)	—	—	2,846,041
NOMU	4,882	—	—	—	4,882
SEBA	2,761,448	(2,149,560)	—	—	611,888
Total	$24,594,298	$(19,003,120)	$—	$—	$5,591,178

At May 31, 2025, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:

	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities			Net Amount (Not less than zero)
		Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]
Counterparty
BNPP	$74,986	$—	$(74,986)	$—	$—
BNYM	74,935	(9,257)	(61,000)	—	4,678
BZWS	594,169	(222,607)	(371,562)	—	—
CITI	168,688	(168,688)	—	—	—
DBAB	608,539	(40,016)	(568,523)	—	—
GSCO	558,234	(129,224)	(429,010)	—	—
JPHQ	6,409,641	(6,409,641)	—	—	—
JPHQ[b]	457,194	—	—	—	457,194
MSCO	1,594,418	(1,594,418)	—	—	—
MSCO[b]	33,065	—	—	—	33,065
MSCO[c]	1,872,808	(820,103)	—	(1,052,705)	—
MSCS	7,459,606	(7,459,606)	—	—	—
NOMU	—	—	—	—	—
SEBA	2,149,560	(2,149,560)	—	—	—
Total	$22,055,843	$(19,003,120)	$(1,505,081)	$(1,052,705)	$494,937

a In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
b Represents derivatives not subject to an ISDA master agreement.
c Represents derivatives owned by the K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 94.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the year ended May 31, 2025, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$90,052,437	$12,468,840	$201,638[c]	$102,722,915
Convertible Bonds	—	86,686,565	—	86,686,565
Convertible Bonds in Reorganization	—	10,182	12,281	22,463
Corporate Bonds and Notes	—	19,945,395	931,088	20,876,483
Corporate Bonds and Notes in Reorganization	—	639,380	—	639,380
Senior Floating Rate Interests	—	10,234,411	2,070,436	12,304,847
Foreign Government and Agency Securities	—	23,386,068	—	23,386,068
Foreign Government and Agency Securities in Reorganization	—	560,994	—	560,994
U.S. Government and Agency Securities	—	8,214,994	—	8,214,994
Options Purchased	412,649	5,075	—	417,724
Short Term Investments	178,946,538	57,693,706	—	236,640,244
Total Investments in Securities	$269,411,624	$219,845,610[d]	$3,215,443	$492,472,677
Other Financial Instruments:
Futures Contracts	$5,047,385	$—	$—	$5,047,385
Forward Exchange Contracts	—	1,391,624	—	1,391,624
Swap Contracts	—	23,659,463	24,296	23,683,759
Total Other Financial Instruments	$5,047,385	$25,051,087	$24,296	$30,122,768
Liabilities:
Other Financial Instruments:
Options Written	$49,519	$—	$—	$49,519
Securities Sold Short[a]	66,168,787	28,274,854[e]	—	94,443,641
Futures Contracts	3,467,513	—	—	3,467,513
Forward Exchange Contracts	—	3,198,535	—	3,198,535
Swap Contracts	—	18,766,232	13,053[c]	18,779,285
Unfunded Loan Commitments	—	15,763	31,786[c]	47,549
Total Other Financial Instruments	$69,685,819	$50,255,384	$44,839	$119,986,042

a For detailed categories, see the accompanying Consolidated Schedule of Investments.
b Includes common stocks and preferred stocks as well as other equity interests.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
13. Fair Value Measurements (continued)
c Includes financial instruments determined to have no value.
d Includes foreign securities valued at $12,186,505, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.
e Includes foreign securities valued at $1,748,754, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
14. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the consolidated financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations, along with the related notes to the consolidated financial statements. The Consolidated Schedule of Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Consolidated Financial Highlights.
15. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
Abbreviations

Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	AUD	Australian Dollar	ADR	American Depositary Receipt
BNYM	The Bank of New York Mellon Corp.	BRL	Brazilian Real	ASX	Australian Securities Exchange
BZWS	Barclays Bank PLC	CAD	Canadian Dollar	BOBL	Bundesobligation
CITI	Citigroup, NA	CHF	Swiss Franc	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
DBAB	Deutsche Bank, AG	COP	Colombian Peso	BUBOR	Budapest Interbank Offered Rate
GSCO	Goldman Sachs International	CZK	Czech Koruna	CBOE	Chicago Board Options Exchange
JPHQ	JP Morgan Chase Bank, NA	DKK	Danish Krone	CIBOR	Copenhagen Interbank Offered Rate
MSCO	Morgan Stanley & Co. LLC	DOP	Dominican Peso	COIR	Colombia Overnight Interbank Rate
MSCS	Morgan Stanley Capital Services LLC	EUR	Euro	CORRA	Canadian Overnight Repo Rate Average
NOMU	Nomura International PLC	GBP	British Pound	DAX	Deutscher Aktienindex
SEBA	Skandinaviska Enskilda Banken AB	HUF	Hungarian Forint	DJIA	Dow Jones Industrial Average
		IDR	Indonesian Rupiah	ECX	European Climate Exchange
		JPY	Japanese Yen	EONIA	Euro OverNight Index Average
		KZT	Kazakhstani Tenge	ETF	Exchange Traded Fund
		MXN	Mexican Peso	EURIBOR	Euro Interbank Offered Rate
		MYR	Malaysian Ringgits	FEDEF	Federal Funds Effective Rate
		NOK	Norwegian Krone	FHLMC	Federal Home Loan Mortgage Corp.
		PEN	Peruvian Nuevo Sol	FNMA	Federal National Mortgage Association
		PYG	Paraguayan Guarani	FRN	Floating Rate Note
		SEK	Swedish Krona	FTSE	Financial Times Stock Exchange
		TRY	Turkish Lira	HIBOR	Hong Kong Interbank Offered Rate
		USD	United States Dollar	IBEX	Iberian Index
		ZAR	South African Rand	JIBAR	Johannesburg Interbank Agreed Rate
				JSE	Johannesburg Stock Exchange Index
				KLIBOR	Kuala Lumpur Interbank Offered Rate
				MIB	Milano Italia Borsa
				NIBOR	Norwegian Interbank Offered Rate
				OAT	Obligation Assumable by the Treasurer
				PIK	Payment In-Kind
				REIT	Real Estate Investment Trust
				SABOR	South African Benchmark Overnight Rate
				SARON	Swiss Average Rate Overnight
Index				SOFR	Secured Overnight Financing Rate
CDX.EM	CDX Emerging Markets Index			SONIA	Sterling Overnight Index Average
CDX.NA.HY	CDX North America High Yield Index			SPDR	Standard & Poor's Depositary Receipt
CDX.NA.IG	CDX North America Investment Grade Index			SPI	Swiss Performance Index
ITRX.EUR	iTraxx Europe Index			STIBOR	Stockholm Interbank Offered Rate
ITRX.EUR.XOVER	iTraxx Europe Crossover Index			STR	Short Term Rate
				TLREF	Turkish Lira Overnight Reference Rate
				TOPIX	Tokyo Price Index
				TSX	Toronto Stock Exchange

The following reference rates, and their values as of period end, are used for security description:

Reference Index	Reference Rate
1-Day EONIA	2.161%
1-Day FEDEF	4.330
1-Day SABOR	7.242
1-Day SARON	0.207
1-Day SONIA	4.211
1-Month EURIBOR	1.996
1-Month HIBOR	0.588
1-Month SOFR	4.312
1-Week CIBOR	1.920
1-Week NIBOR	4.510
1-Week STIBOR	2.262
3-Month JIBAR	7.325
3-Month SOFR	4.324
6-Month BUBOR	6.490
Banxico Mexico 1 Month Rate	8.500
BRLCDI	14.650
COIR	8.736
Euro STR	2.161
KLIBOR	3.500
SOFR	4.350
TLREF	48.994

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Franklin Alternative Strategies Funds:
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Franklin Alternative Strategies Funds (the “Trust”) (comprising K2 Alternative Strategies Fund (the “Fund”)), including the consolidated schedule of investments, as of May 31, 2025, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund comprising Franklin Alternative Strategies Funds at May 31, 2025, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
July 24, 2025

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
K2 ALTERNATIVE STRATEGIES FUND
Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2025:

	Pursuant to:	Amount Reported
Dividends Received Deduction (DRD)	§854(b)(1)(A)	$757,557
Qualified Dividend Income (QDI)	§854(b)(1)(B)	1,071,760
Short-Term Capital Gain Dividends	§871(k)(2)(C)	26,083,106
Long-Term Capital Gain Dividends	§852(b)(3)(C)	8,825,062

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Changes In and Disagreements with AccountantsFor the period covered by this report.
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report.
Not applicable.
Renumeration Paid to Directors, Officers and OthersFor the period covered by this report.
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Investment Management Agreements For the period covered by this report.
and Sub-Advisory Agreements

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
K2 Alternative Strategies Fund
(Fund)
The Board of Trustees (Board) of Franklin Alternative Strategies Funds (the Trust), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at an in person meeting held on May 28, 2025, unanimously approved the continuance of the Fund’s investment management agreement with K2/D&S Management Co., L.L.C. (K2 Advisors), and continuance of each sub-advisory agreement between K2 Advisors and each of the following sub-advisors (the Sub-Advisors):
ActusRayPartners Limited
Apollo Credit Management, LLC
Bardin Hill Arbitrage IC Management L.P.
Capital Fund Management S.A.
Electron Capital Partners, LLC
Graham Capital Management, L.P.
Jennison Associates LLC
Lazard Asset Management LLC
RBC Global Asset Management (UK) Limited /
 RBC Global Asset Management (U.S.) Inc.
Franklin Advisers, Inc. (FAV)
The Board also approved the assignment and assumption of the Fund’s investment management agreement and each sub-advisory agreement to FAV in connection with an internal reorganization at Franklin Templeton expected to occur on or about September 2, 2025. Employees of K2 Advisors who currently provide investment management and investment-related services to the Fund will become employees of FAV and will continue to provide the same investment management and investment-related services to the Fund under the same investment management fee schedule. Upon the transfer of the investment management agreement to FAV, the current sub-advisory agreement between K2 Advisors and FAV for the Fund will be terminated. This transfer will not involve a change in actual control or management of the Fund’s investment manager and the same individuals will continue to provide portfolio management services to the Fund. Because there is no actual change in control or management of the investment manager, this transfer does not constitute an “assignment” of the investment management agreement or the sub-advisory agreements for purposes of the Investment Company Act of 1940 and, therefore, a shareholder vote is not required.
Prior to a meeting of all of the trustees for the purpose of considering such continuance, the independent trustees participated in two other meetings held in connection with the renewal process. Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of K2 Advisors and representatives of certain Sub-Advisors (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the continuance of the investment management agreement and the continuance of the sub-advisory agreements for the Fund, the Board, including the independent trustees, determined that the investment management fee structure was fair and reasonable and that continuance of the agreements was in the best interests of the Fund and its shareholders.
In making the foregoing approvals, the Board considered various materials related to the investment management agreement and the sub-advisory agreements including: (1) a copy of the investment management agreement and sub-advisory agreements; (2) information describing the nature, quality and extent of services that K2 Advisors and each Sub-Advisor provided, and are expected to provide, to the Fund, and the investment management fees and sub-advisory fees payable to K2 Advisors and each Sub-Advisor; (3) reports from K2 Advisors on the continued diligence conducted on each Sub-Advisor and the reasons for recommending continuance of each of the sub-advisory agreements, including, but not limited to, each Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions; and (4) a report from the Trust’s Chief Compliance Officer regarding K2 Advisors’ and each Sub-Advisor’s compliance program and capabilities, including policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Trust’s Chief Compliance Officer with respect thereto. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into

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the FT family of funds and management’s continued development of strategies to address areas of evolving changes in domestic policy and continuing geopolitical concerns.
The Board also took into account information furnished throughout the year at Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, derivatives, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales and redemptions, and marketing support payments made to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the FT complex in comparison to those charged to other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of services provided by K2 Advisors and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered K2 Advisors’ methods of operation within the FT group and its activities on behalf of other clients.
The information obtained by the trustees during the renewal process also included a special report prepared by Broadridge Financial Solutions, Inc., an independent third-party analyst that utilizes data from Lipper, Inc. (Lipper), comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to such Fund as selected by Lipper (Broadridge Section 15(c) Report). The trustees reviewed the Broadridge Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios and performance. The Board considered K2 Advisors’ views that the peer group determined by Lipper for comparison purposes may not be an entirely appropriate representation of the Fund’s peer universe. K2 Advisors explained that the universe of funds that are managed using multi-manager, multi-strategy structures, like the Fund, continues to evolve, and has presented challenges in identifying an appropriate set of peers for the Fund. It was noted by K2 Advisors that the peer group compiled by Lipper includes single-manager funds which, due to their nature and relative simplicity, have lower expense ratios and are not true peers for fee comparison purposes (Base Expense Group). Because some of the sponsors of funds with multi-manager strategies that K2 Advisors considers to be peers were excluded from the peer group determined by Lipper, K2 Advisors requested a second peer group including funds that K2 Advisors considers to be peer funds (Alternate Expense Group) for the Board’s consideration. While noting the limitations of the Broadridge Section 15(c) Report, the Board concluded that the Broadridge Section 15(c) Report was helpful in the performance of its duties and took into account the Alternate Expense Group as part of its considerations.
In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against K2 Advisors and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal matters. The independent trustees also received reports from the Trust’s Chief Compliance Officer on regulatory inquiries and pending legal actions against the Sub-Advisors applicable to the services provided/to be provided by the Sub-Advisors to the Fund and noted that there were not any issues in this regard that should prevent the continuance of the sub-advisory agreements.
The trustees reviewed the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of K2 Advisors and each Sub-Advisor, including each management team’s expertise in the management of other alternative strategies funds. As part of this review, particular attention was given to (1) the diligent risk management program of K2 Advisors and its parent, including those aspects of the program related to selecting and overseeing sub-advisors to the Fund and continual monitoring and management of cybersecurity, liquidity and counterparty credit risk, (2) each Sub-Advisor’s risk management program, and (3) derivatives and other complex instruments that are held and expected to be held by the Fund and how such instruments are used to carry out the Fund’s investment goal.
The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by FT to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of K2 Advisors’ parent company and its commitment to the mutual fund business. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board acknowledged management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns. The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting. In addition, the Board received updates from management on the compliance of the investment manager with comprehensive rules and regulations promulgated by the SEC and the U.S. Commodity Futures Trading Commission.
In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did

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not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided, and to be provided, by K2 Advisors and each Sub-Advisor. In this regard, they reviewed the Fund’s investment goal and K2 Advisors’ and each Sub-Advisor’s investment strategy and sub-strategy, and K2 Advisors’ and each Sub-Advisor’s ability to implement such investment strategy and/or sub-strategy, including, but not limited to, K2 Advisors’ and each Sub-Advisor’s trading practices, investment decision processes and reputation. The Board also considered the investment management services that the investment manager and the Sub-Advisors (as applicable) provide to the Cayman Islands-based company, which is wholly owned by the Fund (Cayman Subsidiary).
The Board noted that the Fund employs a “manager of managers” structure, whereby K2 Advisors is responsible for selecting sub-advisors (subject to Board approval), principally allocating the Fund’s assets among them, and overseeing the sub-advisors’ day-to-day management of the Fund’s assets. The Board noted the responsibilities that K2 Advisors has as the Fund’s investment manager, including (1) due diligence on the Sub-Advisors and any potential new sub-advisors to the Fund, their respective trading strategies, risk management, operations and businesses, (2) on-going oversight and monitoring of the day-to-day investment activities of Sub-Advisors and other service providers, including their respective compliance with the investment mandate and restrictions, compliance policies and procedures and federal securities laws, and K2 Advisors’ ongoing assessment of their performance, (3) portfolio construction with respect to the allocation of assets among Sub-Advisors, investment funds, cash and other investments, (4) directly managing a portion of the Fund’s assets which are not allocated to Sub-Advisors, (5) risk management, (6) preparing quarterly reports to the Board, and (7) the implementation of Board directives as they relate to the Fund. The Trustees also considered the successful performance of K2 Advisors in managing the Fund and other investment products with similar investment strategies to the investment strategies of the Fund that are not subject to the Investment Company Act of 1940.
With respect to the sub-advisory services provided, and to be provided, by each Sub-Advisor, the Board noted the responsibilities that each Sub-Advisor has with respect to the portion of the Fund’s assets allocated to the Sub-Advisor by K2 Advisors (Sub-Advised Portion), including, among others, implementing the investment strategies with respect to the Sub-Advised Portion and ensuring compliance with the investment strategies, policies and limitations of the Sub-Advised Portion. The trustees considered the performance of each Sub-Advisor in managing the Fund (as applicable) and other investment products with similar investment strategies to the investment strategies of its Sub-Advised Portion of the Fund, including, with respect to certain Sub-Advisors, mutual funds with similar investment strategies. The Board considered K2 Advisors’ rationale for recommending the retention of each Sub-Advisor.
The trustees reviewed the Fund’s portfolio management teams at K2 Advisors and each Sub-Advisor, including each such team’s performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation for K2 Advisors’ portfolio management team and noted that a portion of a K2 Advisors’ portfolio manager’s incentive-based compensation is paid in shares of pre-designated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees considered periodic reports provided to them showing that K2 Advisors and the Sub-Advisors complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the FT group of funds, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The Board specifically noted FT’s commitment to technological innovation and advancement, including continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
The trustees discussed with management various other products, portfolios and entities that are advised by K2 Advisors and each Sub-Advisor and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.
The Board also considered a report from the Trust’s Chief Compliance Officer regarding K2 Advisors’ and each Sub-Advisor’s compliance program and capabilities as such programs and capabilities relate to the operations of the Fund and the monitoring and testing of such program undertaken by the Trust’s Chief Compliance Officer. The Board considered the selection and due diligence process employed by K2 Advisors in selecting and deciding to retain each Sub-Advisor as a sub-advisor to the Fund, including the due diligence undertaken with respect to the Sub-Advisor’s compliance and risk management capabilities. The trustees considered K2 Advisors’ significant efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.
The Board also considered the nature, extent and quality of the services to be provided under the Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account transfer agent and shareholder services provided to Fund shareholders by an affiliate of K2 Advisors,

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noting favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.
Based on their review, the trustees were satisfied with the nature and quality of the overall services provided, and to be provided, by K2 Advisors and its affiliates and each Sub Advisor to the Fund and its shareholders and were confident in the abilities of K2 Advisors and each Sub-Advisor to implement their respective investment strategy and/or sub-strategy and to provide quality services to the Fund and its shareholders.
INVESTMENT PERFORMANCE. The trustees reviewed the investment performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.
As part of their review, they inquired of management regarding benchmark and hedging activities. Consideration was also given to performance in the context of available levels of cash, including as affected by net flows, during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund and each Sub-Advisor.
In addition, attention in assessing performance was given to the Broadridge Section 15(c) Report. That report showed the investment performance of the Fund (Advisor Class shares) in comparison to other funds determined comparable by Lipper.
The comparable funds to the Fund, as chosen by Lipper, included all institutional alternative multi-strategy funds. The Fund had total returns in the best performing quintile for the one-year period ended December 31, 2024, total returns in the second-lowest performing quintile for the three-year period ended December 31, 2024, total returns in the middle performing quintile for the five-year period ended December 31, 2024 and total returns in the second-best performing quintile for the ten-year period ended December 31, 2024. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The Board was encouraged by the improved performance in 2024, noting the initial success of the enhancements to the investment strategy that were implemented in the first quarter of 2024. While satisfied with the performance for the one-year period ended December 31, 2024, the Board noted that it would continue to monitor future performance.
COMPARATIVE EXPENSES AND PROFITABILITY. The trustees considered the cost of the services provided, and to be provided, by K2 Advisors and each Sub-Advisor and the profits realized by K2 Advisors and its affiliates from their relationships with the Fund. As part of the renewal process, they explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In this regard, the trustees took into account the introduction in 2020 of breakpoints in the investment management fee schedule of the Fund, which were designed to better position the Fund for potential asset growth. In addition, and following on-going discussions with the independent trustees with respect to the investment management fees and expense ratio of the Fund, the trustees took into account the reduction in 2024 in (i) the investment management fees from 1.90% to 1.70% for the initial investment management fee rate (and with corresponding 0.20% decreases for each breakpoint in the investment management fee schedule), and (ii) the cap in the fee waiver and expense limitation arrangement from 1.90% to 1.70%. In considering the appropriateness of the management fees and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of K2 Advisors personnel. The Board also reviewed and considered the investment management fees in light of the nature, extent and quality of the investment management services provided, and/or to be provided, by K2 Advisors and each Sub-Advisor, as more fully discussed above. The Board also considered the changes negotiated by K2 Advisors in the sub-advisory fees charged by the Sub-Advisers, including the addition of breakpoints in the sub-advisory fee schedules of certain Sub-Advisors in the past few years. The Board noted that the sub-advisory fees are paid by K2 Advisors to each Sub-Advisor and are not additional fees borne by the Fund. The Board also noted that the sub-advisory fees paid, and to be paid, by K2 Advisors to each Sub-Advisor were the product of arms-length negotiations between K2 Advisors and each Sub-Advisor.
Furthermore, the Board took into account that information regarding Sub-Advisor profitability is not legally required to be provided. Accordingly, profitability information of the sub-advisors was given lesser weight than other factors. In addition, the Board considered the allocation of the investment management fees charged to the Fund between K2 Advisors and each Sub-Advisor in light of the nature, extent and quality of the investment management services provided, and to be provided, by K2 Advisors and each Sub-Advisor. As part of this discussion, the Board took into account the fee waiver and expense limitation arrangement in effect, and the amount of Fund expenses that were absorbed since inception of the Fund by K2 Advisors through such waivers and arrangements. The Board also considered the investment management services that the investment manager and the Sub-Advisors (as applicable) provide to the Cayman Subsidiary and the related fee waivers that are in place.
Consideration was also given to a comparative analysis in the Broadridge Section 15(c) Report of the investment management fees and total expense ratio of the Fund in comparison to those of a group of other funds selected by Lipper as its appropriate Lipper expense group.
Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
In reviewing comparative costs, emphasis was given to the Fund’s contractual management fees in comparison with the contractual management fees that would have been charged

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by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Advisor Class shares. The Fund’s contractual management fee rate was in the second-most expensive quintile of its Base Expense Group and its Alternate Expense Group. The Fund’s total expenses were also in the second-most expensive quintile of its Base Expense Group and its Alternate Expense Group.
Noting (i) that the Fund’s contractual management fees and total expenses were lower than the Fund’s primary competitor, (ii) the factors and limitations with respect to the Broadridge Section 15(c) Report (including the inclusion of single-manager funds in the Base Expense Group), and (iii) factors relating to the Fund’s operations, such as the quality and experience of K2 Advisors and the Sub-Advisors and the nature and quality of the services provided and to be provided by K2 Advisors and the Sub-Advisors, the Board found such comparative fees and expenses to be acceptable.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc. (FRI), from its overall U.S. fund business, as well as profitability to K2 Advisors and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2024, the most recent fiscal year-end of FRI. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. The Board also noted that an independent registered public accounting firm has been engaged by K2 Advisors to periodically review and assess the allocation methodologies to be used solely by the Board with respect to the profitability analysis.
The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; a comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of K2 Advisors and its parent. In discussing the Profitability Study with the Board, K2 Advisors stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.
With respect to the impact on K2 Advisors’ and its affiliates’ profitability as a result of FAV serving as a sub-advisor to the Fund, the Board considered the following: (1) the fee waiver and expense limitation arrangements in effect, the amount of Fund expenses that were absorbed since the inception of the Fund by K2 Advisors through such arrangements, and the expected impact of the engagement of FAV on the amount of Fund expenses being waived by K2 Advisors, (2) the level of sub-advisory fees to be paid to FAV, and (3) whether there is a conflict of interest from which K2 Advisors or the FAV derives an inappropriate advantage and concluded that no such inappropriate advantage existed.
The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements. The trustees also considered the extent to which K2 Advisors and the Sub-Advisors may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the trustees determined that the level of profits realized by K2 Advisors and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided. In addition, the Board noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
ECONOMIES OF SCALE. The Board considered economies of scale realized by K2 Advisors and its affiliates and the Sub-Advisors as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. The trustees noted that benefits of economies of scale will, depending on the fee waiver and expense limitation arrangement in effect at the time, potentially be shared with Fund shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by the Fund. The Board also considered the fee waiver and expense limitation arrangement in effect, and the amount of Fund expenses that were absorbed since inception of the Fund by K2 Advisors through such waiver and arrangement. The Board concluded that economies of scale were deemed not to be a significant factor at that time in light of, among other matters, the fee waiver and expense limitation arrangement in effect.
CONCLUSION
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Fund’s investment management agreement and each sub-advisory agreement for an additional one-year period.

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© 2025 Franklin Templeton Investments. All rights reserved.	18120-AFSOI 07/25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Alternative Strategies Funds

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	July 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	July 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	July 29, 2025